UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21335

Exact name of registrant as specified in charter:	Optimum Fund Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2014

Item 1. Schedule of Investments.

Schedule of investments

Optimum Fixed Income Fund
June 30, 2014 (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Agency Collateralized Mortgage Obligations – 5.19%
Fannie Mae Grantor Trust
Series 1999-T2 A1
7.50% 1/19/39 •	14,905	$16,626
Series 2002-T4 A3
7.50% 12/25/41	51,479	58,670
Series 2004-T1 1A2
6.50% 1/25/44	15,788	18,035
Fannie Mae REMICs
Series 1996-46 ZA
7.50% 11/25/26	11,604	13,248
Series 1999-19 PH
6.00% 5/25/29	221,596	246,008
Series 2001-14 Z
6.00% 5/25/31	13,018	14,421
Series 2002-90 A1
6.50% 6/25/42	12,677	14,578
Series 2002-90 A2
6.50% 11/25/42	44,089	50,044
Series 2003-26 AT
5.00% 11/25/32	212,662	221,512
Series 2005-22 HE
5.00% 10/25/33	184,724	188,959
Series 2005-29 QD
5.00% 8/25/33	157,688	159,154
Series 2005-110 MB
5.50% 9/25/35	178,516	193,909
Series 2007-30 OE
2.579% 4/25/37 @Ω^	5,153,480	4,787,593
Series 2007-114 A6
0.352% 10/27/37 •	7,600,000	7,582,391
Series 2008-24 ZA
5.00% 4/25/38	20,489,262	22,532,800
Series 2009-2 AS
5.548% 2/25/39 @•Σ	3,285,279	416,197
Series 2009-68 SA
6.598% 9/25/39 @•Σ	697,213	115,321
Series 2009-94 AC
5.00% 11/25/39	398,346	429,776
Series 2010-41 PN
4.50% 4/25/40	475,000	513,472
Series 2010-96 DC
4.00% 9/25/25	915,000	981,611
Series 2010-123 FE
0.632% 11/25/40 •	4,570,870	4,585,520
Series 2012-122 SD
5.948% 11/25/42 •Σ	888,731	195,950
Series 2013-38 AI
3.00% 4/25/33 Σ	2,432,483	396,049
Series 2013-44 DI
3.00% 5/25/33 Σ	3,671,972	618,977
Fannie Mae Whole Loan
REMIC Trust
Series 2004-W4 A5
5.50% 6/25/34	2,781,680	2,959,171
Series 2004-W11 1A2
6.50% 5/25/44	77,034	89,525
Fannie Mae Whole Loan Trust
Series 2004-W15 1A1
6.00% 8/25/44	94,400	105,575
Freddie Mac REMICs
Series 1730 Z
7.00% 5/15/24	60,830	69,056
Series 2165 PE
6.00% 6/15/29	184,639	205,062
Series 2326 ZQ
6.50% 6/15/31	104,536	118,757
Series 2557 WE
5.00% 1/15/18	311,278	327,943
Series 2762 LG
5.00% 9/15/32	79,312	79,514
Series 2802 NE
5.00% 2/15/33	317,932	321,848
Series 2827 TE
5.00% 4/15/33	369,593	379,304
Series 2864 PE
5.00% 6/15/33	82,843	83,489
Series 2869 BG
5.00% 7/15/33	192,411	194,652
Series 2889 OG
5.00% 5/15/33	5,877	5,896
Series 2890 PD
5.00% 3/15/33	63,324	63,432
Series 2915 KD
5.00% 9/15/33	79,528	81,214
Series 2938 ND
5.00% 10/15/33	113,546	115,536
Series 2987 KG
5.00% 12/15/34	358,709	367,235
Series 3143 BC
5.50% 2/15/36	4,745,602	5,272,700
Series 3145 LN
4.50% 10/15/34	50,745	51,425
Series 3289 SA
6.598% 3/15/37 @•Σ	2,299,721	401,417
Series 3626 MA
5.00% 2/15/30	730,637	742,565
Series 3656 PM
5.00% 4/15/40	770,000	853,346
Series 4065 DE
3.00% 6/15/32	120,000	114,990

(continues)     NQ-OPTFI [6/14] 8/14 (13029) 1

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac REMICs
Series 4185 LI
3.00% 3/15/33 Σ	908,884	$154,194
Series 4191 CI
3.00% 4/15/33 Σ	372,081	62,860
Freddie Mac Structured
Agency Credit Risk Debt
Notes
Series 2014-DN2 M1
1.002% 4/25/24 •	261,454	261,935
Series 2014-DN2 M2
1.802% 4/25/24 •	250,000	251,709
Freddie Mac Structured Pass
Through Securities
Series T-54 2A
6.50% 2/25/43 t	21,037	24,875
Series T-58 2A
6.50% 9/25/43 t	11,214	12,770
GNMA
Series 2007-64 AI
6.397% 10/20/37 @•Σ	7,705,348	1,116,758
Series 2008-65 SB
5.847% 8/20/38 @•Σ	2,096,117	299,467
Series 2009-2 SE
5.667% 1/20/39 @•Σ	5,918,219	775,489
Series 2010-113 KE
4.50% 9/20/40	1,170,000	1,263,248
Series 2011-H21 FT
0.80% 10/20/61 •	15,309,550	15,355,340
Series 2011-H23 FA
0.852% 10/20/61 •	10,191,788	10,269,032
Series 2012-H08 FB
0.752% 3/20/62 •	1,419,344	1,420,813
Series 2012-H29 SA
0.667% 10/20/62 •	6,283,955	6,266,058
NCUA Guaranteed Notes Trust
Series 2010-C1 A2
2.90% 10/29/20	390,000	404,751
Total Agency Collateralized
Mortgage Obligations
(cost $94,348,961)		95,293,772

Agency Collateralized Mortgage Obligations – 10.29%
Fannie Mae
5.50% 3/1/37	35,920	38,992
5.50% 7/1/37	371,957	403,530
6.50% 8/1/17	13,405	14,006
Fannie Mae ARM
2.069% 7/1/37 •	113,613	119,888
2.277% 10/1/33 •	21,942	22,088
2.415% 5/1/43 •	492,009	490,612
2.44% 11/1/35 •	78,318	83,905
2.546% 6/1/43 •	168,705	169,266
3.201% 4/1/44 •	788,459	813,861
3.279% 3/1/44 •	691,748	717,581
3.296% 9/1/43 •	605,789	624,879
5.142% 8/1/35 •	18,664	20,056
5.807% 8/1/37 •	107,419	115,061
Fannie Mae Relocation 30 yr
5.00% 11/1/33	2,238	2,461
5.00% 1/1/34	3,486	3,833
5.00% 11/1/34	10,492	11,541
5.00% 4/1/35	15,251	16,770
5.00% 10/1/35	18,213	20,013
5.00% 1/1/36	42,335	46,531
Fannie Mae S.F. 15 yr
2.50% 7/1/27	89,424	90,963
2.50% 10/1/27	539,133	548,412
2.50% 2/1/28	1,276,227	1,298,193
2.50% 5/1/28	181,165	184,268
3.00% 8/1/27	1,591,887	1,656,130
3.00% 11/1/27	61,661	64,129
3.00% 5/1/28	122,362	127,305
3.50% 7/1/26	400,901	425,389
3.50% 12/1/28	149,574	158,974
4.00% 5/1/24	53,069	56,747
4.00% 7/1/24	14,768	15,791
4.00% 5/1/25	282,474	302,583
4.00% 6/1/25	998,343	1,069,572
4.00% 9/1/25	34,787	37,203
4.00% 11/1/25	1,361,970	1,459,189
4.00% 1/1/26	38,508	41,257
4.00% 12/1/26	484,919	518,489
4.00% 1/1/27	34,212	36,661
4.00% 5/1/27	988,663	1,059,315
4.50% 8/1/18	101,237	107,494
4.50% 7/1/20	309,448	328,705
5.00% 12/1/20	61,740	66,679
5.00% 5/1/21	38,495	40,980
5.00% 6/1/23	107,218	116,932
Fannie Mae S.F. 15 yr TBA
2.50% 7/1/29	990,000	1,005,623
3.00% 7/1/29	5,308,000	5,513,685
3.50% 7/1/29	11,219,000	11,890,388
Fannie Mae S.F. 20 yr
3.00% 8/1/33	233,779	238,591
3.00% 9/1/33	436,080	445,054
3.50% 4/1/33	68,962	72,247

2 NQ-OPTFI [6/14] 8/14 (13029)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae S.F. 20 yr
3.50% 9/1/33	329,523	$345,222
4.00% 2/1/31	365,250	393,109
5.00% 11/1/23	30,816	34,243
5.50% 11/1/25	48,207	54,209
5.50% 8/1/28	496,331	557,331
5.50% 12/1/29	42,261	47,450
6.00% 9/1/29	312,525	354,251
Fannie Mae S.F. 30 yr
3.00% 7/1/42	455,235	450,250
3.00% 10/1/42	7,080,857	7,003,803
3.00% 12/1/42	1,162,889	1,150,153
3.00% 1/1/43	2,673,234	2,643,958
3.00% 2/1/43	270,252	267,292
3.00% 4/1/43	44,606,340	44,117,843
3.00% 5/1/43	404,509	400,079
4.00% 10/1/40	47,650	50,641
4.00% 11/1/40	469,833	499,323
4.00% 1/1/41	790,275	839,878
4.00% 7/1/41	948,370	1,007,896
4.00% 1/1/43	397,134	422,061
4.00% 8/1/43	204,598	217,440
4.50% 5/1/35	198,517	215,401
4.50% 8/1/35	406,965	440,962
4.50% 9/1/35	351,586	380,924
4.50% 7/1/36	133,912	145,086
4.50% 5/1/39	1,366,734	1,484,720
4.50% 11/1/40	420,698	455,913
4.50% 3/1/41	866,912	939,291
4.50% 4/1/41	1,252,716	1,357,745
4.50% 10/1/41	487,708	528,405
4.50% 11/1/41	417,967	452,904
4.50% 12/1/43	73,358	79,630
4.50% 5/1/44	296,565	321,924
5.00% 3/1/34	5,750	6,416
5.00% 4/1/34	35,302	39,269
5.00% 8/1/34	55,740	62,100
5.00% 4/1/35	10,505	11,786
5.00% 7/1/35	212,342	236,416
5.00% 10/1/35	501,227	557,306
5.00% 11/1/35	150,345	167,234
5.00% 2/1/36	214,870	239,005
5.00% 2/1/37	442,377	492,734
5.00% 4/1/37	126,488	140,689
5.00% 8/1/37	41,733	46,436
5.00% 12/1/37	8,603	9,560
5.00% 2/1/38	135,468	150,689
5.00% 3/1/38	315,410	350,484
5.00% 6/1/38	18,669	20,745
5.00% 2/1/39	6,755	7,506
5.00% 5/1/40	210,728	234,350
5.50% 12/1/32	28,921	32,520
5.50% 2/1/33	94,222	106,014
5.50% 12/1/33	45,227	50,907
5.50% 11/1/34	99,111	111,537
5.50% 11/1/34	48,461	54,468
5.50% 2/1/35	742,772	845,295
5.50% 3/1/35	83,578	93,854
5.50% 6/1/35	129,256	144,610
5.50% 1/1/36	123,033	138,233
5.50% 7/1/36	43,236	48,609
5.50% 1/1/37	8,828	9,918
5.50% 2/1/37	796,748	891,436
5.50% 8/1/37	35,910	40,330
5.50% 1/1/38	716,413	801,513
5.50% 2/1/38	147,739	166,066
5.50% 6/1/38	28,598	31,995
5.50% 10/1/39	1,358,501	1,519,873
5.50% 7/1/40	408,607	457,144
6.00% 5/1/36	115,438	130,390
6.00% 6/1/36	51,446	58,106
6.00% 9/1/36	53,094	59,911
6.00% 2/1/37	166,215	187,784
6.00% 5/1/37	492,866	554,691
6.00% 8/1/37	395,159	446,272
6.00% 9/1/37	75,932	85,776
6.00% 11/1/37	70,237	79,250
6.00% 5/1/38	804,028	906,096
6.00% 7/1/38	21,971	24,723
6.00% 8/1/38	273,079	307,285
6.00% 10/1/38	668,076	751,909
6.00% 12/1/38	25,041	28,210
6.00% 1/1/39	272,217	306,584
6.00% 2/1/39	426,258	481,660
6.00% 9/1/39	855,298	963,433
6.00% 10/1/39	152,270	171,875
6.00% 3/1/40	239,771	269,867
6.00% 9/1/40	211,402	238,177
6.50% 11/1/33	6,680	7,550
6.50% 2/1/36	135,634	155,290
6.50% 3/1/36	118,880	134,208
6.50% 6/1/36	285,982	323,983
6.50% 2/1/38	65,854	74,253
6.50% 11/1/38	19,192	21,640
7.50% 3/1/32	814	950
7.50% 4/1/32	1,980	2,268
7.50% 6/1/32	1,583	1,742

(continues)     NQ-OPTFI [6/14] 8/14 (13029) 3

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal		Value
	amount°		(U.S. $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae S.F. 30 yr TBA
3.00% 7/1/44		8,507,000	$8,403,989
3.50% 7/1/44		5,872,000	6,044,490
4.00% 7/1/44		13,471,000	14,296,099
4.00% 8/1/44		4,184,000	4,427,032
4.50% 7/1/44		23,417,000	25,359,885
5.00% 7/1/44		1,205,000	1,338,115
5.50% 7/1/44		2,476,000	2,772,042
Freddie Mac ARM
2.342% 12/1/33 •		71,050	75,760
2.356% 7/1/36 •		56,748	60,505
2.464% 4/1/34 •		3,661	3,912
2.53% 1/1/44 •		1,513,824	1,549,645
2.68% 5/1/37 •		406,385	438,407
5.385% 2/1/38 •		210,585	225,531
Freddie Mac Relocation 30 yr
5.00% 9/1/33		362	398
Freddie Mac S.F. 15 yr
3.50% 10/1/26		130,843	138,639
4.00% 4/1/25		66,045	70,759
4.00% 8/1/25		306,994	328,984
4.00% 11/1/26		387,011	411,680
4.50% 5/1/20		175,146	186,078
4.50% 7/1/25		92,198	99,202
4.50% 6/1/26		203,027	217,917
5.00% 6/1/18		54,353	57,696
5.50% 6/1/20		50,407	53,979
Freddie Mac S.F. 20 yr
3.50% 1/1/34		627,139	655,712
5.50% 10/1/23		97,409	108,851
5.50% 8/1/24		27,916	31,531
Freddie Mac S.F. 30 yr
3.00% 10/1/42		527,052	521,354
3.00% 11/1/42		431,042	427,175
4.00% 11/1/40		284,015	301,290
4.50% 10/1/39		227,072	245,906
5.50% 12/1/34		57,281	64,387
5.50% 6/1/36		38,141	42,712
5.50% 11/1/36		89,764	100,419
5.50% 12/1/36		19,807	22,078
5.50% 6/1/38		51,838	57,782
5.50% 3/1/40		208,941	232,898
5.50% 8/1/40		849,985	947,444
5.50% 1/1/41		234,277	261,139
6.00% 2/1/36		430,235	488,948
6.00% 3/1/36		227,781	258,443
6.00% 1/1/38		88,851	99,723
6.00% 6/1/38		238,974	268,291
6.00% 8/1/38		357,676	404,516
6.00% 5/1/40		99,265	111,524
6.50% 11/1/33		34,618	39,009
6.50% 1/1/35		175,319	202,005
6.50% 8/1/38		51,413	57,934
6.50% 4/1/39		380,513	428,776
7.00% 1/1/38		63,368	69,473
GNMA I S.F. 30 yr
5.00% 6/15/40		131,862	145,475
7.00% 12/15/34		272,716	320,667
GNMA II S.F. 30 yr
6.00% 4/20/34		10,763	12,074
Total Agency Collateralized
Mortgage Obligations
(cost $185,894,989)			188,950,369

Collateralized Debt Obligations – 0.31%
ACAS CLO
Series 2007-1A A1S 144A
0.438% 4/20/21 #•		900,000	891,558
BlueMountain CLO
Series 2005-1A A1F 144A
0.461% 11/15/17 #•		61,462	61,334
Euro-Galaxy CLO
Series 2006-1X A2
0.568% 10/23/21 •	EUR	1,900,248	2,571,134
Franklin CLO
Series 5A A2 144A
0.491% 6/15/18 #•		2,247,415	2,227,053
Total Collateralized Debt
Obligations
(cost $5,579,867)			5,751,079

Commercial Mortgage-Backed Securities – 1.58%
American Tower Trust I
144A 3.07% 3/15/23 #		970,000	960,620
Bank of America Commercial
Mortgage Trust
Series 2007-4 AM
6.015% 2/10/51 •		195,000	218,267
Bank of America Re-REMIC
Series 2009-UBER2 144A
5.811% 2/24/51 #•		2,175,082	2,427,957
CD Commercial Mortgage
Trust
Series 2005-CD1 C
5.401% 7/15/44 •		510,000	530,153
Commercial Mortgage Trust
Series 2005-GG5 A5
5.224% 4/10/37 •		1,155,000	1,196,586

4 NQ-OPTFI [6/14] 8/14 (13029)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Trust
Series 2006-GG7 A4
6.015% 7/10/38 •	1,107,083	$1,191,548
Series 2014-CRE18 A5
3.828% 7/15/47	150,000	156,844
Credit Suisse Commercial
Mortgage Trust
Series 2006-C1 AAB
5.643% 2/15/39 •	28,620	28,957
Series 2010-UD1 A 144A
5.921% 12/16/49 #•	1,942,371	2,101,159
DB-UBS Mortgage Trust
Series 2011-LC1A A3 144A
5.002% 11/10/46 #	1,195,000	1,352,709
Series 2011-LC1A C 144A
5.73% 11/10/46 #•	815,000	930,835
FREMF Mortgage Trust
Series 2010-K7 B 144A
5.618% 4/25/20 #•	160,000	180,786
Series 2012-K19 B 144A
4.176% 5/25/45 #•	145,000	151,274
Series 2012-K708 B 144A
3.891% 2/25/45 #•	1,305,000	1,370,430
Series 2012-K711 B 144A
3.684% 8/25/45 #•	735,000	762,096
Series 2013-K712 B 144A
3.483% 5/25/45 #•	1,875,000	1,919,638
Series 2013-K713 B 144A
3.274% 4/25/46 #•	1,215,000	1,226,437
Goldman Sachs Mortgage
Securities II
Series 2005-GG4 A4A
4.751% 7/10/39	663,501	677,127
Goldman Sachs Mortgage
Securities Trust
Series 2006-GG6 A4
5.553% 4/10/38 •	595,000	628,635
Series 2010-C1 A2 144A
4.592% 8/10/43 #	915,000	1,014,444
Series 2010-C1 C 144A
5.635% 8/10/43 #•	375,000	416,721
Grace Mortgage Trust
Series 2014-GRCE A 144A
3.369% 6/10/28 #	600,000	619,421
Hilton USA Trust
Series 2013-HLT AFX 144A
2.662% 11/5/30 #	765,000	774,735
Series 2013-HLT BFX 144A
3.367% 11/5/30 #	715,000	734,191
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2005-CB11 E
5.654% 8/12/37 •	230,000	249,174
Series 2005-LDP5 D
5.56% 12/15/44 •	420,000	437,550
Series 2006-LDP8 AM
5.44% 5/15/45	758,000	821,499
Series 2007-LDPX A3
5.42% 1/15/49	1,080,783	1,180,381
Series 2011-C5 A3
4.171% 8/15/46	800,000	868,158
Series 2011-C5 C 144A
5.502% 8/15/46 #•	410,000	457,058
LB-UBS Commercial
Mortgage Trust
Series 2004-C1 A4
4.568% 1/15/31	43,887	45,350
Series 2005-C3 B
4.895% 7/15/40 •	260,000	265,514
Morgan Stanley Capital I Trust
Series 2005-HQ7 AJ
5.376% 11/14/42 •	615,000	642,918
Series 2005-HQ7 C
5.376% 11/14/42 •	1,375,000	1,360,325
Timberstar Trust
Series 2006-1A A 144A
5.668% 10/15/36 #	515,000	561,036
VNDO Mortgage Trust
Series 2012-6AVE A 144A
2.996% 11/15/30 #	580,000	576,080
Total Commercial
Mortgage-Backed
Securities
(cost $28,445,025)		29,036,613

Convertible Bonds – 0.84%
Alaska Communications
Systems Group 6.25%
exercise price $10.28,
expiration date 4/27/18	580,000	477,050
Alere 3.00% exercise price
$43.98, expiration date
5/15/16	308,000	342,458
Ares Capital 5.75% exercise
price $19.13, expiration
date 2/1/16	206,000	219,647
ArvinMeritor 4.00% exercise
price $26.73, expiration
date 2/12/27 ϕ	598,000	638,365

(continues)     NQ-OPTFI [6/14] 8/14 (13029) 5

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Convertible Bonds (continued)
BGC Partners 4.50% exercise
price $9.84, expiration
date 7/13/16	421,000	$448,628
BioMarin Pharmaceutical
1.50% exercise price
$94.15, expiration date
10/13/20	291,000	307,914
Blackstone Mortgage Trust
5.25% exercise price
$28.66, expiration date
12/1/18	557,000	614,441
Blucora 144A 4.25% exercise
price $21.66, expiration
date 3/29/19 #	275,000	301,984
Campus Crest Communities
Operating Partnership
144A 4.75% exercise price
$12.56, expiration date
10/11/18 #	360,000	352,800
Cardtronics 144A 1.00%
exercise price $52.35,
expiration date 11/27/20 #	483,000	442,249
Chesapeake Energy 2.25%
exercise price $80.36,
expiration date 12/14/38	193,000	186,969
Ciena 144A 3.75% exercise
price $20.17, expiration
date 10/15/18 #	283,000	390,009
Dendreon 2.875% exercise
price $51.24, expiration
date 1/13/16	246,000	170,970
Energy XXI Bermuda 144A
3.00% exercise price
$40.40, expiration date
12/13/18 #	588,000	582,855
Equinix 4.75% exercise price
$84.32, expiration date
6/13/16	119,000	304,045
General Cable 4.50% exercise
price $35.64, expiration
date 11/15/29 ϕ	652,000	647,925
Gilead Sciences 1.625%
exercise price $22.71,
expiration date 4/29/16	166,000	605,382
Hologic 2.00% exercise price
$31.17, expiration date
2/27/42 ϕ	381,000	417,433
Illumina 0.25% exercise price
$83.55, expiration date
3/11/16	113,000	243,092
Intel 3.25% exercise price
$21.71, expiration date
8/1/39	200,000	308,876
Jefferies Group 3.875%
exercise price $45.29,
expiration date 10/31/29	306,000	328,376
Lexington Realty Trust 144A
6.00% exercise price
$6.76, expiration date
1/11/30 #	147,000	239,059
Liberty Interactive
0.75% exercise price
$1,000.00, expiration date
3/30/43	462,000	621,390
144A 1.00% exercise price
$74.31, expiration date
9/28/43 #	398,000	413,423
MGM Resorts International
4.25% exercise price
$18.58, expiration date
4/10/15	239,000	351,479
Mylan 3.75% exercise price
$13.32, expiration date
9/15/15	149,000	578,399
Novellus Systems 2.625%
exercise price $35.02,
expiration date 5/14/41	268,000	543,705
Nuance Communications
2.75% exercise price
$32.30, expiration date
11/1/31	35,000	35,131
NuVasive 2.75% exercise
price $42.13, expiration
date 6/30/17	576,000	661,680
Peabody Energy 4.75%
exercise price $57.62,
expiration date 12/15/41	668,000	504,757
SanDisk 1.50% exercise price
$51.69, expiration date
8/11/17	248,000	505,765
SBA Communications 4.00%
exercise price $30.38,
expiration date 9/29/14	120,000	401,850
Spirit Realty Capital 3.75%
exercise price $13.10,
expiration date 5/13/21	307,000	308,920
Titan Machinery 3.75%
exercise price $43.17,
expiration date 4/30/19	307,000	269,584

6 NQ-OPTFI [6/14] 8/14 (13029)

(Unaudited)

	Principal		Value
	amount°		(U.S. $)
Convertible Bonds (continued)
TPG Specialty Lending 144A
4.50% exercise price
$25.83, expiration date
12/15/19 #		372,000	$372,465
Vantage Drilling 144A 5.50%
exercise price $2.39,
expiration date 7/15/43 #		487,000	532,656
Vector Group
1.75% exercise price
$27.16, expiration date
4/15/20		268,000	282,238
2.50% exercise price
$17.62, expiration date
1/14/19 •		147,000	197,202
VeriSign 3.25% exercise price
$34.37, expiration date
8/15/37		204,000	310,462
Total Convertible Bonds
(cost $13,578,448)			15,461,633

Corporate Bonds – 38.05%
Banking – 9.44%
Abbey National Treasury
Services 0.74% 3/13/17 •		225,000	225,509
Ally Financial
2.75% 1/30/17		200,000	202,750
3.125% 1/15/16		100,000	102,875
3.50% 7/18/16		400,000	414,000
4.625% 6/26/15		1,200,000	1,240,500
4.75% 9/10/18		200,000	212,750
5.50% 2/15/17		1,800,000	1,954,125
8.30% 2/12/15		1,000,000	1,043,750
Australia & New Zealand
Banking Group
2.625% 12/10/18	CAD	302,000	286,275
3.548% 11/6/18 •	AUD	744,000	706,368
Banco de Costa Rica 144A
5.25% 8/12/18 #		815,000	837,413
Banco do Brasil
3.875% 10/10/22		2,700,000	2,544,750
144A 6.00% 1/22/20 #		3,200,000	3,560,000
Banco Mercantil del Norte
144A 4.375% 7/19/15 #		400,000	413,000
Banco Nacional de Costa Rica
144A 4.875% 11/1/18 #		545,000	559,987
Banco Santander Chile 144A
3.75% 9/22/15 #		2,200,000	2,268,609
Banco Santander Mexico
144A 4.125% 11/9/22 #		170,000	172,975
144A 5.95% 1/30/24 #•		805,000	848,269
Banco Votorantim 144A
5.25% 2/11/16 #@		2,300,000	2,409,250
Bancolombia 5.95% 6/3/21		475,000	526,063
Bank of America
0.531% 6/15/17 •		3,800,000	3,758,861
1.266% 1/15/19 •		830,000	841,587
3.30% 1/11/23		716,000	707,029
4.00% 4/1/24		3,905,000	3,993,187
5.65% 5/1/18		900,000	1,021,073
5.75% 12/1/17		700,000	790,163
6.00% 9/1/17		1,700,000	1,921,954
6.875% 4/25/18		2,325,000	2,741,498
7.625% 6/1/19		800,000	989,188
Bank of Georgia 144A
7.75% 7/5/17 #		610,000	658,800
Bank of Montreal
0.746% 7/15/16 •		565,000	568,952
Bank of New York Mellon
3.40% 5/15/24		520,000	527,314
Bank of Nova Scotia
0.746% 7/15/16 •		835,000	839,994
Barclays Bank
3.75% 5/15/24		1,230,000	1,236,927
7.625% 11/21/22		1,025,000	1,172,600
BB&T
0.885% 2/1/19 •		750,000	755,909
1.091% 6/15/18 •		65,000	66,183
5.25% 11/1/19		1,241,000	1,410,866
BBVA Bancomer 144A
6.50% 3/10/21 #		1,365,000	1,545,863
CIT Group 144A
5.50% 2/15/19 #		2,900,000	3,151,937
Citigroup
0.503% 11/5/14 •		4,600,000	4,602,286
4.05% 7/30/22		150,000	153,938
4.587% 12/15/15		200,000	210,904
6.125% 5/15/18		2,300,000	2,652,197
8.50% 5/22/19		1,400,000	1,791,328
City National 5.25% 9/15/20		770,000	869,232
Credit Agricole
8.125% 9/19/33 •		1,000,000	1,142,000
Credit Suisse 144A
6.50% 8/8/23 #		1,215,000	1,351,687
Credit Suisse Group
144A 6.25% 12/29/49 #•		270,000	272,227
144A 7.50% 12/11/49 #•		615,000	682,281
DNB Bank 144A
3.20% 4/3/17 #		3,300,000	3,474,616

(continues)      NQ-OPTFI [6/14] 8/14 (13029) 7

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal		Value
	amount°		(U.S. $)
Corporate Bonds (continued)
Banking (continued)
Eksportfinans
2.00% 9/15/15		1,300,000	$1,301,950
2.375% 5/25/16		500,000	501,250
3.00% 11/17/14		300,000	302,205
5.50% 5/25/16		200,000	213,500
5.50% 6/26/17		300,000	322,485
Export-Import Bank of Korea
1.25% 11/20/15		400,000	402,566
4.375% 9/15/21		600,000	653,780
5.00% 4/11/22		2,000,000	2,272,404
5.125% 3/16/15		200,000	206,294
5.125% 6/29/20		1,500,000	1,704,174
5.875% 1/14/15		950,000	976,401
Fifth Third Bancorp
4.30% 1/16/24		945,000	986,733
Goldman Sachs Group
0.628% 7/22/15 •		200,000	200,099
0.671% 5/18/15 •	EUR	100,000	137,075
0.68% 3/22/16 •		300,000	300,161
1.324% 11/15/18 •		420,000	426,187
3.55% 2/12/21 @	CAD	200,000	191,138
3.70% 8/1/15		1,900,000	1,960,219
3.85% 7/8/24		730,000	729,036
3.985% 8/21/19 •	AUD	140,000	132,928
4.383% 8/8/18 •	AUD	150,000	144,767
5.35% 1/15/16		1,400,000	1,494,212
5.95% 1/18/18		700,000	795,879
6.25% 9/1/17		1,100,000	1,253,212
HBOS 144A 6.75% 5/21/18 #		1,445,000	1,667,573
HSBC Bank 144A
0.864% 5/15/18 #•		420,000	424,268
HSBC Holdings
4.25% 3/14/24		1,685,000	1,737,516
HSBC New Zealand
4.32% 12/10/18 •	NZD	500,000	442,958
ICICI Bank
5.50% 3/25/15		2,100,000	2,159,218
144A 5.50% 3/25/15 #		1,300,000	1,336,659
ING Bank 144A
5.80% 9/25/23 #		2,790,000	3,148,646
JPMorgan Chase
0.56% 6/13/16 •		500,000	498,453
0.858% 1/28/19 •		574,000	577,223
0.863% 5/31/17 •	EUR	2,400,000	3,277,656
3.15% 7/5/16		100,000	104,286
3.727% 5/17/18 •	AUD	730,000	694,062
4.25% 11/2/18	NZD	780,000	657,648
4.375% 11/30/21 •	EUR	2,600,000	3,764,849
4.40% 7/22/20		400,000	437,639
4.85% 2/1/44		720,000	766,505
6.00% 10/1/17		600,000	682,993
6.30% 4/23/19		300,000	355,072
6.75% 1/29/49 •		1,805,000	1,951,656
KBC Bank 8.00% 1/25/23 •		2,200,000	2,515,700
KeyBank 6.95% 2/1/28		1,220,000	1,543,911
KFW 6.25% 5/19/21	AUD	2,300,000	2,480,576
Lloyds Banking Group
7.50% 4/30/49 •		1,640,000	1,749,060
Morgan Stanley
1.079% 1/24/19 •		1,227,000	1,236,580
3.45% 11/2/15		1,000,000	1,035,040
5.00% 11/24/25		1,930,000	2,062,977
5.45% 1/9/17		700,000	771,575
7.375% 2/22/18	AUD	568,000	591,340
7.60% 8/8/17	NZD	386,000	358,917
National City Bank
0.601% 6/7/17 •		325,000	324,427
Northern Trust
3.95% 10/30/25		550,000	572,904
Oversea-Chinese Banking
144A 4.00% 10/15/24 #•		1,415,000	1,441,459
PNC Bank 6.875% 4/1/18		1,415,000	1,670,391
PNC Financial Services Group
3.90% 4/29/24		1,075,000	1,097,631
PNC Funding 5.625% 2/1/17		225,000	249,007
PNC Preferred Funding Trust II
144A 1.453% 3/31/49 #•		2,000,000	1,947,500
Rabobank
4.00% 1/11/22	EUR	159,000	255,312
4.625% 12/1/23		2,525,000	2,673,889
4.875% 1/20/20	AUD	246,000	239,564
RBS Capital Trust I
2.099% 12/29/49 •		565,000	567,825
Royal Bank of Canada
0.556% 1/23/17 •		530,000	531,819
Royal Bank of Scotland Group
5.125% 5/28/24		1,235,000	1,256,440
144A 6.99% 10/29/49 #•		200,000	234,000
9.50% 3/16/22 •		1,400,000	1,644,489
Santander Holdings USA
3.45% 8/27/18		1,335,000	1,416,080
Santander UK 144A
5.00% 11/7/23 #		3,585,000	3,879,189
Siam Commercial Bank 144A
3.50% 4/7/19 #		630,000	641,423

8 NQ-OPTFI [6/14] 8/14 (13029)

(Unaudited)

	Principal		Value
	amount°		(U.S. $)
Corporate Bonds (continued)
Banking (continued)
State Bank of India 144A
4.50% 7/27/15 #		200,000	$206,244
State Street 3.10% 5/15/23		2,885,000	2,838,485
SunTrust Bank
0.517% 8/24/15 •		505,000	504,540
2.35% 11/1/18		535,000	542,397
SVB Financial Group
5.375% 9/15/20		310,000	351,755
Toronto-Dominion Bank
0.775% 4/30/18 •		835,000	841,816
Turkiye Garanti Bankasi 144A
4.75% 10/17/19 #		883,000	894,037
Turkiye Is Bankasi 144A
7.85% 12/10/23 #		500,000	555,000
U.S. Bank North America
0.455% 1/30/17 •		850,000	850,945
4.95% 10/30/14		1,000,000	1,015,331
UBS
4.75% 5/22/23 •		400,000	410,500
5.875% 12/20/17		1,163,000	1,329,387
USB Capital IX
3.50% 10/29/49 •		1,820,000	1,560,650
USB Realty 144A
1.373% 12/29/49 #•		100,000	92,500
Wells Fargo
0.856% 4/23/18 •		830,000	837,977
1.25% 7/20/16		10,300,000	10,394,163
3.50% 9/12/29	GBP	196,000	318,791
4.10% 6/3/26		1,695,000	1,720,384
5.90% 12/29/49 •		1,300,000	1,382,225
Woori Bank 144A
4.75% 4/30/24 #		1,000,000	1,012,004
Zions Bancorp
4.50% 3/27/17		530,000	565,986
4.50% 6/13/23		990,000	1,023,053
7.75% 9/23/14		350,000	355,801
			173,318,330
Basic Industry – 2.27%
AK Steel 7.625% 5/15/20		280,000	289,800
ArcelorMittal
6.125% 6/1/18		565,000	621,500
10.35% 6/1/19		830,000	1,066,550
Axalta Coating System 144A
7.375% 5/1/21 #		400,000	438,000
BHP Billiton Finance USA
0.484% 9/30/16 •		500,000	500,744
Braskem Finance
6.45% 2/3/24		890,000	953,413
CF Industries
5.15% 3/15/34		885,000	945,800
6.875% 5/1/18		1,690,000	1,988,658
7.125% 5/1/20		300,000	369,979
Cia Minera Ares 144A
7.75% 1/23/21 #		600,000	646,500
CSN Resources 144A
6.50% 7/21/20 #		800,000	832,000
Dow Chemical
8.55% 5/15/19		2,322,000	2,987,488
Eastman Chemical
4.65% 10/15/44		1,045,000	1,038,308
Fibria Overseas Finance
5.25% 5/12/24		705,000	703,237
FMG Resources August 2006
144A 6.875% 4/1/22 #		3,453,000	3,716,291
Georgia-Pacific
8.00% 1/15/24		1,927,000	2,603,074
HD Supply
7.50% 7/15/20		211,000	231,573
11.50% 7/15/20		530,000	638,650
International Paper
3.65% 6/15/24		1,010,000	1,014,439
6.00% 11/15/41		795,000	940,182
7.50% 8/15/21		465,000	593,343
LSB Industries 7.75% 8/1/19		100,000	107,500
Masonite International 144A
8.25% 4/15/21 #		175,000	191,625
Metalloinvest Finance
144A 5.625% 4/17/20 #		740,000	721,500
144A 6.50% 7/21/16 #		570,000	597,787
MMC Finance 144A
5.55% 10/28/20 #		553,000	558,530
Monsanto
3.375% 7/15/24		305,000	307,652
4.40% 7/15/44		1,940,000	1,952,284
Mosaic 5.625% 11/15/43		1,340,000	1,532,790
Nortek 8.50% 4/15/21		545,000	604,950
Novelis 8.75% 12/15/20		490,000	546,350
OCP
144A 5.625% 4/25/24 #		1,185,000	1,245,731
144A 6.875% 4/25/44 #		735,000	772,022
Perstorp Holding 144A
8.75% 5/15/17 #		335,000	360,963
Phosagro 144A
4.204% 2/13/18 #		828,000	822,825
PolyOne 5.25% 3/15/23		290,000	299,425
Rio Tinto Finance USA
1.072% 6/17/16 •		420,000	423,825

(continues)      NQ-OPTFI [6/14] 8/14 (13029) 9

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal		Value
	amount°		(U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
Rio Tinto Finance USA
3.50% 11/2/20		3,155,000	$3,305,699
Ryerson
9.00% 10/15/17		320,000	343,200
11.25% 10/15/18		135,000	151,200
TPC Group 144A
8.75% 12/15/20 #		305,000	339,313
Vedanta Resources 144A
6.00% 1/31/19 #		585,000	607,698
Weyerhaeuser
4.625% 9/15/23		1,820,000	1,973,668
Yamana Gold 144A
4.95% 7/15/24 #		795,000	801,798
			41,687,864
Brokerage – 0.37%
Bear Stearns
6.40% 10/2/17		700,000	807,654
7.25% 2/1/18		2,000,000	2,382,068
Jefferies Group
5.125% 1/20/23		585,000	628,248
6.45% 6/8/27		331,000	377,241
6.50% 1/20/43		220,000	243,505
Lazard Group
4.25% 11/14/20		935,000	980,960
6.85% 6/15/17		1,197,000	1,358,945
			6,778,621
Capital Goods – 1.26%
Accudyne Industries 144A
7.75% 12/15/20 #		180,000	193,500
Algeco Scotsman Global
Finance
144A 8.50% 10/15/18 #		1,150,000	1,227,625
144A 10.75% 10/15/19 #		1,525,000	1,578,375
Allegion U.S. Holding 144A
5.75% 10/1/21 #		505,000	534,037
Ball
4.00% 11/15/23		660,000	631,950
5.00% 3/15/22		310,000	319,300
Berry Plastics 5.50% 5/15/22		240,000	241,650
BOE Merger 144A PIK 9.50%
11/1/17 #T		25,000	26,406
Caterpillar 3.40% 5/15/24		845,000	856,366
Cemex
144A
4.976% 10/15/18 #•		415,000	447,163
144A 9.50% 6/15/18 #		650,000	747,500
Cemex Finance 144A
6.00% 4/1/24 #		690,000	720,187
Consolidated Container 144A
10.125% 7/15/20 #		285,000	287,850
Crane
2.75% 12/15/18		225,000	230,368
4.45% 12/15/23		1,460,000	1,538,812
Crown Americas
4.50% 1/15/23		185,000	181,115
Cummins 3.65% 10/1/23		1,145,000	1,190,348
Gates Global 144A
6.00% 7/15/22 #		355,000	356,775
General Electric
4.50% 3/11/44		610,000	638,225
Ingersoll-Rand Global Holding
4.25% 6/15/23		1,590,000	1,675,798
Milacron 144A
7.75% 2/15/21 #		345,000	379,500
OAS Finance 144A
8.00% 7/2/21 #		485,000	491,063
OAS Investments 144A
8.25% 10/19/19 #		950,000	985,625
Plastipak Holdings 144A
6.50% 10/1/21 #		370,000	392,200
Reynolds Group Issuer
8.25% 2/15/21		2,475,000	2,703,937
Rock-Tenn
3.50% 3/1/20		1,120,000	1,153,970
4.00% 3/1/23		475,000	488,298
4.45% 3/1/19		125,000	135,580
TransDigm
144A 6.00% 7/15/22 #		285,000	293,194
144A 6.50% 7/15/24 #		185,000	192,863
7.50% 7/15/21		345,000	383,813
URS
3.85% 4/1/17		145,000	151,222
5.00% 4/1/22		520,000	530,703
Votorantim Cimentos 144A
7.25% 4/5/41 #		1,180,000	1,252,275
			23,157,593
Communications – 4.57%
Altice 144A 7.75% 5/15/22 #		255,000	272,850
America Movil
5.00% 3/30/20		720,000	801,842
6.00% 6/9/19	MXN	31,600,000	2,499,896
American Tower Trust I 144A
1.551% 3/15/43 #		425,000	423,649
AT&T
1.137% 11/27/18 •		830,000	847,075
4.80% 6/15/44		2,855,000	2,926,209

10 NQ-OPTFI [6/14] 8/14 (13029)

(Unaudited)

	Principal		Value
	amount°		(U.S. $)
Corporate Bonds (continued)
Communications (continued)
Bell Canada 3.35% 3/22/23	CAD	219,000	$204,095
Bharti Airtel International
Netherlands 144A
5.35% 5/20/24 #		1,245,000	1,297,975
Brasil Telecom 144A
5.75% 2/10/22 #		520,000	524,160
CC Holdings GS V
3.849% 4/15/23		2,110,000	2,122,116
CCO Holdings
5.25% 9/30/22		380,000	387,125
CenturyLink
5.80% 3/15/22		1,655,000	1,731,544
6.75% 12/1/23		340,000	373,150
Cequel Communications
Holdings I 144A
6.375% 9/15/20 #		435,000	464,363
Columbus International 144A
7.375% 3/30/21 #		1,315,000	1,421,844
Comcast 5.70% 5/15/18		1,000,000	1,153,031
Comcel Trust 144A
6.875% 2/6/24 #		450,000	487,125
Crown Castle Towers 144A
4.883% 8/15/20 #		2,090,000	2,311,655
CSC Holdings
144A 5.25% 6/1/24 #		515,000	507,919
6.75% 11/15/21		150,000	165,563
Deutsche Telekom
International Finance
6.50% 4/8/22	GBP	36,000	74,223
Digicel Group 144A
8.25% 9/30/20 #		1,580,000	1,730,100
DIRECTV Holdings
4.45% 4/1/24		2,485,000	2,640,134
DISH DBS
5.00% 3/15/23		415,000	423,819
5.875% 7/15/22		345,000	375,187
7.125% 2/1/16		900,000	975,375
7.875% 9/1/19		168,000	199,920
ENTEL Chile 144A
4.875% 10/30/24 #		1,120,000	1,169,102
Gray Television
7.50% 10/1/20		465,000	503,363
Grupo Televisa
5.00% 5/13/45		1,080,000	1,087,549
Hughes Satellite Systems
7.625% 6/15/21		280,000	322,000
Intelsat Luxembourg
7.75% 6/1/21		615,000	653,437
8.125% 6/1/23		3,255,000	3,531,675
Interpublic Group
2.25% 11/15/17		15,000	15,270
4.20% 4/15/24		415,000	429,084
Lamar Media 5.00% 5/1/23		795,000	803,944
Level 3 Financing 144A
6.125% 1/15/21 #		940,000	1,010,500
MDC Partners 144A
6.75% 4/1/20 #		440,000	466,400
MetroPCS Wireless
6.625% 11/15/20		210,000	224,963
Millicom International Cellular
144A 6.625% 10/15/21 #		685,000	739,800
Mobile Telesystems 144A
8.625% 6/22/20 #		1,215,000	1,443,299
Myriad International Holdings
144A 6.00% 7/18/20 #		200,000	221,500
144A 6.375% 7/28/17 #		715,000	791,863
NBCUniversal Enterprise
144A 0.911% 4/15/18 #•		840,000	850,138
Nielsen Luxembourg 144A
5.50% 10/1/21 #		230,000	238,625
Numericable Group 144A
6.00% 5/15/22 #		275,000	286,344
Orange 2.75% 9/14/16		100,000	103,799
SBA Tower Trust 144A
2.24% 4/16/18 #		735,000	730,706
SES 144A 3.60% 4/4/23 #		1,820,000	1,845,161
SES Global Americas Holdings
144A 5.30% 3/25/44 #		1,635,000	1,751,494
Sinclair Television Group
5.375% 4/1/21		1,405,000	1,420,806
6.125% 10/1/22		155,000	162,750
Sprint
144A 7.125% 6/15/24 #		690,000	733,125
144A 7.25% 9/15/21 #		480,000	531,000
144A 7.875% 9/15/23 #		645,000	719,175
Sprint Capital 6.90% 5/1/19		345,000	382,087
Sprint Nextel
6.00% 12/1/16		500,000	545,625
9.125% 3/1/17		100,000	117,375
TBG Global PTE 144A
4.625% 4/3/18 #		400,000	407,000
Telefonica Chile 144A
3.875% 10/12/22 #		980,000	968,843
Telefonica Emisiones
4.57% 4/27/23		2,275,000	2,420,698
6.421% 6/20/16		1,750,000	1,927,462
Telemar Norte Leste 144A
5.50% 10/23/20 #		838,000	862,889

(continues)     NQ-OPTFI [6/14] 8/14 (13029) 11

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

		Principal	Value
		amount°	(U.S. $)
Corporate Bonds (continued)
Communications (continued)
Time Warner 3.55% 6/1/24		910,000	$905,384
Time Warner Cable
6.75% 7/1/18		1,500,000	1,776,552
8.25% 4/1/19		2,195,000	2,784,182
T-Mobile USA
6.125% 1/15/22		550,000	585,750
6.50% 1/15/24		370,000	396,363
6.836% 4/28/23		690,000	753,825
Turk Telekomunikasyon 144A
3.75% 6/19/19 #		710,000	703,983
Univision Communications
144A 5.125% 5/15/23 #		630,000	670,163
144A 6.75% 9/15/22 #		439,000	487,839
Verizon Communications
1.761% 9/15/16 •		1,900,000	1,953,394
1.981% 9/14/18 •		1,195,000	1,262,065
2.50% 9/15/16		200,000	206,259
3.25% 2/17/26	EUR	323,000	480,707
3.65% 9/14/18		1,400,000	1,498,735
4.50% 9/15/20		2,000,000	2,202,982
5.15% 9/15/23		795,000	891,332
6.40% 9/15/33		566,000	695,371
6.55% 9/15/43		1,675,000	2,115,612
Viacom
4.375% 3/15/43		370,000	344,811
5.25% 4/1/44		895,000	949,126
Vimpel Communications
144A 7.748% 2/2/21 #		620,000	683,550
Virgin Media Finance 144A
6.375% 4/15/23 #		995,000	1,084,550
VTR Finance 144A
6.875% 2/4/22 #		1,185,000	1,275,342
Wind Acquisition Finance
144A 7.375% 4/23/21 #		395,000	422,650
Windstream
7.50% 4/1/23		110,000	119,625
7.75% 10/1/21		205,000	224,987
Zayo Group 10.125% 7/1/20		645,000	749,006
			83,984,940
Consumer Cyclical – 2.89%
Amazon.com
2.50% 11/29/22		2,685,000	2,544,346
American Axle &
Manufacturing
6.25% 3/15/21		415,000	448,200
Ameristar Casinos
7.50% 4/15/21		425,000	459,000
AutoZone 6.95% 6/15/16		300,000	334,001
Caesars Growth Properties
Holdings 144A
9.375% 5/1/22 #		330,000	335,569
Chassix 144A
9.25% 8/1/18 #		65,000	71,013
Chinos Intermediate Holdings
144A PIK 7.75%
5/1/19 #T		370,000	371,850
CVS Pass Through Trust
144A 5.773%
1/10/33 #t		91,473	102,606
144A 7.507%
1/10/32 #t		951,303	1,189,936
Daimler 2.75% 12/10/18	NOK	1,870,000	311,921
Daimler Finance North
America
144A 0.58% 3/10/17 #•		650,000	651,121
144A 1.25% 1/11/16 #		1,300,000	1,311,827
144A 3.00% 3/28/16 #		280,000	289,925
Delphi
4.15% 3/15/24		1,820,000	1,893,472
5.00% 2/15/23		195,000	210,113
6.125% 5/15/21		545,000	610,455
eBay 4.00% 7/15/42		490,000	439,691
Ford Motor 7.45% 7/16/31		745,000	998,675
Ford Motor Credit
1.474% 5/9/16 •		825,000	837,542
2.75% 5/15/15		500,000	509,709
3.875% 1/15/15		2,200,000	2,239,712
5.875% 8/2/21		1,500,000	1,763,700
7.00% 4/15/15		1,100,000	1,155,356
8.70% 10/1/14		4,100,000	4,185,329
General Motors 144A
3.50% 10/2/18 #		740,000	758,500
Historic TW 6.875% 6/15/18		2,200,000	2,625,548
Host Hotels & Resorts
3.75% 10/15/23		2,100,000	2,085,100
4.75% 3/1/23		910,000	971,667
5.875% 6/15/19		325,000	349,265
Hyundai Capital America
144A 2.125% 10/2/17 #		615,000	624,847
144A 2.55% 2/6/19 #		715,000	721,494
International Game
Technology
5.35% 10/15/23		1,715,000	1,799,978
Jaguar Land Rover 144A
5.625% 2/1/23 #		245,000	261,231
Landry’s 144A
9.375% 5/1/20 #		515,000	569,075

12 NQ-OPTFI [6/14] 8/14 (13029)

(Unaudited)

	Principal		Value
	amount°		(U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Levi Strauss 6.875% 5/1/22		540,000	$598,050
Magna International
3.625% 6/15/24		960,000	969,733
Marriott International
3.375% 10/15/20		650,000	674,849
Meritor 6.75% 6/15/21		210,000	226,926
MGM Resorts International
6.75% 10/1/20		395,000	441,906
7.75% 3/15/22		85,000	99,875
11.375% 3/1/18		554,000	721,585
NetFlix 144A 5.75% 3/1/24 #		585,000	614,250
PACCAR Financial
0.83% 12/6/18 •		835,000	843,571
PF Chang’s China Bistro 144A
10.25% 6/30/20 #		140,000	143,500
QVC 4.375% 3/15/23		1,515,000	1,541,705
Sally Holdings 5.75% 6/1/22		340,000	363,800
Schaeffler Holding Finance
PIK 6.875% 8/15/18 T	EUR	1,300,000	1,877,926
Signet UK Finance
4.70% 6/15/24		1,290,000	1,313,401
Standard Pacific
10.75% 9/15/16		258,000	306,697
Target
2.30% 6/26/19		555,000	559,697
3.50% 7/1/24		645,000	653,647
Tenedora Nemak 144A
5.50% 2/28/23 #		850,000	867,000
Toyota Finance Australia
2.25% 8/31/16	NOK	110,000	18,125
3.04% 12/20/16	NZD	760,000	635,660
Toyota Motor Credit
2.00% 10/24/18		835,000	845,200
TRW Automotive
144A 4.45% 12/1/23 #		1,815,000	1,864,913
144A 4.50% 3/1/21 #		405,000	428,287
Volkswagen International
Finance 144A
0.666% 11/18/16 #•		420,000	421,837
Volvo Treasury
2.165% 3/1/17 •	SEK	1,100,000	166,930
Wyndham Worldwide
3.90% 3/1/23		435,000	437,761
4.25% 3/1/22		350,000	360,293
5.625% 3/1/21		495,000	558,684
Wynn Las Vegas
144A 4.25% 5/30/23 #		280,000	272,300
5.375% 3/15/22		230,000	240,638
			53,100,520
Consumer Non-Cyclical – 3.12%
Actavis Funding SCS
144A 3.85% 6/15/24 #		2,100,000	2,127,063
144A 4.85% 6/15/44 #		50,000	50,671
Air Medical Group Holdings
9.25% 11/1/18		301,000	322,070
Alere 7.25% 7/1/18		130,000	142,350
Altria Group
9.70% 11/10/18		222,000	291,164
Amgen
2.30% 6/15/16		125,000	128,592
3.625% 5/22/24		1,285,000	1,298,987
3.875% 11/15/21		470,000	496,766
4.00% 9/13/29	GBP	216,000	357,962
Anheuser-Busch InBev
Finance 0.625% 2/1/19 •		840,000	841,330
Anheuser-Busch InBev
Worldwide
5.375% 1/15/20		1,000,000	1,155,901
Avis Budget Car Rental
144A 5.125% 6/1/22 #		75,000	75,281
5.50% 4/1/23		780,000	801,450
Boston Scientific
2.65% 10/1/18		730,000	746,978
6.00% 1/15/20		1,665,000	1,937,885
BRF
144A 3.95% 5/22/23 #		200,000	189,500
144A 4.75% 5/22/24 #		600,000	592,500
144A 5.875% 6/6/22 #		485,000	526,225
CareFusion 6.375% 8/1/19		1,330,000	1,558,857
Celgene
3.25% 8/15/22		1,140,000	1,139,488
3.625% 5/15/24		480,000	482,092
3.95% 10/15/20		925,000	976,890
4.625% 5/15/44		230,000	231,290
Community Health Systems
144A 6.875% 2/1/22 #		230,000	244,950
8.00% 11/15/19		210,000	230,475
Constellation Brands
6.00% 5/1/22		165,000	186,037
Cosan Luxembourg 144A
5.00% 3/14/23 #		930,000	890,475
Crimson Merger Sub 144A
6.625% 5/15/22 #		470,000	467,063
DaVita HealthCare Partners
5.125% 7/15/24		705,000	710,728
ENA Norte Trust 144A
4.95% 4/25/23 #		552,244	570,468
Express Scripts Holding
2.25% 6/15/19		765,000	762,688

(continues)     NQ-OPTFI [6/14] 8/14 (13029) 13

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Express Scripts Holding
3.50% 6/15/24	2,115,000	$2,097,204
Fresenius Medical Care US
Finance II 144A
5.875% 1/31/22 #	355,000	394,050
Gilead Sciences
3.70% 4/1/24	2,325,000	2,390,451
HCA
3.75% 3/15/19	1,200,000	1,213,500
5.00% 3/15/24	780,000	792,730
7.50% 2/15/22	420,000	485,625
HCA Holdings
6.25% 2/15/21	530,000	570,413
Immucor 11.125% 8/15/19	350,000	392,000
JBS Investments 144A
7.75% 10/28/20 #	1,540,000	1,655,500
Kimberly-Clark de Mexico
144A 3.80% 4/8/24 #	280,000	285,244
Kinetic Concepts
10.50% 11/1/18	290,000	328,425
Korea Expressway 144A
1.875% 10/22/17 #	720,000	724,605
Kroger 0.756% 10/17/16 •	420,000	421,197
Marfrig Overseas 144A
9.50% 5/4/20 #	625,000	678,125
McKesson
0.63% 9/10/15 •	430,000	430,945
3.796% 3/15/24	1,735,000	1,777,261
Medtronic 0.317% 2/27/17 •	430,000	429,601
Merck 0.586% 5/18/18 •	835,000	838,723
Mondelez International
4.125% 2/9/16	750,000	788,987
Mylan 144A
6.00% 11/15/18 #	160,000	167,366
Par Pharmaceutical
7.375% 10/15/20	345,000	372,600
Pernod-Ricard 144A
5.75% 4/7/21 #	1,600,000	1,841,896
Pfizer
0.531% 6/15/18 •	754,000	755,975
5.35% 3/15/15	4,100,000	4,241,762
Prestige Brands 144A
5.375% 12/15/21 #	475,000	486,875
Quest Diagnostics
2.70% 4/1/19	535,000	542,395
SABMiller Holdings 144A
2.45% 1/15/17 #	200,000	206,226
Salix Pharmaceuticals 144A
6.00% 1/15/21 #	875,000	940,625
Service Corporation
International 144A
5.375% 5/15/24 #	435,000	445,331
Smithfield Foods
6.625% 8/15/22	370,000	407,000
Spectrum Brands
6.375% 11/15/20	405,000	437,400
Tenet Healthcare
6.00% 10/1/20	728,000	791,700
8.00% 8/1/20	135,000	146,644
Thermo Fisher Scientific
2.40% 2/1/19	1,230,000	1,243,858
4.15% 2/1/24	1,005,000	1,053,059
United Rentals North America
5.75% 11/15/24	535,000	557,069
Valeant Pharmaceuticals
International
144A 5.625% 12/1/21 #	100,000	103,125
144A 6.375% 10/15/20 #	220,000	234,575
Zimmer Holdings
3.375% 11/30/21	1,290,000	1,316,703
4.625% 11/30/19	1,270,000	1,406,808
Zoetis 3.25% 2/1/23	2,335,000	2,314,062
		57,241,816
Energy – 3.21%
BP Capital Markets
0.763% 5/10/19 •	635,000	639,699
4.75% 3/10/19	160,000	179,636
Bristow Group
6.25% 10/15/22	420,000	453,075
Canadian Natural Resources
0.609% 3/30/16 •	680,000	681,769
Chaparral Energy
7.625% 11/15/22	580,000	629,300
Chesapeake Energy
3.479% 4/15/19 •	300,000	303,563
5.75% 3/15/23	850,000	948,770
Cimarex Energy
4.375% 6/1/24	610,000	622,963
CNOOC Finance 2012 144A
3.875% 5/2/22 #	6,055,000	6,184,819
CNOOC Nexen Finance 2014
4.25% 4/30/24	1,495,000	1,535,945
Continental Resources
4.50% 4/15/23	2,370,000	2,536,101
144A 4.90% 6/1/44 #	710,000	736,534
Drill Rigs Holdings 144A
6.50% 10/1/17 #	605,000	621,637

14 NQ-OPTFI [6/14] 8/14 (13029)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Energy (continued)
Ecopetrol 5.875% 5/28/45	510,000	$530,033
Energy XXI Gulf Coast
144A 6.875% 3/15/24 #	525,000	536,813
7.50% 12/15/21	280,000	301,000
Exterran Partners
6.00% 4/1/21	130,000	131,950
Halcon Resources
8.875% 5/15/21	420,000	453,600
Hercules Offshore
144A 6.75% 4/1/22 #	165,000	157,369
144A 8.75% 7/15/21 #	95,000	100,937
KazMunayGas National 144A
9.125% 7/2/18 #	820,000	991,052
Key Energy Services
6.75% 3/1/21	355,000	370,975
Laredo Petroleum
7.375% 5/1/22	405,000	454,613
Linn Energy 8.625% 4/15/20	170,000	184,450
Lukoil International Finance
6.125% 11/9/20	527,000	572,454
144A 6.125% 11/9/20 #	245,000	266,131
Midstates Petroleum
9.25% 6/1/21	525,000	578,813
MIE Holdings 144A
7.50% 4/25/19 #	510,000	541,018
Murphy Oil USA
6.00% 8/15/23	550,000	581,625
Newfield Exploration
5.625% 7/1/24	855,000	942,637
Northern Oil & Gas
8.00% 6/1/20	175,000	187,687
Oasis Petroleum 144A
6.875% 3/15/22 #	520,000	569,400
Odebrecht Offshore Drilling
Finance 144A
6.625% 10/1/22 #	1,038,345	1,111,029
Oleoducto Central 144A
4.00% 5/7/21 #	1,090,000	1,092,725
ONGC Videsh 2.50% 5/7/18	820,000	812,153
Pacific Rubiales Energy
144A 5.375% 1/26/19 #	645,000	674,025
144A 7.25% 12/12/21 #	650,000	724,750
PDC Energy 7.75% 10/15/22	125,000	140,000
Pertamina Persero 144A
4.875% 5/3/22 #	845,000	840,775
Petrobras Global Finance
4.875% 3/17/20	993,000	1,022,393
6.25% 3/17/24	440,000	469,436
Petrobras International
Finance 5.375% 1/27/21	726,000	760,289
Petrohawk Energy
7.25% 8/15/18	1,250,000	1,309,375
Petroleos de Venezuela
9.00% 11/17/21	980,000	837,802
Petroleos Mexicanos
6.50% 6/2/41	390,000	455,325
Plains Exploration &
Production
6.50% 11/15/20	790,000	885,787
Pride International
6.875% 8/15/20	2,785,000	3,388,518
PTT Exploration & Production
144A
4.875% 12/29/49 #•	1,410,000	1,426,920
Range Resources
5.75% 6/1/21	125,000	135,625
Regency Energy Partners
5.50% 4/15/23	220,000	231,000
Rio Oil Finance Trust Series
2014-1 144A
6.25% 7/6/24 #	790,000	830,927
Samson Investment 144A
10.75% 2/15/20 #	690,000	730,537
SandRidge Energy
8.125% 10/15/22	700,000	774,375
Shell International Finance
0.434% 11/15/16 •	840,000	841,292
Sinopec Group Overseas
Development 2014
4.375% 4/10/24	4,600,000	4,773,737
Southwestern Energy
7.50% 2/1/18	2,500,000	2,981,887
Statoil
0.685% 11/8/18 •	835,000	841,642
2.90% 11/8/20	605,000	622,900
Talisman Energy
5.50% 5/15/42	1,935,000	2,105,750
Total Capital International
0.793% 8/10/18 •	840,000	848,717
Williams 4.55% 6/24/24	765,000	774,113
Woodside Finance 144A
8.75% 3/1/19 #	1,050,000	1,333,713
YPF 144A 8.75% 4/4/24 #	634,000	664,052
		58,967,937
Finance Companies – 1.83%
American Express
7.00% 3/19/18	6,600,000	7,854,964

(continues)     NQ-OPTFI [6/14] 8/14 (13029) 15

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

		Principal	Value
		amount°	(U.S. $)
Corporate Bonds (continued)
Finance Companies (continued)
American Honda Finance
144A 0.602% 5/26/16 #•		1,135,000	$1,140,429
BM&FBovespa 144A
5.50% 7/16/20 #		200,000	218,500
Citicorp Lease Pass Through
Trust Series 1999-1 144A
8.04% 12/15/19 #t		200,000	239,882
GE Capital Canada Funding
2.42% 5/31/18	CAD	65,000	61,697
GE Capital European Funding
2.25% 7/20/20	EUR	277,000	400,996
General Electric Capital
0.603% 5/5/26 •		920,000	851,942
3.45% 5/15/24		1,595,000	1,603,962
144A 3.80% 6/18/19 #		345,000	366,885
4.208% 12/6/21	SEK	1,000,000	164,953
4.65% 10/17/21		310,000	345,271
6.00% 8/7/19		1,495,000	1,772,883
7.125% 12/29/49 •		2,100,000	2,482,282
GMAC International Finance
7.50% 4/21/15	EUR	100,000	143,873
Hyundai Capital Services
144A 1.031% 3/18/17 #•		205,000	205,738
International Lease Finance
4.875% 4/1/15		200,000	205,375
5.75% 5/15/16		900,000	965,813
144A 6.75% 9/1/16 #		1,640,000	1,822,450
144A 7.125% 9/1/18 #		100,000	116,250
8.625% 9/15/15		1,200,000	1,302,000
Murray Street Investment
Trust I 4.647% 3/9/17		4,700,000	5,082,900
Nuveen Investments 144A
9.50% 10/15/20 #		820,000	975,800
SLM
6.25% 1/25/16		700,000	746,375
7.25% 1/25/22		550,000	609,813
Springleaf Finance
5.40% 12/1/15		700,000	737,100
Temasek Financial I 144A
2.375% 1/23/23 #		560,000	537,034
Trust F 144A
5.25% 12/15/24 #		1,150,000	1,210,375
Waha Aerospace
3.925% 7/28/20		1,365,000	1,455,213
			33,620,755
Insurance – 1.38%
Allstate 5.75% 8/15/53 •		910,000	979,096
American International Group
4.125% 2/15/24		675,000	711,942
8.175% 5/15/58 •		795,000	1,099,087
8.25% 8/15/18		2,055,000	2,555,450
Berkshire Hathaway Finance
0.377% 1/10/17 •		420,000	420,369
2.90% 10/15/20		1,155,000	1,191,238
Chubb 6.375% 3/29/67 •		820,000	915,325
Five Corners Funding Trust
144A 4.419% 11/15/23 #		2,875,000	3,037,029
Highmark
144A 4.75% 5/15/21 #		445,000	449,757
144A 6.125% 5/15/41 #		160,000	156,690
Hockey Merger Sub 2 144A
7.875% 10/1/21 #		350,000	376,687
ING U.S. 5.65% 5/15/53 •		920,000	940,700
Jackson National Life Global
Funding 144A
1.25% 2/21/17 #		200,000	199,637
Liberty Mutual Group
144A 4.25% 6/15/23 #		925,000	960,514
144A 4.95% 5/1/22 #		320,000	350,575
MetLife 3.60% 4/10/24		2,435,000	2,485,068
MetLife Capital Trust IV 144A
7.875% 12/15/37 #		300,000	374,250
MetLife Capital Trust X 144A
9.25% 4/8/38 #		1,100,000	1,567,500
Metropolitan Life Global
Funding I 144A
0.756% 7/15/16 #•		835,000	841,519
Onex USI Acquisition 144A
7.75% 1/15/21 #		65,000	67,113
Prudential Financial
1.004% 8/15/18 •		180,000	180,404
3.50% 5/15/24		60,000	59,944
3.875% 1/14/15		310,000	315,786
4.50% 11/15/20		275,000	303,533
5.625% 6/15/43 •		440,000	472,859
5.875% 9/15/42 •		555,000	605,644
6.00% 12/1/17		580,000	664,655
Stone Street Trust 144A
5.902% 12/15/15 #@		2,300,000	2,450,461
XL Group 6.50% 12/29/49 •		710,000	702,900
			25,435,732
Natural Gas – 1.63%
AmeriGas Finance
7.00% 5/20/22		435,000	483,937

16 NQ-OPTFI [6/14] 8/14 (13029)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Natural Gas (continued)
El Paso Pipeline Partners
Operating
4.30% 5/1/24	2,585,000	$2,616,382
5.00% 10/1/21	620,000	680,913
Enbridge Energy Partners
8.05% 10/1/37 •	1,210,000	1,369,115
Energy Transfer Partners
5.15% 2/1/43	695,000	716,503
5.95% 10/1/43	1,625,000	1,846,819
9.70% 3/15/19	694,000	910,576
EnLink Midstream Partners
4.40% 4/1/24	1,780,000	1,871,513
Enterprise Products Operating
7.034% 1/15/68 •	1,645,000	1,879,092
Kinder Morgan Energy
Partners
5.95% 2/15/18	1,000,000	1,141,944
9.00% 2/1/19	1,280,000	1,642,118
Plains All American Pipeline
8.75% 5/1/19	1,160,000	1,494,953
Ras Laffan Liquefied Natural
Gas II 5.298% 9/30/20 @	1,995,600	2,180,193
Rockies Express Pipeline
144A 6.85% 7/15/18 #	500,000	542,500
Sabine Pass Liquefaction
144A 5.75% 5/15/24 #	4,200,000	4,383,750
Suburban Propane Partners
7.375% 8/1/21	115,000	125,637
Sunoco Logistics Partners
Operations
3.45% 1/15/23	1,995,000	1,971,573
TransCanada PipeLines
6.35% 5/15/67 •	1,790,000	1,868,313
Williams Partners
3.90% 1/15/25	1,000,000	1,006,772
7.25% 2/1/17	1,010,000	1,155,058
		29,887,661
Real Estate – 0.94%
Alexandria Real Estate
Equities
3.90% 6/15/23	335,000	334,217
4.60% 4/1/22	1,080,000	1,143,752
Carey (W.P.) 4.60% 4/1/24	695,000	723,685
CBL & Associates
5.25% 12/1/23	870,000	929,260
Corporate Office Properties
3.60% 5/15/23	690,000	661,021
5.25% 2/15/24	800,000	858,662
Corrections Corp of America
4.625% 5/1/23	388,000	382,180
DDR
4.625% 7/15/22	295,000	316,182
4.75% 4/15/18	350,000	381,247
7.50% 4/1/17	940,000	1,085,369
7.875% 9/1/20	731,000	926,152
Digital Realty Trust
5.875% 2/1/20	425,000	472,915
Duke Realty 3.625% 4/15/23	505,000	501,749
Excel Trust 4.625% 5/15/24	515,000	524,769
HCP 5.375% 2/1/21	2,300,000	2,619,700
Healthcare Trust of America
Holdings 3.375% 7/15/21	475,000	475,995
National Retail Properties
3.80% 10/15/22	160,000	163,436
Prologis 4.00% 1/15/18	300,000	320,530
Qatari Diar Finance
3.50% 7/21/15	2,100,000	2,158,800
5.00% 7/21/20	500,000	564,000
Regency Centers
4.80% 4/15/21	420,000	462,792
5.875% 6/15/17	285,000	320,613
WEA Finance 144A
4.625% 5/10/21 #	785,000	901,744
		17,228,770
Technology – 1.42%
Activision Blizzard 144A
6.125% 9/15/23 #	470,000	518,175
Apple
0.523% 5/6/19 •	840,000	841,804
3.45% 5/6/24	1,750,000	1,773,177
Avaya 144A 7.00% 4/1/19 #	230,000	231,150
Baidu
2.75% 6/9/19	1,413,000	1,420,131
3.25% 8/6/18	770,000	797,462
BMC Software Finance 144A
8.125% 7/15/21 #	875,000	904,531
Cisco Systems
0.727% 3/1/19 •	650,000	654,925
EMC 2.65% 6/1/20	335,000	338,202
Equinix
4.875% 4/1/20	255,000	262,650
5.375% 4/1/23	493,000	506,557
First Data
11.25% 1/15/21	1,395,000	1,632,150
11.75% 8/15/21	435,000	518,194

(continues)     NQ-OPTFI [6/14] 8/14 (13029) 17

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

		Principal	Value
		amount°	(U.S. $)
Corporate Bonds (continued)
Technology (continued)
Hewlett-Packard
1.167% 1/14/19 •		420,000	$423,812
2.65% 6/1/16		130,000	134,259
International Business
Machines
0.593% 2/12/19 •		440,000	443,107
1.625% 5/15/20		440,000	424,608
3.625% 2/12/24		2,035,000	2,092,240
Jabil Circuit 7.75% 7/15/16		92,000	104,535
Microsoft 2.125% 11/15/22		270,000	259,008
National Semiconductor
6.60% 6/15/17		1,530,000	1,772,300
NCR 144A
6.375% 12/15/23 #		425,000	463,250
NetApp 3.25% 12/15/22		745,000	718,697
NXP Funding 144A
5.75% 3/15/23 #		270,000	284,513
Oracle
0.745% 10/8/19 •		940,000	940,000
3.40% 7/8/24		510,000	508,842
4.30% 7/8/34		660,000	659,736
Samsung Electronics America
144A 1.75% 4/10/17 #		745,000	748,988
Seagate HDD Cayman 144A
4.75% 1/1/25 #		1,605,000	1,600,987
Symantec 4.20% 9/15/20		2,000,000	2,077,970
Tencent Holdings 144A
3.375% 5/2/19 #		555,000	568,110
Xerox 6.35% 5/15/18		1,220,000	1,418,869
			26,042,939
Transportation – 0.73%
American Airlines 2011-1
Class A Pass Through Trust
5.25% 1/31/21 t		487,284	529,922
Brambles USA
144A 3.95% 4/1/15 #		395,000	403,500
144A 5.35% 4/1/20 #		320,000	362,579
Burlington Northern Santa Fe
4.90% 4/1/44		1,340,000	1,438,175
Continental Airlines 2009-2
Class A Pass Through Trust
7.25% 11/10/19 t		720,620	843,125
Delta Air Lines Class A Pass
Through Trust
6.20% 7/2/18 t		355,407	398,944
6.821% 8/10/22 t		325,302	383,857
Doric Nimrod Air Finance
Alpha 2012-1 Class A Pass
Through Trust 144A
5.125% 11/30/22 #t		362,696	389,821
DP World 144A
6.85% 7/2/37 #		610,000	683,200
ERAC USA Finance 144A
5.25% 10/1/20 #		1,470,000	1,672,119
Norfolk Southern
3.85% 1/15/24		1,085,000	1,131,426
4.80% 8/15/43		220,000	234,991
Penske Truck Leasing 144A
3.75% 5/11/17 #		200,000	212,657
Red de Carreteras de
Occidente 144A
9.00% 6/10/28 #	MXN	8,440,000	625,329
UAL Pass Through Trust
9.75% 1/15/17 t		180,292	206,435
10.40% 11/1/16 t		196,755	223,809
United Airlines 2014-1 Class
A Pass Through Trust
4.00% 4/11/26 t		350,000	354,813
United Parcel Service
5.125% 4/1/19		2,210,000	2,532,046
US Airways 2012-2 Class A
Pass Through Trust 4.625%
6/3/25 t		669,136	704,266
			13,331,014
Utilities – 2.99%
AES
5.50% 3/15/24		515,000	529,163
7.375% 7/1/21		419,000	492,325
AES Gener 144A
8.375% 12/18/73 #•		676,000	762,190
Ameren Illinois
9.75% 11/15/18		2,110,000	2,786,185
American Transmission
Systems 144A
5.25% 1/15/22 #		1,885,000	2,063,736
Appalachian Power
7.95% 1/15/20		1,000,000	1,278,060
Berkshire Hathaway Energy
3.75% 11/15/23		1,235,000	1,274,798
Calpine 144A
6.00% 1/15/22 #		790,000	855,175
CenterPoint Energy
5.95% 2/1/17		35,000	39,116
Cleveland Electric Illuminating
5.50% 8/15/24		515,000	600,853

18 NQ-OPTFI [6/14] 8/14 (13029)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Utilities (continued)
CMS Energy 6.25% 2/1/20	635,000	$754,604
ComEd Financing III
6.35% 3/15/33	680,000	688,500
Comision Federal de
Electricidad 144A
4.875% 1/15/24 #	575,000	615,250
Duke Energy Indiana
0.578% 7/11/16 •	835,000	838,454
Duquesne Light Holdings
5.50% 8/15/15	756,000	794,644
Electricite de France
144A 0.688% 1/20/17 #•	840,000	843,939
144A 4.60% 1/27/20 #	525,000	584,445
144A 5.25% 1/29/49 #•	1,885,000	1,927,658
Elwood Energy
8.159% 7/5/26	220,803	250,612
Enel 144A
8.75% 9/24/73 #•	1,315,000	1,551,700
Entergy 3.625% 9/15/15	215,000	221,900
Entergy Arkansas
3.70% 6/1/24	335,000	348,516
3.75% 2/15/21	200,000	213,129
Entergy Louisiana
4.05% 9/1/23	1,555,000	1,659,054
Exelon Generation
4.25% 6/15/22	1,575,000	1,647,313
Florida Gas Transmission
144A 7.90% 5/15/19 #	320,000	393,224
Great Plains Energy
4.85% 6/1/21	610,000	675,095
5.292% 6/15/22	1,270,000	1,454,116
Integrys Energy Group
6.11% 12/1/66 •	1,200,000	1,233,686
IPALCO Enterprises
5.00% 5/1/18	405,000	434,363
ITC Holdings 3.65% 6/15/24	355,000	354,518
Jersey Central Power & Light
7.35% 2/1/19	1,000,000	1,209,388
LG&E & KU Energy
3.75% 11/15/20	1,010,000	1,070,156
4.375% 10/1/21	1,555,000	1,667,979
Majapahit Holding
7.75% 1/20/20	400,000	470,000
Metropolitan Edison 144A
4.00% 4/15/25 #	1,125,000	1,137,173
National Rural Utilities
Cooperative Finance
0.527% 11/23/16 •	180,000	180,619
4.75% 4/30/43 •	1,430,000	1,410,852
NextEra Energy Capital
Holdings
2.40% 9/15/19	1,250,000	1,258,269
3.625% 6/15/23	650,000	656,637
6.35% 10/1/66 •	30,000	29,603
NiSource Finance
6.125% 3/1/22	795,000	941,111
NRG Energy 144A
6.25% 5/1/24 #	205,000	214,481
NV Energy 6.25% 11/15/20	1,135,000	1,341,267
Pedernales Electric
Cooperative 144A
6.202% 11/15/32 #	620,000	717,360
Pennsylvania Electric
5.20% 4/1/20	1,180,000	1,308,515
Public Service New Hampshire
3.50% 11/1/23	635,000	655,888
Public Service Oklahoma
5.15% 12/1/19	1,300,000	1,468,151
Puget Energy
6.00% 9/1/21	340,000	401,290
6.50% 12/15/20	3,800,000	4,587,390
Saudi Electricity Global Sukuk
144A 4.00% 4/8/24 #	711,000	725,398
144A 5.50% 4/8/44 #	252,000	259,875
SCANA 4.125% 2/1/22	875,000	916,389
Southwestern Electric Power
6.45% 1/15/19	690,000	815,781
State Grid Overseas
Investment 2014
144A 2.75% 5/7/19 #	490,000	494,542
144A 4.125% 5/7/24 #	1,180,000	1,213,300
Wisconsin Energy
6.25% 5/15/67 •	1,480,000	1,529,098
		54,846,833
Total Corporate Bonds
(cost $670,822,427)		698,631,325

Municipal Bonds – 0.76%
Bay Area, California Toll
Authority (Build America
Bonds) Series S1
6.918% 4/1/40	800,000	1,084,368
7.043% 4/1/50	3,000,000	4,331,280

(continues)     NQ-OPTFI [6/14] 8/14 (13029) 19

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Municipal Bonds (continued)
California Statewide
Communities Development
Authority
(Kaiser Permanente)
Series A 5.00% 4/1/42	320,000	$346,451
California Various Purpose
(Build America Bond)
7.30% 10/1/39	200,000	282,624
Golden State, California
Tobacco Securitization
Corporation Settlement
Revenue (Asset-Backed
Senior Notes)
Series A-1 5.125% 6/1/47	735,000	536,638
Series A-1 5.75% 6/1/47	805,000	641,867
Los Angeles, California
Community College District
Revenue
(Build America Bond)
6.60% 8/1/42	800,000	1,101,768
Maryland State Local Facilities
Series A 5.00% 8/1/21	405,000	492,662
New Jersey Transportation
Trust Fund
Series A 5.00% 6/15/42	140,000	147,847
Series AA 5.00% 6/15/44	450,000	477,499
New York City, New York
Series I 5.00% 8/1/22	295,000	350,985
New York City, New York
Transitional Finance
Authority Future Tax
Secured Revenue
(Build America Bond)
5.508% 8/1/37	700,000	843,227
New York City, New York
Water & Sewer System
(Second Generation)
Series BB 5.00% 6/15/47	150,000	163,197
New York State Thruway
Authority Revenue
Series A 5.00% 5/1/19	415,000	482,408
New York State Urban
Development (Build
America Bond)
5.77% 3/15/39	800,000	963,368
Oregon State Taxable Pension
5.892% 6/1/27	65,000	78,803
Pennsylvania Turnpike
Commission
Series B1 1.04%
12/1/21 •	750,000	750,217
Texas Private Activity Bond
Surface Transportation
Revenue (Senior Lien Note
Mobility)
6.75% 6/30/43 (AMT)	310,000	370,927
University of California
Series Y-1 0.652%
7/1/41 •	500,000	500,020
Total Municipal Bonds
(cost $11,521,485)		13,946,156

Non-Agency Asset-Backed Securities – 3.34%
ABFC Trust
Series 2006-HE1 A2D
0.372% 1/25/37 •	523,999	328,109
Accredited Mortgage Loan
Trust
Series 2006-2 A4
0.412% 9/25/36 •	3,500,000	2,810,549
Series 2007-1 A3
0.282% 2/25/37 •	3,424,180	3,251,858
AEP Texas Central Transition
Funding II
Series 2006-A A4
5.17% 1/1/18	485,000	530,247
Ally Master Owner Trust
Series 2013-2 A
0.602% 4/15/18 •	855,000	856,548
Ameriquest Mortgage
Securities Asset-Backed
Pass Through Certificates
Series 2005-R5 M2
0.612% 7/25/35 t•	1,400,000	1,313,785
Series 2005-R7 M2
0.652% 9/25/35 t•	2,000,000	1,734,042
Argent Securities
Asset-Backed Pass Through
Certificates
Series 2003-W9 M1
1.185% 1/25/34 •	415,825	399,022
Argent Securities Trust
Series 2006-M1 A2C
0.302% 7/25/36 •	1,528,305	631,220
Series 2006-M1 A2D
0.392% 7/25/36 •	1,528,305	638,223
Series 2006-W4 A2C
0.312% 5/25/36 •	774,369	285,078
ARL Second
Series 2014-1A A1 144A
2.92% 6/15/44 #	535,000	534,786

20 NQ-OPTFI [6/14] 8/14 (13029)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Non-Agency Asset-Backed Securities (continued)
Avis Budget Rental Car
Funding AESOP
Series 2011-3A A 144A
3.41% 11/20/17 #	565,000	$591,692
Series 2013-1A A 144A
1.92% 9/20/19 #	700,000	699,625
Series 2014-1A A 144A
2.46% 7/20/20 #	550,000	553,943
Bear Stearns Asset-Backed
Securities Trust
Series 2007-SD1 22A1
2.567% 10/25/36 •	258,764	194,313
Bear Stearns Asset-Backed
Securities I Trust
Series 2005-FR1 M2
0.82% 6/25/35 •	2,000,000	1,577,264
California Republic Auto
Receivables Trust
Series 2013-1 A2 144A
1.41% 9/17/18 #	320,809	323,688
Capital One Multi-Asset
Execution Trust
Series 2007-A7 A7
5.75% 7/15/20	410,000	466,086
Centex Home Equity Loan
Trust
Series 2002-A AF6
5.54% 1/25/32	8,357	8,347
Chase Issuance Trust
Series 2013-A9 A
0.572% 11/16/20 •	1,000,000	1,002,195
Citibank Credit Card Issuance
Trust
Series 2013-A2 A2
0.434% 5/26/20 •	2,000,000	2,000,612
Series 2014-A5 A5
2.68% 6/7/23	760,000	762,677
Citibank Omni Master Trust
Series 2009-A14A A14
144A 2.902% 8/15/18 #•	400,000	401,297
Citicorp Residential Mortgage
Trust
Series 2006-3 A4
5.703% 11/25/36 ϕ	495,392	501,754
Series 2006-3 A5
5.948% 11/25/36 ϕ	900,000	900,905
Countrywide Asset-Backed
Certificates
Series 2004-3 2A
0.552% 8/25/34 •	60,609	54,982
Series 2005-7 MV3
0.732% 11/25/35 •	400,000	353,260
Series 2005-AB2 2A3
0.537% 11/25/35 •	1,051,081	990,657
Series 2006-1 AF6
5.255% 7/25/36 •	1,854,220	1,826,342
Series 2006-11 1AF6
5.085% 9/25/46 •	779,560	911,897
Series 2006-26 2A4
0.372% 6/25/37 •	2,000,000	964,614
Series 2007-6 2A4
0.462% 9/25/37 •	1,000,000	373,175
Discover Card Execution Note
Trust
Series 2013-A6 A6
0.602% 4/15/21 •	2,000,000	2,009,132
Ford Credit Floorplan Master
Owner Trust A
Series 2014-1 A2
0.552% 2/15/19 •	750,000	750,302
FRS I
Series 2013-1A A1 144A
1.80% 4/15/43 #	198,128	197,361
Golden Credit Card Trust
Series 2012-5A A 144A
0.79% 9/15/17 #	360,000	361,054
GreatAmerica Leasing
Receivables
Series 2013-1 B 144A
1.44% 5/15/18 #	100,000	99,970
GSAMP Trust
Series 2006-FM3 A2D
0.382% 11/25/36 •	1,417,167	791,147
Series 2006-HE6 A3
0.302% 8/25/36 •	1,790,128	1,339,091
Home Equity Mortgage Loan
Asset-Backed Trust
Series 2007-A 2A3
0.392% 4/25/47 •	2,000,000	1,150,660
HSI Asset Securitization Trust
Series 2006-HE1 2A1
0.202% 10/25/36 •	44,943	23,561
JPMorgan Mortgage
Acquisition Trust
Series 2006-CW2 AV5
0.392% 8/25/36 •	500,000	398,533
MASTR Specialized Loan Trust
Series 2005-2 A2 144A
5.006% 7/25/35 #•	26,865	26,892

(continues)     NQ-OPTFI [6/14] 8/14 (13029) 21

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Non-Agency Asset-Backed Securities (continued)
Merrill Lynch Mortgage
Investors Trust
Series 2006-FF1 M2
0.442% 8/25/36 •	2,000,000	$1,804,580
Series 2007-MLN1 A2A
0.262% 3/25/37 •	1,484,111	887,336
MMAF Equipment Finance
Series 2014-AA A4 144A
1.59% 2/8/22 #	810,000	810,284
Morgan Stanley ABS Capital I
Trust
Series 2007-HE1 A2C
0.302% 11/25/36 •	7,149,338	4,706,302
Series 2007-HE5 A2D
0.492% 3/25/37 •	4,611,941	2,600,019
New Century Home Equity
Loan Trust
Series 2005-1 M2
0.872% 3/25/35 •	1,131,129	978,807
RAAC Trust
Series 2005-SP2 2A
0.452% 6/25/44 •	869,244	757,072
RAMP Trust
Series 2006-RZ5 A2
0.332% 8/25/46 •	813,444	782,959
Series 2007-RZ1 A2
0.312% 2/25/37 •	1,219,194	1,094,371
RASC Trust
Series 2006-EMX1 A2
0.382% 1/25/36 •	48,074	47,932
Series 2007-KS3 AI2
0.332% 4/25/37 •	1,467,794	1,455,870
Rise
Series 2014-1 A
4.75% 2/15/39 •	2,937,500	2,977,891
SLM Student Loan Trust
Series 2005-4 A2
0.309% 4/26/21 •	169,692	169,565
Series 2008-9 A
1.729% 4/25/23 •	3,449,918	3,567,457
Soundview Home Loan Trust
Series 2006-WF2 A1
0.282% 12/25/36 •	1,257,126	1,199,487
Stoney Lane Funding I
Series 2007-1A A1 144A
0.466% 4/18/22 #•	982,377	967,740
Structured Asset Investment
Loan Trust
Series 2003-BC2 M1
1.532% 4/25/33 •	199,704	172,660
Trafigura Securitisation
Finance
Series 2012-1A A 144A
2.552% 10/15/15 #•	500,000	505,273
Total Non-Agency
Asset-Backed Securities
(cost $59,195,864)		61,406,100

Non-Agency Collateralized Mortgage Obligations – 3.07%
Alternative Loan Trust
Series 2004-J1 1A1
6.00% 2/25/34	2,920	2,980
Series 2004-J2 7A1
6.00% 12/25/33	5,054	5,126
Alternative Loan Trust
Resecuritization
Series 2008-2R 3A1
6.00% 8/25/37	2,142,123	1,713,285
ARM Trust
Series 2004-5 3A1
2.472% 4/25/35 •	1,730,554	1,742,727
Series 2005-10 3A31
4.907% 1/25/36 •	714,288	660,599
Series 2006-2 1A4
2.821% 5/25/36 •	1,391,260	1,220,343
Bank of America Alternative
Loan Trust
Series 2005-3 2A1
5.50% 4/25/20	36,707	37,920
Series 2005-6 7A1
5.50% 7/25/20	135,354	138,041
Bank of America Funding
Trust
Series 2006-I 1A1
2.362% 12/20/36 •	763,511	767,392
Bank of America Mortgage
Trust
Series 2003-D 2A1
2.719% 5/25/33 •	798,830	803,872
Bear Stearns ARM Trust
Series 2003-5 2A1
2.545% 8/25/33 •	122,291	124,937
Series 2005-2 A2
2.528% 3/25/35 •	240,318	243,565
Series 2005-5 A1
2.15% 8/25/35 •	2,376,872	2,413,814
Chase Mortgage Finance Trust
Series 2005-A1 3A1
2.536% 12/25/35 •	275,239	248,017

22 NQ-OPTFI [6/14] 8/14 (13029)

(Unaudited)

Principal			Value
amount°			(U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
ChaseFlex Trust
Series 2006-1 A4
5.137% 6/25/36 •		420,000	$363,856
Claris ABS
Series 2011-1 A
0.794% 10/31/60 •	EUR	5,878,849	7,792,831
Countrywide Home Loan
Mortgage Pass Through
Trust
Series 2003-21 A1 2.598%
5/25/33 t•		2,528	2,567
Series 2007-4 1A1 6.00%
5/25/37 t		2,475,854	2,141,227
CSMC Mortgage-Backed Trust
Series 2005-1R 2A5 144A
5.75% 12/26/35 #		3,225,078	2,928,832
Series 2007-1 5A14
6.00% 2/25/37		549,973	485,511
Series 2007-3 4A6
0.402% 4/25/37 •		740,223	606,750
Series 2007-3 4A12
6.598% 4/25/37 @•Σ		740,223	114,109
Series 2007-3 4A15
5.50% 4/25/37		328,682	310,662
Deutsche Mortgage Securities
Re-REMIC Trust Certificates
Series 2005-WF1 1A3
144A 5.233% 6/26/35 #•		780,070	791,367
Fannie Mae Connecticut
Avenue Securities
Series 2014-C02 1M1
1.102% 5/25/24 •		123,313	123,456
First Horizon Mortgage Pass
Through Trust
Series 2005-AR2 2A1
2.571% 6/25/35 t•		259,832	244,707
GMACM Mortgage Loan Trust
Series 2006-J1 A1
5.75% 4/25/36		115,585	109,713
GSMPS Mortgage Loan Trust
Series 1998-3 A 144A
7.75% 9/19/27 #•		9,095	9,546
GSR Mortgage Loan Trust
Series 2006-AR1 3A1
3.415% 1/25/36 •		153,034	140,864
IndyMac INDA Mortgage
Loan Trust
Series 2006-AR1 A1
5.057% 8/25/36 •		336,026	332,368
JPMorgan Mortgage Trust
Series 2006-A6 2A4L
3.014% 10/25/36 •		1,093,727	939,440
Series 2006-A7 2A2
2.626% 1/25/37 •		216,042	193,099
Series 2007-A1 6A1
2.558% 7/25/35 •		511,291	514,469
Lehman Mortgage Trust
Series 2007-10 2A2
6.50% 1/25/38		3,341,021	2,997,274
MASTR Alternative Loan Trust
Series 2004-3 8A1
7.00% 4/25/34		4,756	4,872
Series 2004-5 6A1
7.00% 6/25/34		81,850	88,415
MASTR ARM Trust
Series 2003-6 1A2
2.45% 12/25/33 •		4,112	4,119
Series 2004-4 4A1
2.402% 5/25/34 •		162,067	159,860
Series 2005-6 7A1
5.196% 6/25/35 •		71,534	67,887
Series 2006-2 4A1
2.629% 2/25/36 •		17,736	17,546
MASTR Asset Securitization
Trust
Series 2003-9 2A7
5.50% 10/25/33		78,973	81,605
Merrill Lynch Mortgage
Investors Trust
Series 2004-A1 2A2
2.381% 2/25/34 •		11,133	11,247
Series 2005-2 1A
1.572% 10/25/35 •		196,794	194,440
Series 2005-A5 A2
2.615% 6/25/35 •		193,006	193,203
Opteum Mortgage
Acceptance Trust
Series 2006-1 2A1
5.75% 4/25/36 •		2,270,393	2,341,619
RALI Trust
Series 2004-QS2 CB
5.75% 2/25/34		52,727	55,199
RFMSI Trust
Series 2004-S9 1A23
5.50% 12/25/34		4,500,000	4,697,811
Series 2004-S9 2A1
4.75% 12/25/19		236,845	240,326
Sequoia Mortgage Trust
Series 2004-5 A3
0.885% 6/20/34 •		442,680	440,660
Series 2007-1 4A1
2.74% 9/20/46 •		1,258,842	1,076,003

(continues)     NQ-OPTFI [6/14] 8/14 (13029) 23

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
Structured ARM Loan Trust
Series 2005-22 1A4
2.395% 12/25/35 •	1,850,454	$1,390,932
Series 2006-1 7A4
5.06% 2/25/36 •	1,197,428	1,000,688
Structured Asset Mortgage
Investments II Trust
Series 2005-AR5 A2
0.405% 7/19/35 •	1,232,350	1,171,134
Structured Asset Securities
Trust
Series 2005-6 4A1
5.00% 5/25/35	79,770	80,747
Washington Mutual
Alternative Mortgage Pass
Through Certificates
Series 2005-1 5A2 6.00%
3/25/35 t	63,369	33,815
Washington Mutual Mortgage
Pass Through Certificates
Series 2005-AR13 A1A1
0.442% 10/25/45 t•	5,787,530	5,436,064
Series 2005-AR16 1A3
2.358% 12/25/35 t•	1,009,036	972,727
Series 2007-HY1 3A3
4.628% 2/25/37 t•	558,827	519,758
Series 2007-HY7 4A1
4.689% 7/25/37 t•	1,133,233	1,049,522
Wells Fargo Mortgage-Backed
Securities Trust
Series 2005-AR16 2A1
2.611% 2/25/34 •	279,614	284,983
Series 2006-2 3A1
5.75% 3/25/36	175,199	178,117
Series 2006-3 A11
5.50% 3/25/36	196,149	202,943
Series 2006-6 1A3
5.75% 5/25/36	123,427	120,730
Series 2006-AR5 2A1
2.615% 4/25/36 •	101,582	99,226
Series 2006-AR11 A6
2.615% 8/25/36 •	1,411,071	1,344,434
Series 2006-AR17 A1
2.611% 10/25/36 •	856,999	825,715
Series 2007-10 1A36
6.00% 7/25/37	696,286	689,719
Total Non-Agency
Collateralized Mortgage
Obligations
(cost $55,534,153)		56,341,332

Senior Secured Loans – 6.21%«
Air Medical Group Tranche B1
5.00% 5/29/18	276,989	278,720
Akorn Tranche B
4.50% 11/13/20	1,000,000	1,005,833
Akorn Tranche B 1st Lien
4.50% 4/17/21	385,000	387,246
Albertsons Tranche B 1st Lien
4.75% 3/21/19	215,824	217,211
Allegion U.S. Holding
Tranche B
3.00% 12/26/20	1,198,975	1,199,215
American Tire 1st Lien
5.75% 6/1/18	238,213	240,148
5.75% 6/1/18	56,190	56,647
Applied Systems 1st Lien
4.25% 1/15/21	298,500	299,939
Applied Systems 2nd Lien
7.50% 1/15/22	741,000	757,302
ARAMARK Tranche E
3.25% 9/7/19	1,177,050	1,173,004
Arysta Lifescience 1st Lien
4.50% 5/20/20	168,300	169,455
Arysta Lifescience 2nd Lien
8.25% 11/22/20	230,000	235,463
Atkore International 2nd Lien
7.75% 9/27/21	260,000	262,275
Avast Software 1st Lien
5.00% 3/18/20	508,563	509,834
Avaya Tranche B-3
4.50% 10/27/17	625,000	613,504
Axalta Coating Systems U.S.
Holdings 1st Lien
4.00% 2/1/20	742,500	743,841
Azure Midstream Tranche B
6.50% 10/21/18	345,921	348,948
Bally Technologies Tranche B
4.25% 8/22/20	616,821	620,002
Biomet 1st Lien
3.50% 7/25/17	280,400	281,166
BJ’s Wholesale Club 2nd Lien
8.50% 3/31/20	750,000	770,781
BJ’s Wholesale Club Tranche B
1st Lien 4.50% 9/26/19	1,483,497	1,487,759
Bowie Recourse Tranche B 1st
Lien 6.75% 8/9/20	375,375	380,067
Burlington Coat Factory
Warehouse Tranche B2
4.25% 2/23/17	1,548,147	1,560,958
Caesars Growth Partners
Tranche B 1st Lien
6.25% 5/8/21	485,000	485,346

24 NQ-OPTFI [6/14] 8/14 (13029)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Senior Secured Loans« (continued)
Calpine Construction Finance
Tranche B 3.00% 5/1/20	1,450,375	$1,427,066
Catalent Pharma Solutions
Tranche B 4.50% 9/15/21	2,000,000	2,014,376
Chrysler Group Tranche B 1st
Lien
3.25% 12/29/18	2,548,613	2,545,417
3.50% 5/24/17	1,295,435	1,302,144
Citycenter Holdings Tranche B
5.00% 10/9/20	914,950	923,243
Clear Channel
Communications Tranche B
3.65% 1/29/16	3,581,302	3,560,025
Clear Channel Communications
Tranche D
6.75% 1/30/19	400,000	399,050
Clear Channel Communications
Tranche E 1st Lien
7.50% 7/30/19	184,983	185,767
Community Health Systems
Tranche D 4.25% 1/27/21	1,849,559	1,863,287
Community Health Systems
Tranche E 3.25% 1/25/17	424,839	426,364
Crown Castles Operating
Tranche B2
3.00% 1/31/21	343,898	344,221
DaVita Healthcare Partners
Tranche B 3.50% 6/19/21	755,000	759,516
Delta Air Lines Tranche B 1st
Lien 3.50% 4/20/17	1,135,999	1,137,318
Diamond Reports 1st Lien
5.50% 4/25/21	545,000	548,406
Drillships Financing Holding
Tranche B1
6.00% 2/17/21	4,070,958	4,132,412
Dynegy Tranche B2
4.00% 4/16/20	859,771	863,609
Emdeon 1st Lien
3.75% 11/2/18	767,282	768,624
Energy Transfer 1st Lien
3.25% 12/2/19	1,064,750	1,055,373
Equipower Resources
Holdings Tranche B
4.25% 12/21/18	102,289	102,801
Exgen Renewables I 1st Lien
5.25% 2/5/21	991,660	1,013,972
Fieldwood Energy 2nd Lien
8.375% 9/30/20	340,000	351,595
First Data Tranche B 1st Lien
4.00% 3/24/21	1,106,681	1,110,733
Flint Group 1st Lien
4.75% 5/2/21	525,000	527,625
Flint Group Tranche 2nd Lien
8.25% 5/2/22	235,000	236,861
Flying Fortress 1st Lien
3.50% 6/30/17	100,000	100,063
Fortescue Resources 1st Lien
3.75% 6/30/19	282,863	283,452
Gardner Denver 1st Lien
4.25% 7/23/20	481,363	481,745
Gates Global 1st Lien
4.25% 6/12/21	745,000	743,545
Generac Power Systems
Tranche B 3.50% 5/10/20	167,213	166,397
Gentiva Health Services
Tranche B
6.50% 10/10/19	1,053,861	1,055,837
Gentiva Health Services
Tranche C
5.75% 10/10/18	245,500	246,421
Great Wolf Resorts 1st Lien
4.50% 7/31/20	227,700	228,589
HCA Tranche B4
2.75% 5/1/18	1,994,925	1,999,912
HD Supply Tranche B
4.00% 6/28/18	461,202	461,943
Hilton Worldwide Finance
Tranche B2
3.50% 9/23/20	1,758,717	1,757,662
Hostess Brands 1st Lien
6.75% 3/12/20	364,088	378,651
Houghton International 1st
Lien 4.00% 12/10/19	113,275	113,487
Houghton International 2nd
Lien 9.50% 11/20/20	205,000	210,381
Hudson’s Bay Tranche B 1st
Lien 4.75% 10/7/20	370,000	374,830
Huntsman International
Tranche B
3.75% 10/11/20	970,000	970,601
Husky International 2nd Lien
7.25% 6/10/22	155,000	156,163
Husky International Tranche B
1st Lien 4.25% 6/10/21	155,000	155,969
IASIS Healthcare Tranche B
1st Lien 4.50% 5/3/18	658,596	661,988
Ikaria 5.00% 2/4/22	1,542,000	1,554,529
Immucor Tranche B2
5.00% 8/19/18	1,878,955	1,892,461
Ineos US Finance Tranche B
3.75% 5/4/18	1,969,123	1,966,798

(continues)     NQ-OPTFI [6/14] 8/14 (13029) 25

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Senior Secured Loans« (continued)
Infor U.S. Tranche B5 1st Lien
3.75% 6/3/20	533,745	$531,493
Intelsat Jackson Holdings
Tranche B2
3.75% 6/30/19	1,231,616	1,235,272
J. Crew Group Tranche B 1st
Lien 4.00% 2/28/21	255,000	252,032
KIK Custom Products 1st Lien
5.50% 5/17/19	787,306	788,905
Kinetic Concepts Tranche E1
4.00% 5/8/18	178,650	179,116
Landry’s Tranche B
4.00% 4/24/18	590,251	592,465
Level 3 Financing Tranche B
4.00% 1/15/20	485,000	486,576
Lightower Fiber Networks
4.00% 4/1/20	113,875	113,875
LTS Buyer 2nd Lien
8.00% 3/15/21	627,238	637,169
Mauser Holdings 2nd Lien
8.25% 6/30/22	530,000	524,700
MGM Resorts International
3.50% 12/20/19	1,931,909	1,928,770
Michael Stores Tranche B 1st
Lien 3.75% 1/16/20	262,350	262,256
Momentive Performance
Materials Dip
4.00% 4/15/15	500,000	501,719
Moxie Liberty Tranche B
7.50% 8/21/20	687,000	705,893
Moxie Patriot (Panda Power
Fund) Tranche B1
6.75% 12/18/20	720,000	734,400
National Vision
4.00% 3/6/21	648,375	645,133
NEP Broadcasting 2nd Lien
9.50% 7/3/20	628,571	647,036
NEP Tranche B 1st Lien
4.25% 1/22/20	867,825	869,724
New Albertsons 1st Lien
4.75% 6/24/21	385,000	386,764
NRG Energy Tranche B
2.75% 7/1/18	980,069	979,116
Numericable 4.50% 4/23/20	820,315	825,100
Numericable US Tranche B2
1st Lien 4.50% 4/23/20	709,685	714,730
Nuveen Investments 1st Lien
4.00% 5/13/17	955,000	957,719
Nuveen Investments 2nd Lien
6.50% 2/28/19	2,911,000	2,944,270
Ortho-Clinical Diagnostics
Tranche B 1st Lien
4.75% 6/30/21	3,000,000	3,024,159
OSI Restaurants Tranche B 1st
Lien 3.50% 10/26/19	82,125	82,294
Otterbox Tranche B
5.75% 5/30/20	750,000	745,313
Panda Temple Power II
Tranche B 1st Lien
7.25% 3/28/19	620,000	636,275
Patheon 4.25% 1/23/21	1,810,000	1,798,687
Peabody Energy Tranche B
4.25% 9/20/20	476,400	480,010
Pharmaceutical Product
Development
4.00% 12/5/18	320,125	321,359
Pinnacle Entertainment
Tranche B2
3.75% 8/13/20	123,583	123,943
Ply Gem Industries 1st Lien
4.00% 1/22/21	389,025	387,177
Polymer Group Tranche B
5.25% 12/13/19	1,573,916	1,577,359
5.25% 12/19/19	150,542	151,483
PVH tranche B 1st Lien
3.25% 2/13/20	516,751	521,057
Quickrete 2nd Lien
7.00% 3/19/21	365,000	373,669
Ranpak 2nd Lien
8.50% 4/10/20	330,000	337,837
Regent Seven Seas Cruises
Tranche B 1st Lien
3.75% 12/21/18	258,700	258,862
Remy International Tranche B
1st Lien 4.25% 3/5/20	84,802	85,014
Republic of Angola
6.57% 12/16/23	1,850,000	1,850,000
Reynolds Group 1st Lien
4.00% 12/31/18	527,002	528,352
Rite Aid 2nd Lien
5.75% 8/3/20	145,000	148,407
Salix Pharmaceuticals Tranche
B 4.25% 12/17/19	633,750	639,578
Samson Investment 2nd Lien
5.00% 9/25/18	1,134,000	1,136,329
Santander Asset Management
Tranche B
4.25% 11/26/20	737,547	740,927
SBA Communications Tranche
B 1st Lien 3.25% 3/31/21	1,439,000	1,433,753

26 NQ-OPTFI [6/14] 8/14 (13029)

(Unaudited)

		Principal	Value
		amount°	(U.S. $)
Senior Secured Loans« (continued)
Scientific Games International
4.25% 5/22/20		1,611,900	$1,598,047
Sensus 4.75% 5/9/17		391,970	394,093
Sensus 2nd Lien
8.50% 4/13/18		295,000	296,659
ServiceMaster Tranche B 1st
Lien 4.25% 6/16/21		390,000	390,000
Smart & Final Tranche B 1st
Lien 4.75% 11/15/19		1,210,506	1,215,046
Sprouts Farmers Markets
Holdings 4.00% 4/12/20		1,160,726	1,165,078
Stena 1st Lien
4.00% 2/21/21		184,538	185,057
SunGard Availability Services
Capital Tranche B 1st Lien
6.00% 3/27/19		425	422
Supervalu 1st Lien
4.50% 3/21/19		470,989	471,394
Surgical Care Affiliates
tranche C 4.25% 6/30/18		84,150	84,017
TLFC Delos Finance Tranche B
3.50% 2/27/21		400,000	400,250
TransDigm Tranche C
3.75% 2/7/20		609,268	607,707
Truven Health Analytics
Tranche B 4.50% 5/23/19		239,981	238,031
United Continental Tranche B
3.50% 4/1/19		251,813	251,524
Univision Communications 1st
Lien 4.00% 3/1/20		933,847	934,357
Univision Communications
Tranche C4 4.00% 3/1/20		2,255,945	2,257,003
US Airways Tranche B1
3.50% 5/23/19		282,150	282,079
US Airways Tranche B2
3.00% 11/23/16		88,110	88,352
USI Insurance Services
Tranche B 1st Lien
4.25% 12/3/18		561,482	563,003
Valeant Pharmaceuticals
International Tranche BE
3.75% 8/5/20		898,920	899,257
Vantage Drilling Tranche B 1st
Lien
5.00% 10/25/17		249,165	248,503
5.75% 3/28/19		2,238,665	2,232,135
Wide Open West Finance
4.75% 3/27/19		2,054,100	2,065,173
Zayo Group Tranche B 1st Lien
4.00% 7/2/19		1,159,004	1,162,083
Ziggo Tranche B 2nd Lien
3.50% 1/15/22		616,000	609,235
Ziggo Tranche B 3rd Lien
3.50% 1/20/22		1,013,100	1,001,974
Ziggo Tranche B1 1st Lien
3.50% 1/15/22		955,900	945,402
Total Senior Secured Loans
(cost $113,651,149)			114,057,851

Sovereign Bonds – 7.62%Δ
Australia – 3.90%
Australia Government
Bond 5.25% 3/15/19	AUD	69,000,000	71,606,733
			71,606,733
Azerbaijan – 0.03%
Republic of Azerbaijan
International Bond
144A 4.75% 3/18/24 #		592,000	612,720
			612,720
Brazil – 2.35%
Banco Nacional de
Desenvolvimento
Economico e Social
144A 6.369%
6/16/18 #		1,500,000	1,691,250
144A 6.50% 6/10/19 #		2,500,000	2,825,000
Brazil Letras do Tesouro
Nacional 9.095%
1/1/18 ^	BRL	73,100,000	22,352,635
Brazil Notas do Tesouro
Nacional Serie B 6.00%
8/15/22	BRL	320,000	3,640,871
Brazil Notas do Tesouro
Nacional Series F
10.00% 1/1/25	BRL	763,000	288,749
10.00% 1/1/21	BRL	31,104,000	12,257,382
10.00% 1/1/23	BRL	304,000	117,371
			43,173,258
Finland – 0.02%
Finland Government Bond
2.25% 3/6/18	NOK	2,000,000	327,954
			327,954
Greece – 0.06%
Hellenic Republic Treasury
Bill 3.10% 10/10/14 ^	EUR	823,000	1,122,444
			1,122,444

(continues)     NQ-OPTFI [6/14] 8/14 (13029) 27

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

		Principal	Value
		amount°	(U.S. $)
Sovereign BondsΔ (continued)
Iceland – 0.04%
Republic of Iceland 144A
5.875% 5/11/22 #		645,000	$712,894
			712,894
Indonesia – 0.13%
Indonesia Government
International Bond
144A 3.375%
4/15/23 #		929,000	866,293
144A 5.875%
1/15/24 #		576,000	637,200
Perusahaan Penerbit
Indonesia 144A
6.125% 3/15/19 #		760,000	848,350
			2,351,843
Ivory Coast – 0.04%
Ivory Coast Government
International Bond
5.75% 12/31/32		784,000	765,380
			765,380
Kenya – 0.04%
Kenya Government
International Bond
144A 5.875%
6/24/19 #		640,000	654,080
			654,080
Mexico – 0.04%
Mexican Bonos
6.50% 6/10/21	MXN	465,000	38,569
6.50% 6/9/22	MXN	7,222,000	592,980
7.75% 5/29/31	MXN	2,062,000	182,116
			813,665
Pakistan – 0.09%
Pakistan Government
International Bond
144A 7.25% 4/15/19 #		834,000	856,935
144A 8.25% 4/15/24 #		723,000	749,209
			1,606,144
Panama – 0.05%
Panama Government
International Bond
8.875% 9/30/27		577,000	829,437
			829,437
Poland – 0.01%
Poland Government Bond
4.00% 10/25/23	PLN	471,000	161,884
			161,884
Qatar – 0.32%
Qatar Government
International Bond
4.00% 1/20/15		5,800,000	5,916,000
			5,916,000
Republic of Korea – 0.10%
Inflation-Linked Korea
Treasury Bond 1.125%
6/10/23	KRW	1,077,103,143	1,029,423
Republic of Korea 7.125%
4/16/19		700,000	864,542
			1,893,965
Romania – 0.03%
Romanian Government
International Bond
144A 4.875%
1/22/24 #		566,000	604,913
			604,913
Slovenia – 0.17%
Slovenia Government
International Bond
144A 4.70% 11/1/16 #	EUR	2,100,000	3,117,507
			3,117,507
South Africa – 0.01%
South Africa Government
Bond 8.00% 12/21/18	ZAR	2,020,000	193,108
			193,108
Spain – 0.09%
Autonomous Community
of Catalonia 4.95%
2/11/20	EUR	1,100,000	1,693,242
			1,693,242
Sri Lanka – 0.03%
Sri Lanka Government
International Bond
144A 6.00% 1/14/19 #		533,000	562,315
			562,315
Sweden – 0.01%
Sweden Government Bond
5.00% 12/1/20	SEK	495,000	91,060
			91,060
United Kingdom – 0.03%
United Kingdom Gilt
1.25% 7/22/18	GBP	192,133	321,959
1.75% 9/7/22	GBP	100,000	161,141
			483,100

28 NQ-OPTFI [6/14] 8/14 (13029)

(Unaudited)

		Principal	Value
		amount°	(U.S. $)
Sovereign BondsΔ (continued)
Uruguay – 0.03%
Uruguay Government
International Bond
5.10% 6/18/50		575,000	$569,250
			569,250
Total Sovereign Bonds
(cost $133,032,477)			139,862,896

Supranational Banks – 0.08%
Eurasian Development
Bank 144A 5.00%
9/26/20 #		515,000	531,995
Inter-American
Development Bank
7.25% 7/17/17	IDR	1,840,000,000	154,821
International Bank for
Reconstruction &
Development
2.923% 9/24/18 •	AUD	310,000	292,691
4.625% 2/26/19	NZD	188,000	164,112
1.375% 6/23/19	SEK	1,850,000	278,123
Total Supranational
Banks (cost $1,404,366)			1,421,742

U.S. Treasury Obligations – 16.62%
U.S. Treasury Bill
2.375% 8/31/14		3,985,000	4,000,410
U.S. Treasury Bonds
3.375% 5/15/44		1,170,000	1,178,044
3.625% 2/15/44		25,080,000	26,471,163
U.S. Treasury Inflation Indexed
Bonds
0.625% 1/15/24		14,224,420	14,748,945
1.75% 1/15/28		9,528,325	10,982,881
2.00% 1/15/26		1,672,230	1,972,056
2.375% 1/15/25		1,735,626	2,104,785
2.375% 1/15/27		4,314,379	5,299,947
2.50% 1/15/29		4,339,506	5,480,662
3.875% 4/15/29		273,999	400,981
U.S. Treasury Notes
0.109% 4/30/16 •		4,200,000	4,201,172
1.50% 5/31/19		10,775,000	10,721,545
2.00% 2/28/21 ∞		20,000,000	19,921,880
2.00% 5/31/21		13,400,000	13,301,068
2.25% 4/30/21		1,000,000	1,009,922
2.50% 5/15/24 ∞		73,495,000	73,397,399
2.75% 11/15/23 ∞		48,900,000	50,124,407
2.75% 2/15/24		58,600,000	59,936,783
Total U.S. Treasury
Obligations
(cost $303,900,489)			305,254,050

		Number of
		shares
Common Stock – 0.00%
Century Communications =†		1,975,000	0
Total Common Stock
(cost $59,791)			0

Convertible Preferred Stock – 0.25%
ArcelorMittal 6.00% exercise
price $20.36, expiration
date 12/21/15		9,300	211,865
Bank of America 7.25%
exercise price $50.00,
expiration date 12/31/49		203	236,926
Chesapeake Energy 144A
5.75% exercise price
$26.14, expiration date
12/31/49 #		292	370,657
Dominion Resources 6.125%
exercise price $65.21,
expiration date 4/1/16		5,532	318,920
Exelon 6.50% exercise price
$43.75, expiration date
6/1/17		3,900	210,392
Halcon Resources 5.75%
exercise price $6.16,
expiration date 12/31/49		337	408,949
HealthSouth 6.50% exercise
price $30.01, expiration
date 12/31/49		335	435,793
Huntington Bancshares
8.50% exercise price
$11.95, expiration date
12/31/49		305	406,403
Intelsat 5.75% exercise price
$22.05, expiration date
5/1/16		11,769	599,160
Maiden Holdings 7.25%
exercise price $15.47,
expiration date 9/15/16		2,800	134,204
MetLife 5.00% exercise price
$44.27, expiration date
10/8/14		11,075	353,957

(continues)     NQ-OPTFI [6/14] 8/14 (13029) 29

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Convertible Preferred Stock (continued)
SandRidge Energy 8.50%
exercise price $8.01,
expiration date 12/31/49	4,447	$505,846
Wells Fargo 7.50% exercise
price $156.71, expiration
date 12/31/49	321	389,694
Total Convertible Preferred
Stock (cost $4,436,281)		4,582,766

Preferred Stock – 0.46%
Alabama Power 5.625%	21,075	523,714
Ally Financial 144A 7.00% #	5,600	5,642,175
Integrys Energy Group
6.00% •	35,650	937,951
National Retail Properties
5.70%	9,340	213,326
Public Storage 5.20%	18,720	414,461
Regions Financial 6.375% •	25,300	651,222
Total Preferred Stock
(cost $8,116,147)		8,382,849

	Number of
	contracts
Options Purchased – 0.00%
Futures Call Option – 0.00%
IMM Eurodollar Future
exercise price $99.75,
expiration date 12/15/14	34	1,488
Total Options Purchased
(premium paid $0)		1,488

	Principal
	amount°
Security Sold Short – (0.12%)
Fannie Mae S.F. 30 yr
TBA 4.50% 7/1/44	(2,000,000)	(2,165,938)
Total Security Sold Short
(premium
received $2,152,812)		(2,165,938)

Short-Term Investments – 10.92%
Discount Notes – 4.92%≠
Fannie Mae 0.06% 8/18/14	6,900,000	6,899,814
Federal Home Loan Bank
0.03% 7/21/14	9,301,167	9,301,065
0.05% 7/23/14	4,900,000	4,899,941
0.05% 7/28/14	7,931,253	7,931,134
0.05% 8/14/14	27,468,349	27,467,690
0.05% 8/15/14	4,487,355	4,487,243
0.06% 8/18/14	15,851,841	15,851,413
0.075% 11/19/14	6,620,244	6,618,947
0.08% 9/24/14	6,300,000	6,299,553
0.08% 10/17/14	500,000	499,940
		90,256,740
Repurchase Agreements – 5.42%
Bank of America Merrill Lynch
0.04%, dated 6/30/14, to
be repurchased on 7/1/14,
repurchase price
$18,690,018
(collateralized by U.S.
government obligations
0.25% - 3.625%
12/31/15 - 8/15/43;
market value $19,063,797)	18,689,997	18,689,997
Bank of Montreal
0.08%, dated 6/30/14, to
be repurchased on 7/1/14,
repurchase price
$6,230,013 (collateralized
by U.S. government
obligations 0.00% -
2.625% 9/30/14 -
11/15/20; market value
$6,354,602)	6,229,999	6,229,999
BNP Paribas
0.09%, dated 6/30/14, to
be repurchased on 7/1/14,
repurchase price
$15,787,044
(collateralized by U.S.
government obligations
0.00% - 1.625%
11/13/14 - 4/30/19;
market value $16,102,749)	15,787,004	15,787,004
U.S. Treasury Inflation Index
Note Repo (JPMC)
0.12% 7/1/14	4,000,000	4,000,000
U.S. Treasury Repo (BNP)
0.09% 7/2/14	15,300,000	15,300,000
0.12% 7/1/14	17,600,000	17,600,000
U.S. Treasury Repo (JPMC)
0.10% 7/2/14	14,100,000	14,100,000
0.13% 7/1/14	7,800,000	7,800,000
		99,507,000

30 NQ-OPTFI [6/14] 8/14 (13029)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Short-Term Investments (continued)
U.S. Treasury Obligations – 0.58%≠
U.S. Treasury Bills
0.025% 7/3/14	200,000	$200,000
0.03% 10/2/14	600,000	599,944
0.041% 10/9/14	187,000	186,986
0.093% 11/13/14	9,694,907	9,693,230
		10,680,160
Total Short-Term
Investments
(cost $200,438,104)		200,443,900

Total Value of
Securities – 105.47%
(cost $1,887,807,211)		$1,936,659,983

	Number of
	contracts
Options Written – 0.00%
Futures Put Option – 0.00%
IMM Eurodollar Future
exercise price $99,
expiration date 12/15/14	(34)	(213)
Total Options Written
(premium received $0)		$(213)
Liabilities Net of
Receivables and Other
Assets – (5.47%)«		(100,390,623)
Net Assets – 100.00%		$1,836,269,147
____________________

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2014, the aggregate value of Rule 144A securities was $242,840,140, which represents 13.22% of the Fund’s net assets. See Note 5 in “Notes.”

@	Illiquid security. At June 30, 2014, the aggregate value of illiquid securities was $15,257,393, which represents 0.83% of the Fund’s net assets. See Note 5 in “Notes.”
t

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

T	100% of the income received was in the form of additional cash.
«	Of this amount, $26,488,834 represents receivables for securities sold and $145,607,134 represents payable for securities purchased, and includes $3,717,506 cash collateral for open swap contracts.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2014,the aggregate value of fair valued securities was $0, which represents 0.00% of the Fund’s net assets. See Note 1 in “Notes.”
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non income producing security.
•	Variable rate security. The rate shown is the rate as of June 30, 2014. Interest rates reset periodically.
∞	Fully or partially pledged as collateral for futures contracts.
Δ	Securities have been classified by country of origin.
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.
Ω	Principal only security. A principal only security is the principal only portion of a fixed income security which is separated and sold individually from the interest portion of the security.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at June 30, 2014.

ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at June 30, 2014.

(continues)     NQ-OPTFI [6/14] 8/14 (13029) 31

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at June 30, 2014:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to				Settlement	Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Date	(Depreciation)
BAML	CAD	(203,408)	USD	186,967	7/11/14	$(3,639)
BAML	EUR	(450,502)	USD	614,513	7/11/14	(2,364)
BAML	NZD	(846,963)	USD	724,592	7/11/14	(16,154)
BNP	AUD	(1,533,719)	USD	1,415,549	7/11/14	(29,613)
CITI	AUD	(1,222,000)	USD	1,137,784	7/2/14	(14,497)
CITI	AUD	(57,000)	USD	53,427	8/5/14	(178)
CITI	BRL	(15,910,278)	USD	6,752,516	1/5/15	(113,738)
CITI	CNY	(55,270,000)	USD	8,633,239	4/16/15	(174,736)
CITI	EUR	(15,225,000)	USD	20,783,266	8/21/14	(67,786)
CITI	GBP	(96,000)	USD	160,980	9/11/14	(3,228)
CITI	KRW	(1,274,783,148)	USD	9,038,999	7/23/14	111,915
CITI	MXN	(32,110,000)	USD	2,463,273	7/23/14	(7,012)
JPMC	AUD	1,234,000	USD	(1,160,159)	7/2/14	3,438
JPMC	AUD	(80,530,000)	USD	75,496,826	8/5/14	(236,944)
JPMC	BRL	(49,621,515)	USD	21,925,857	8/4/14	(294,721)
JPMC	EUR	(10,467,000)	USD	14,270,998	8/21/14	(63,842)
JPMC	KRW	(861,526,650)	USD	839,481	7/11/14	(11,444)
MSC	CNY	55,270,000	USD	(8,599,999)	4/16/15	207,976
TD	JPY	(4,823,046)	USD	47,302	7/11/14	(307)
TD	MXN	(6,038,951)	USD	461,291	7/11/14	(3,727)
						$(720,601)

Futures Contracts

		Notional			Unrealized
		Cost	Notional	Expiration	Appreciation
Contracts to Buy (Sell)		(Proceeds)	Value	Date	(Depreciation)
(458)	Australian 10 yr Bonds	$(40,583,378)	$(41,660,593)	9/16/14	$(1,077,215)
(1)	Canadian 10 yr Bonds	(125,801)	(127,459)	9/22/14	(1,658)
(1)	Euro-Bund	(199,370)	(201,293)	9/9/14	(1,923)
(528)	U.S. Treasury 5 yr Notes	(63,151,437)	(63,075,375)	10/6/14	76,062
	U.S. Treasury 10 yr
101	Notes	12,810,197	12,642,359	9/22/14	(167,838)
	U.S. Treasury Long
111	Bonds	15,307,041	15,227,813	9/22/14	(79,228)
		$(75,942,748)			$(1,251,800)

Swap Contracts
CDS Contracts2

	Swap			Annual		Unrealized
	Referenced			Protection	Termination	Appreciation
Counterparty	Obligation	Notional Value[3]		Payments	Date	(Depreciation)
	Protection
	Purchased:
	Credit
	Agricole
	London
	Senior
CITI	5 yr CDS	EUR	2,600,000	1.00%	12/20/16	$(181,044)
MSC	CDX.EM.21		2,725,000	5.00%	6/20/19	(44,484)
						$(225,528)
	Protection
	Sold/Moody’s
	Rating:
	Finmeccanica
	Finance/Ba
CITI	5 yr CDS	EUR	300,000	5.00%	3/20/19	$15,370
	Republic of
	Brazil/Baa
CITI	5 yr CDS		2,000,000	1.00%	3/20/17	22,920
	Republic of
	Italy/Baa
CITI	5 yr CDS	EUR	1,000,000	1.00%	6/20/17	123,469
	Prudential
	Financial/Baa
JPMC	5 yr CDS		700,000	1.00%	3/20/19	4,182
	People’s
	Republic of
	China/Aa
MSC	5 yr CDS		2,700,000	1.00%	9/20/16	49,873
						$215,814

32 NQ-OPTFI [6/14] 8/14 (13029)

(Unaudited)

Swap Contracts
Interest Rate Swap Contracts4

				Fixed	Variable
				Interest	Interest
	Swap			Rate	Rate		Unrealized
	Referenced			Received	Received	Termination	Appreciation
Counterparty	Obligations	Notional Value[3]		(Paid)	(Paid)	Date	(Depreciation)
CME	1 yr	AUD	423,800,000	3.50%	0.500%	3/16/17	$444,647
CME	10 yr		8,680,000	2.84%	0.227%	2/26/24	(204,334)
CME	10 yr		2,800,000	2.22%	0.223%	5/12/21	(14,023)
CME	10 yr		12,000,000	2.75%	0.228%	10/22/23	(37,104)
CME	10 yr		1,375,000	2.73%	0.226%	4/15/24	(17,980)
CME	10 yr		2,000,000	2.73%	0.230%	6/6/24	(22,444)
CME	3 yr		3,100,000	1.50%	0.230%	12/17/17	(9,286)
CME	30 yr	EUR	2,200,000	2.75%	0.357%	9/17/44	(129,277)
CME	5 yr		6,900,000	1.65%	0.227%	2/26/19	(18,083)
	6-Month
CME	BBA-LIBOR	JPY	1,490,000,000	1.00%	0.190%	9/18/23	(500,441)
	6-Month
CME	EURIBOR	EUR	33,500,000	2.93%	0.437%	8/8/23	(802,386)
CME	7 yr		2,240,000	2.27%	0.227%	2/26/21	(23,994)
							$(1,334,705)

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts and notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

2A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

3Notional value shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.

4An interest rate swap agreement is an exchange of interest rates between counterparties. Periodic payments (receipt) on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.

Summary of abbreviations:
AMT – Subject to Alternative Minimum Tax
ARM – Adjustable Rate Mortgage
AUD – Australian Dollar
BAML – Bank of America Merrill Lynch
BNP – Banque Paribas
BRL – Brazilian Real
CAD – Canadian Dollar
CDS – Credit Default Swap
CDX.EM – Credit Default Swap Index Emerging Markets
CITI – Citigroup Global Markets
CLO – Collateralized Loan Obligation
CME – Chicago Mercantile Exchange Inc.
CNY – China Renminbi
DB – Deutsche Bank
EUR – European Monetary Unit
GBP – British Pound Sterling
GNMA – Government National Mortgage Association
GSMPS – Goldman Sachs Reperforming Mortgage Securities
HSBC – Hong Kong Shanghai Bank
IDR – Indonesian Rupiah
IMM – International Monetary Market
JPMC – JPMorgan Chase Bank
JPY – Japanese Yen
KRW – South Korean Won
MASTR – Mortgage Asset Securitization Transactions, Inc.
MSC – Morgan Stanley Capital
MXN – Mexican Peso
NCUA – National Credit Union Administration
NOK – Norwegian Krone
NZD – New Zealand Dollar
PIK – Pay–in–kind
PLN – Polish Zloty
RBS – Royal Bank of Scotland
REMIC – Real Estate Mortgage Investment Conduit
SEK – Swedish Krona
S.F. – Single Family
TBA – To be announced
TD – Toronto Dominion Bank
UBS – Union Bank of Switzerland
USD – United States Dollar
yr – Year
ZAR – South African Rand

NQ-OPTFI [6/14] 8/14 (13029) 33

Notes

Optimum Fixed Income Fund
June 30, 2014 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Optimum Fund Trust (Trust) – Optimum Fixed Income Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities, credit default swap (CDS) contracts, interest rate swap options contracts (swaptions) and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal and Foreign Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (March 31, 2011–March 31, 2014), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries it invests in that may date back to the inception of the Fund.

Class Accounting – Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on June 30, 2014.

34 NQ-OPTFI [6/14] 8/14 (13029)

(Unaudited)

Reverse Repurchase Agreements – The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells securities to a bank or broker/dealer and agrees to repurchase the securities at an agreed upon date and price. The Fund will maintain in a segregated account, cash, cash equivalents or U.S. government securities in an amount sufficient to cover its obligations under reverse repurchase agreements with broker/dealers (but no collateral is required on reverse repurchase agreements with banks). The Fund will subject its investments in reverse repurchase agreements to the borrowing provisions set forth in the 1940 Act. The use of reverse repurchase agreements by the Fund creates leverage, which increases the Fund’s investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the costs of the agreements, the Fund’s earnings or NAV will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or NAV would decline faster than otherwise would be the case. For the period ended June 30, 2014, there were no open reverse repurchase agreements in the Fund.

To Be Announced Trades (TBA) – The Fund may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period. (Examples: “when issued,” “delayed delivery,” “forward commitment,” or “TBA transactions”) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase or deliver securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered or the transaction is completed; however, the market value may change prior to delivery.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Trust are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Withholding taxes and reclaims on foreign interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays distributions from net investment income and net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

(continues)     NQ-OPTFI [6/14] 8/14 (13029) 35

(Unaudited)

2. Investments

At June 30, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2014, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of Investments	$1,889,027,998
Aggregate unrealized appreciation	$62,474,332
Aggregate unrealized depreciation	(14,842,347)
Net unrealized appreciation	$47,631,985

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

36 NQ-OPTFI [6/14] 8/14 (13029)

(Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Agency, Asset- &
Mortgage-Backed Securities[1]	$—	$428,050,295	$2,977,891	$431,028,186
Corporate Debt	—	719,844,037	—	719,844,037
Foreign Debt	—	140,255,215	1,029,423	141,284,638
Municipal Bonds	—	13,946,156	—	13,946,156
Senior Secured Loans	—	114,057,851	—	114,057,851
Convertible Preferred Stock[1]	2,202,338	2,380,428	—	4,582,766
Preferred Stock[1]	2,740,674	5,642,175	—	8,382,849
U.S. Treasury Obligations	—	305,254,050	—	305,254,050
Short-Term Investments	—	200,443,900	—	200,443,900
Options Purchased	1,488	—	—	1,488
Liabilities:
Security Sold Short	—	(2,165,938)	—	(2,165,938)
Total	$4,944,500	$1,927,708,169	$4,007,314	$1,936,659,983
Foreign Currency Exchange
Contracts	$—	$(720,601)	$—	$(720,601)
Futures Contracts	(1,251,800)	—	—	(1,251,800)
Swap Contracts	—	(712,082)	—	(1,344,419)
Options Written	(213)	—	—	(213)

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1, Level 2, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Agency, Asset &
Mortgage-Backed Securities	—	99.31%	0.69%	100.00%
Foreign Debt	—	99.27%	0.73%	100.00%
Convertible Preferred Stock	43.71%	56.29%	—	100.00%
Preferred Stock	35.42%	64.58%	—	100.00%

The securities that have been deemed worthless on the schedule of investments are considered to be Level 3 investments in this table.

During the period ended June 30, 2014, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(continues)     NQ-OPTFI [6/14] 8/14 (13029) 37

(Unaudited)

3. Derivatives (continued)

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts – A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures in the normal course of pursuing its investment objective. The Fund invests in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Options Contracts – During the period ended June 30, 2014, the Fund entered into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions, and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

Transactions in options written during the period ended June 30, 2014 for the Fund were as follows:

	Number of
Call options	contracts	Premiums
Options outstanding March 31, 2014	50,100,037	$361,416
Options written	45,700,000	45,700
Options expired	(50,100,000)	(48,701)
Options terminated in closing purchase transactions	(45,700,037)	(358,415)
Options outstanding June 30, 2014	—	$—

38 NQ-OPTFI [6/14] 8/14 (13029)

(Unaudited)

	Number of
Put options	contracts	Premiums
Options outstanding March 31, 2013	55,800,037	$289,905
Options written	34	—
Options expired	(55,800,000)	(273,801)
Options terminated in closing purchase transactions	(37)	(16,104)
Options outstanding June 30, 2014	34	$—

Swap Contracts — The Fund may enter into currency swap contracts, index swap contracts, inflation swaps, interest rate swap contracts, and CDS contracts in the normal course of pursuing its investment objective. The Fund may invest in interest rate swaps to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. The Fund may use currency swaps to protect against currency fluctuations. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. The Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s Financial Services LLC. (S&P) or Baa3 by Moody’s Investors Service Inc. (Moody’s) or is determined to be of equivalent credit quality by the manager.

Currency Swaps. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them. Currency swaps may be used to protect against currency fluctuations.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by Optimum Fixed Income Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from (paid) to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty or (2) trading these instruments through a central counterparty.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended June 30, 2014, the Fund entered into CDS contracts as a purchaser and seller of protection, as a hedge against credit events. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. The Fund posted $2,760,000 in cash collateral for certain open derivatives. Initial margin and variation margin are posted to central counterparties for CDS basket trades, as determined by the applicable central counterparty. The Fund posted $957,506 in cash collateral for centrally cleared swap contracts.

(continues)     NQ-OPTFI [6/14] 8/14 (13029) 39

(Unaudited)

3. Derivatives (continued)

As disclosed in the footnotes to the schedule of investments, at June 30, 2014, the notional value of the protection sold was EUR 1,300,000 and USD 5,400,000, which reflects the maximum potential amount the Fund would have been required to make as a seller of credit protection if a credit event had occurred. In addition to serving as the source of the current value of the securities, the quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At June 30, 2014, net unrealized appreciation of the protection sold was $215,814.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk , and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty or (2) trading certain CDS baskets through a central counterparty.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the contract on any given day. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements, and such losses could exceed the unrealized amounts shown on the schedule of investments.

4. Securities Lending

The Fund may lend may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day, the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities, and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent, and the borrower.

40 NQ-OPTFI [6/14] 8/14 (13029)

(Unaudited)

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in a Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At June 30, 2014, the Fund had no securities out on loan.

5. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in high yield fixed income securities, which are securities rated lower than BBB- by S&P’s and lower than Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor through third-parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater-than-anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

NQ-OPTFI [6/14] 8/14 (13029) 41

(Unaudited)

6. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2014 that would require recognition or disclosure in the Fund’s schedule of investments.

42 NQ-OPTFI [6/14] 8/14 (13029)

Schedule of investments

Optimum International Fund
June 30, 2014 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 95.88%Δ
Australia – 0.82%
BHP Billiton ADR	81,405	$5,572,172
		5,572,172
Austria – 2.91%
Conwert Immobilien Invest *†	230,788	2,740,092
Erste Group Bank	264,659	8,559,518
Schoeller-Bleckmann Oilfield
Equipment	65,884	8,501,547
		19,801,157
Belgium – 0.95%
Ageas VVPR Strip =†	2,424	0
Anheuser-Busch InBev	56,178	6,453,733
		6,453,733
Bermuda – 1.23%
Everest Re Group	52,032	8,350,616
		8,350,616
Brazil – 1.42%
Banco Bradesco ADR	251,324	3,649,224
Banco do Brasil	360,900	4,051,293
Petroleo Brasileiro ADR	132,700	1,941,401
		9,641,918
British Virgin Islands – 0.26%
Nomad Holdings †	169,216	1,764,077
		1,764,077
Canada – 2.95%
Canadian Solar †	40,700	1,272,282
Element Financial †	195,700	2,472,734
Gildan Activewear	37,000	2,180,428
MEG Energy †	103,300	3,765,606
Rogers Communications
Class B *	72,174	2,905,004
Suncor Energy	80,900	3,450,298
Tourmaline Oil †	76,740	4,046,860
		20,093,212
China/Hong Kong – 6.47%
AIA Group	358,200	1,800,163
Anhui Conch Cement *	1,948,500	6,687,453
Baidu ADR †	24,380	4,554,428
Beijing Enterprises Water
Group	2,080,000	1,390,182
China Oilfield Services	2,736,000	6,580,224
China Shipping Container
Lines *†	10,373,000	2,676,782
Industrial & Commercial Bank
of China	4,087,000	2,583,922
Mindray Medical International
ADR *	128,402	4,044,663
Orient Overseas International	1,050,000	5,141,381
Ping An Insurance Group of
China	445,000	3,445,006
Weichai Power	1,329,000	5,135,710
		44,039,914
Colombia – 0.62%
Bancolombia ADR	73,013	4,220,151
		4,220,151
Cyprus – 0.33%
QIWI ADR	56,600	2,282,678
		2,282,678
Czech Republic – 0.51%
Komercni Banka	15,106	3,474,463
		3,474,463
Denmark – 1.35%
Chr. Hansen Holding	57,481	2,420,730
ISS †	49,834	1,780,178
Novo Nordisk Class B	109,000	5,016,787
		9,217,695
Finland – 0.22%
Sanitec †	114,150	1,515,908
		1,515,908
France – 3.81%
BNP Paribas *	45,585	3,092,463
GDF Suez VVPR Strip =†	8,820	0
Publicis Groupe	20,700	1,755,595
Schneider Electric *	45,516	4,284,691
Societe Generale *	167,882	8,793,770
Sodexo *	44,227	4,756,817
Vivendi *†	133,210	3,259,449
		25,942,785
Germany – 3.29%
BASF	17,900	2,084,049
Bayer	42,200	5,960,249
Daimler	47,100	4,411,231
DMG MORI SEIKI	44,978	1,566,135
OSRAM Licht *†	66,114	3,334,547
ProSiebenSat.1 Media *	76,600	3,412,419
Telefonica Deutschland
Holding †	197,900	1,636,415
		22,405,045

(continues)     NQ-OPTIE [6/14] 8/14 (13033) 1

Schedule of investments
Optimum International Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common StockΔ (continued)
Greece – 0.37%
Alpha Bank †	2,678,291	$2,493,730
		2,493,730
India – 3.41%
HDFC Bank	223,530	3,057,627
ICICI Bank ADR	169,961	8,481,054
Project Star =†	142	948,955
Tata Motors ADR	99,100	3,870,846
Yes Bank	761,181	6,857,093
		23,215,575
Indonesia – 0.86%
Global Mediacom	8,189,159	1,467,901
Indofood Sukses Makmur	4,955,500	2,800,662
Matahari Department Store	1,383,744	1,610,769
		5,879,332
Ireland – 6.69%
CRH *	84,000	2,157,991
Dalata Hotel Group †	403,553	1,655,264
Green REIT †	3,158,676	5,319,771
ICON †	193,023	9,093,314
Kingspan Group	111,001	1,867,934
Ryanair Holdings ADR †	72,100	4,023,180
Shire *	273,637	21,403,294
		45,520,748
Italy – 1.05%
Banca Generali	108,500	2,986,129
UniCredit	496,657	4,158,491
		7,144,620
Japan – 10.13%
Calbee	111,800	3,083,149
Denso	206,500	9,854,686
Hitachi	739,000	5,412,209
Kenedix Office Investment	768	4,176,756
LIXIL Group	97,700	2,636,449
Makita	62,700	3,874,076
Mitsubishi Estate	143,000	3,530,010
Nabtesco	129,600	2,865,360
Nippon Steel & Sumitomo
Metal	1,653,000	5,286,206
Secom	115,000	7,026,107
Shinsei Bank	1,793,000	4,034,980
SMC	15,300	4,093,994
Softbank	93,200	6,938,830
Tokyo Tatemono	362,000	3,347,915
Toyota Motor	46,700	2,804,351
		68,965,078
Mexico – 0.55%
Cemex ADR *†	281,148	3,719,588
		3,719,588
Netherlands – 3.74%
Aalberts Industries *	72,636	2,371,548
Core Laboratories	72,803	12,162,469
ING Groep CVA †	200,200	2,812,511
Royal Dutch Shell Class A	196,206	8,124,129
		25,470,657
New Zealand – 0.33%
Xero Private Placement =†	104,850	2,266,623
		2,266,623
Nigeria – 0.54%
Lekoil †	2,816,700	3,663,901
		3,663,901
Norway – 4.13%
DNB	506,056	9,258,933
Norsk Hydro	734,326	3,931,238
Statoil	82,100	2,522,282
Statoil ADR	232,055	7,154,256
Subsea 7	279,808	5,219,822
		28,086,531
Panama – 0.26%
Copa Holdings Class A	12,300	1,753,611
		1,753,611
Peru – 0.26%
Credicorp	11,500	1,787,905
		1,787,905
Republic of Korea – 2.47%
Hyundai Development
Co-Engineering &
Construction	61,800	1,963,310
Hyundai Mobis	21,165	5,939,585
POSCO	15,467	4,646,213
Samsung Electronics	3,281	4,286,049
		16,835,157
Singapore – 0.52%
United Industrial	1,336,000	3,578,667
		3,578,667
South Africa – 0.51%
Naspers	29,700	3,495,563
		3,495,563
Spain – 2.53%
Amadeus IT Holding	212,585	8,767,390

2 NQ-OPTIE [6/14] 8/14 (13033)

(Unaudited)

	Number of	Value
	shares	(U.S. $)
Common StockΔ (continued)
Spain (continued)
NH Hoteles †	753,970	$4,465,015
Sacyr *†	629,508	3,987,398
		17,219,803
Sweden – 2.86%
Getinge Class B	261,000	6,857,938
Nordea Bank	272,690	3,847,773
Seamless Distribution *†	90,767	407,453
Skanska Class B	114,535	2,613,585
Svenska Cellulosa Class B	220,344	5,740,220
		19,466,969
Switzerland – 9.32%
Actelion †	27,492	3,478,156
Adecco †	61,100	5,029,374
Credit Suisse Group ADR †	150,625	4,273,231
Novartis	129,100	11,689,384
Novartis ADR	87,649	7,934,864
Roche Holding	69,426	20,706,069
Syngenta	4,500	1,675,988
Transocean *	109,100	4,912,773
UBS †	204,049	3,743,448
		63,443,287
Taiwan – 2.08%
Advanced Semiconductor
Engineering	6,506,000	8,461,230
Epistar †	752,000	1,862,850
Hermes Microvision GDR
144A #	24,089	955,490
Hon Hai Precision Industry	868,000	2,905,682
		14,185,252
Turkey – 1.36%
Akbank	1,328,288	4,882,674
Turkiye Garanti Bankasi	1,117,048	4,369,728
		9,252,402
United Kingdom – 12.41%
Abengoa Yield †	33,200	1,255,624
AO World *†	371,500	1,637,290
APR Energy *	317,662	3,534,014
ARM Holdings ADR	276,006	12,486,511
AstraZeneca	94,000	6,983,244
Babcock International Group	246,900	4,910,399
Crest Nicholson Holdings	697,189	4,114,408
Diageo	255,965	8,174,888
DS Smith	475,749	2,253,894
Foxtons Group	759,329	3,902,788
Halma	127,257	1,283,971
Hargreaves Lansdown	74,269	1,573,685
HSBC Holdings	360,818	3,661,502
Imperial Tobacco Group	83,700	3,767,652
Kennedy Wilson Europe Real
Estate *†	150,911	2,841,209
Liberty Global Class A *†	39,500	1,746,690
Monitise *†	210,844	186,750
Perform Group †	488,794	1,932,535
Polypipe Group †	947,870	4,055,817
Poundland Group *†	118,000	640,222
Project White =†	83,072	1,677,746
Rio Tinto ADR *	117,492	6,377,466
TSB Banking Group 144A #†	392,460	1,890,877
Vodafone Group ADR	107,400	3,586,086
		84,475,268
United States – 2.36%
Carnival	143,500	5,402,775
Euronet Worldwide †	51,737	2,495,793
Las Vegas Sands	36,900	2,812,518
Samsonite International	837,000	2,759,275
Schlumberger	21,800	2,571,310
		16,041,671
Total Common Stock
(cost $599,973,132)		652,737,462

Exchange-Traded Fund – 0.44%
iShares MSCI United
Kingdom*	142,694	2,979,451
Total Exchange-Traded Fund
(cost $2,795,905)		2,979,451

Preferred Stock – 0.36%Δ
Germany – 0.36%
Henkel & KGaA 1.49%	21,400	2,473,964
Total Preferred Stock
(cost $2,476,651)		2,473,964

(continues)     NQ-OPTIE [6/14] 8/14 (13033) 3

Schedule of investments
Optimum International Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Warrant – 0.01%Δ
British Virgin Islands – 0.01%
Nomad Holdings CW17 strike
price $11.50, expiration
date 4/10/17 †	169,216	$76,782
Total Warrant (cost $1,692)		76,782

	Principal
	amount°
Short-Term Investments – 2.83%
Discount Notes – 1.22%≠
Federal Home Loan Bank
0.03% 7/21/14	1,055,128	1,055,116
0.05% 7/28/14	553,697	553,689
0.05% 8/14/14	3,287,720	3,287,641
0.05% 8/15/14	432,083	432,072
0.06% 8/18/14	1,591,355	1,591,313
0.075% 11/19/14	1,392,905	1,392,632
		8,312,463
Repurchase Agreements – 1.48%
Bank of America Merrill Lynch
0.04%, dated 6/30/14, to
be repurchased on 7/1/14,
repurchase price
$4,608,799 (collateralized
by U.S. government
obligations 0.25% -
3.625% 12/31/15 -
8/15/43; market value
$4,700,970)	4,608,794	4,608,794
Bank of Montreal
0.08%, dated 6/30/14, to
be repurchased on 7/1/14,
repurchase price
$1,536,268 (collateralized
by U.S. government
obligations 0.00% -
2.625% 9/30/14 -
11/15/20; market value
$1,566,991)	1,536,265	1,536,265
BNP Paribas
0.09%, dated 6/30/14, to
be repurchased on 7/1/14,
repurchase price
$3,892,951 (collateralized
by U.S. government
obligations 0.00% -
1.625% 11/13/14 -
4/30/19; market value
$3,970,801)	3,892,941	3,892,941
		10,038,000
U.S. Treasury Obligation – 0.13%≠
U.S. Treasury Bill
0.093% 11/13/14	888,442	888,288
		888,288
Total Short-Term
Investments
(cost $19,238,218)		19,238,751

Total Value of Securities
Before Securities Lending
Collateral – 99.52%
(cost $624,485,598)		677,506,410

	Number of
	shares
Securities Lending Collateral** – 6.58%
Investment Company
Delaware Investments
Collateral Fund No.1	44,767,964	44,767,964
Total Securities Lending
Collateral
(cost $44,767,964)		44,767,964

Total Value of
Securities – 106.10%■
(cost $669,253,562)		722,274,374
Obligation to Return
Securities Lending
Collateral – (6.58%)**		(44,767,964)
Receivables and Other
Assets Net of
Liabilities – 0.48%		3,255,473
Net Assets – 100.00%		$680,761,883
____________________

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2014, the aggregate value of Rule 144A securities was $2,846,367, which represents 0.42% of the Fund’s net assets. See Note 5 in “Notes.”
*	Fully or partially on loan.
**	See Note 4 in “Notes” for additional information on securities lending collateral and non-cash collateral.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2014, the aggregate value of fair valued securities was $4,893,324, which represented 0.72% of the Fund’s net assets. See Note 1 in “Notes.”
≠	The rate shown is the effective yield at the time of purchase.
■	Includes $43,242,395 of securities loaned.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non income producing security.
Δ	Securities have been classified by country of origin.

4 NQ-OPTIE [6/14] 8/14 (13033)

(Unaudited)

The following foreign currency exchange contracts were outstanding at June 30, 2014:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to				Settlement	Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Date	(Depreciation)
BBH	GBP	(63,909)	USD	108,745	7/2/14	$(637)
BBH	GBP	(201,257)	USD	344,254	7/3/14	(199)
BBH	SGD	83,319	USD	(66,671)	7/1/14	150
CITI	CAD	2,054,000	USD	(1,867,751)	7/23/14	56,328
CITI	CHF	(1,941,373)	USD	2,168,342	7/23/14	(21,171)
CITI	DKK	4,934,378	USD	(901,915)	7/1/14	4,345
CITI	DKK	(36,867,675)	USD	6,813,474	7/23/14	41,400
CITI	EUR	(822,000)	USD	1,120,057	7/1/14	(5,471)
CITI	EUR	993,000	USD	(1,361,582)	7/22/14	(1,795)
CITI	EUR	(11,494,941)	USD	15,782,625	7/23/14	41,702
CITI	GBP	(418,000)	USD	711,603	7/1/14	(3,819)
CITI	GBP	(5,931,976)	USD	9,988,566	7/23/14	(162,339)
CITI	HKD	67,694,171	USD	(8,733,183)	7/23/14	(1,916)
CITI	JPY	(2,147,483,648)	USD	(21,158,398)	7/23/14	245,042
CITI	NOK	18,697,000	USD	(3,079,982)	7/23/14	(33,931)
CITI	SEK	(37,713,874)	USD	5,740,784	7/23/14	99,243
CITI	SGD	3,790,000	USD	(3,027,427)	7/23/14	12,125
CITI	TRY	4,047,738	USD	(1,902,624)	7/23/14	(2,044)
CITI	ZAR	8,481,000	USD	(799,340)	7/2/14	(2,365)
CITI	ZAR	17,091,000	USD	(1,601,262)	7/23/14	(1,331)
MSC	AUD	9,490,000	USD	(8,873,686)	7/23/14	59,684
MSC	CAD	(331,000)	USD	302,237	7/23/14	(7,826)
MSC	CHF	(11,329,827)	USD	12,855,640	7/23/14	77,669
MSC	DKK	6,697,483	USD	(1,246,207)	7/23/14	(15,974)
MSC	EUR	(693,000)	USD	963,172	7/23/14	14,193
MSC	GBP	1,160,000	USD	(1,955,985)	7/23/14	29,028
MSC	JPY	(2,168,081,000)	USD	21,302,697	7/23/14	(100,743)
MSC	NOK	(20,133,000)	USD	3,363,831	7/23/14	83,882
MSC	NZD	(3,529,000)	USD	3,034,820	7/23/14	(47,917)
MSC	SEK	(2,706,000)	USD	410,195	7/23/14	5,410
TD	JPY	48,994,000	USD	(483,080)	7/1/14	505
						$361,228

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Summary of abbreviations:
ADR – American Depositary Receipt
AUD – Australian Dollar
BBH – Brown Brothers Harriman
CAD – Canadian Dollar
CHF – Swiss Franc
CITI – Citigroup Global Markets
CVA – Dutch Certificate
DKK – Danish Krone
EUR – European Monetary Unit
GBP – British Pound Sterling
GDR – Global Depositary Receipt
HKD – Hong Kong Dollar
JPY – Japanese Yen
MSC – Morgan Stanley Capital
NOK – Norwegian Krone
NZD – New Zealand Dollar
REIT – Real Estate Investment Trust
SEK – Swedish Krona
SGD – Singapore Dollar
TD – Toronto Dominion Bank
TRY – Turkish Lira
USD – United States Dollar
VVPR Strip – Dividend Coupon
ZAR – South African Rand

NQ-OPTIE [6/14] 8/14 (13033) 5

Notes

Optimum International Fund
June 30, 2014 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Optimum Fund Trust (Trust) – Optimum International Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal and Foreign Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (March 31, 2011–March 31, 2014), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries it invests in that may date back to the inception of the Fund.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on June 30, 2014.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not bifurcates that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

6 NQ-OPTIE [6/14] 8/14 (13033)

(Unaudited)

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Trust are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays distributions from net investment income and net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At June 30, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2014, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$670,148,333
Aggregate unrealized
appreciation	$69,444,776
Aggregate unrealized
depreciation	(17,318,735)
Net unrealized appreciation	$52,126,041

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at March 31, 2014 will expire as follows: $14,704,841 expires in 2018.

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of the enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

(continues)      NQ-OPTIE [6/14] 8/14 (13033) 7

(Unaudited)

2. Investments (continued)

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

8 NQ-OPTIE [6/14] 8/14 (13033)

(Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$5,572,172	$—	$—	$5,572,172
Austria	19,801,157	—	—	19,801,157
Belgium	6,453,733	—	—	6,453,733
Bermuda	8,350,616	—	—	8,350,616
Brazil	9,641,918	—	—	9,641,918
Canada	18,820,930	—	—	18,820,930
China/Hong Kong	42,649,732	—	—	42,649,732
Colombia	4,220,151	—	—	4,220,151
Cyprus	2,282,678	—	—	2,282,678
Czech Republic	3,474,463	—	—	3,474,463
Denmark	9,217,695	—	—	9,217,695
Finland	1,515,908	—	—	1,515,908
France	25,942,785	—	—	25,942,785
Germany	22,405,045	—	—	22,405,045
Greece	2,493,730	—	—	2,493,730
Hong Kong	1,390,182	—	—	1,390,182
India	22,266,620	—	—	22,266,620
Indonesia	5,879,332	—	—	5,879,332
Ireland	45,520,748	—	—	45,520,748
Italy	7,144,620	—	—	7,144,620
Japan	68,965,078	—	—	68,965,078
Mexico	3,719,588	—	—	3,719,588
Netherlands	25,470,657	—	—	25,470,657
New Zealand	—	2,266,623	—	2,266,623
Nigeria	3,663,901	—	—	3,663,901
Norway	28,086,531	—	—	28,086,531
Peru	1,787,905	—	—	1,787,905
Republic of Korea	16,835,157	—	—	16,835,157
Singapore	3,578,667	—	—	3,578,667
South Africa	3,495,563	—	—	3,495,563
Spain	17,219,803	—	—	17,219,803
Sweden	19,466,969	—	—	19,466,969
Switzerland	63,443,287	—	—	63,443,287
Taiwan	14,185,252	—	—	14,185,252
Turkey	9,252,402	—	—	9,252,402
United Kingdom	81,050,832	—	—	81,050,832
United States	22,578,331	—	2,626,701	25,205,032
Exchange-Traded Fund	2,979,451	—	—	2,979,451
Preferred Stock	2,473,964	—	—	2,473,964
Warrant	76,782	—	—	76,782
Short-Term Investments	—	19,238,751	—	19,238,751
Securities Lending Collateral	—	44,767,964	—	44,767,964
Total	$653,374,335	$66,273,338	$2,626,701	$722,274,374
Foreign Currency Exchange
Contracts	$—	$361,228	$—	$361,228

The securities that have been deemed worthless in the schedule of investments are considered to be Level 3 investments in this table.

(continues)      NQ-OPTIE [6/14] 8/14 (13033) 9

(Unaudited)

2. Investments (continued)

As a result of utilizing international fair value pricing at June 30, 2014, the portion of the Fund’s common stock investments were categorized as Level 2.

During the period ended June 30, 2014, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the Fair Valuation Procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s Net Asset Value is determined) will be established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s Net Asset Value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The Fund may also enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

4. Securities Lending

The Fund may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

10 NQ-OPTIE [6/14] 8/14 (13033)

(Unaudited)

Cash collateral received is generally invested in the Delaware Investments® Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization, and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At June 30, 2014, the value of securities on loan was $43,242,395, for which the Fund received collateral, comprised of non-cash collateral valued at $455,683, and cash collateral of $44,767,963. At June 30, 2014, the value of invested collateral was $44,767,964. Investments purchased with cash collateral are presented in the schedule of investments under the caption “Securities Lending Collateral.”

5. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of June 30, 2014, no securities held by the Fund have been determined to be illiquid under the Fund’s Liquidity Procedures. Rule 144A securities have been identified in the schedule of investments.

NQ-OPTIE [6/14] 8/14 (13033) 11

(Unaudited)

6. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2014 that would require recognition or disclosure in the Fund’s schedule of investments.

12 NQ-OPTIE [6/14] 8/14 (13033)

Schedule of investments

Optimum Large Cap Growth Fund
June 30, 2014 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 97.54%²
Consumer Discretionary – 21.75%
Amazon.com †	124,550	$40,451,349
AutoZone †	13,500	7,239,240
CarMax †	105,100	5,466,251
CBS Class B	78,350	4,868,669
Charter Communications
Class A †	9,300	1,472,934
Chipotle Mexican Grill †	9,900	5,865,849
Comcast Class A	174,450	9,364,476
Delphi Automotive (United
Kingdom)	182,200	12,524,428
DISH Network Class A †	37,850	2,463,278
Disney (Walt)	58,300	4,998,642
Dollar Tree †	28,400	1,546,664
Hanesbrands	31,400	3,091,016
Harley-Davidson	35,900	2,507,615
Hilton Worldwide Holdings †	186,150	4,337,295
Home Depot	239,450	19,385,872
Horton (D.R.)	102,600	2,521,908
Johnson Controls	149,150	7,447,059
L Brands	23,900	1,401,974
Lamar Advertising Class A	48,600	2,575,800
Las Vegas Sands	145,900	11,120,498
Lear	21,100	1,884,652
Lennar Class A	58,600	2,460,028
Lowe’s	161,900	7,769,581
McDonald’s	14,500	1,460,730
MGM Resorts International †	194,700	5,140,080
Michael Kors Holdings (China)
(Hong Kong Exchange) †	14,900	1,320,885
NetFlix †	15,700	6,917,420
Nielsen Holdings	75,900	3,674,319
NIKE Class B	91,600	7,103,580
Priceline Group †	19,548	23,516,244
PVH	23,750	2,769,250
Ralph Lauren	24,500	3,936,905
Ross Stores	46,600	3,081,658
Royal Caribbean Cruises	28,700	1,595,720
Starbucks	178,200	13,789,116
Starwood Hotels & Resorts
Worldwide	77,350	6,251,427
Tesla Motors †	17,600	4,225,056
Tiffany	15,850	1,588,963
Time Warner Cable	35,250	5,192,325
Tractor Supply	83,200	5,025,280
TripAdvisor †	29,900	3,248,934
Twenty-First Century Fox	155,300	5,458,795
Twenty-First Century Fox
Class B	44,200	1,512,966
Under Armour Class A †	34,300	2,040,507
Wynn Macau (Macau)	817,600	3,206,957
Wynn Resorts	28,800	5,977,728
Yum Brands	11,800	958,160
		281,758,083
Consumer Staples – 4.95%
Anheuser-Busch InBev ADR
(Belgium)	14,000	1,609,160
Costco Wholesale	32,000	3,685,120
CVS Caremark	258,900	19,513,293
Estee Lauder	34,700	2,576,822
Jarden †	47,700	2,830,995
Lorillard	62,550	3,813,673
Molson Coors Brewing
Class B	37,900	2,810,664
Monster Beverage †	18,150	1,289,195
Nestle (Switzerland)	21,446	1,661,318
PepsiCo	165,650	14,799,171
Procter & Gamble	55,550	4,365,675
Walgreen	55,650	4,125,335
Whole Foods Market	26,700	1,031,421
		64,111,842
Energy – 4.90%
Anadarko Petroleum	63,750	6,978,713
Cheniere Energy †	51,600	3,699,720
Concho Resources †	25,300	3,655,850
Continental Resources †	13,500	2,133,540
Devon Energy	81,700	6,486,980
EQT	38,800	4,147,720
Halliburton	54,238	3,851,440
HollyFrontier	23,700	1,035,453
National Oilwell Varco	63,400	5,220,990
Pioneer Natural Resources	39,950	9,180,909
Range Resources	62,831	5,463,155
Schlumberger	19,600	2,311,820
Weatherford International
(Switzerland) †	407,500	9,372,500
		63,538,790
Financials – 6.53%
Affiliated Managers Group †	12,550	2,577,770
American Express	148,900	14,126,143
American International
Group	85,250	4,652,945
American Tower	137,700	12,390,246
BlackRock	10,400	3,323,840

(continues)      NQ-OPTLG [6/14] 8/14 (13032) 1

Schedule of investments

Optimum Large Cap Growth Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock² (continued)
Financials (continued)
Blackstone Group	143,600	$4,801,984
Carlyle Group	90,300	3,066,588
Citigroup	18,400	866,640
Discover Financial Services	70,500	4,369,590
IntercontinentalExchange
Group	27,500	5,194,750
Invesco	76,300	2,880,325
JPMorgan Chase	55,750	3,212,315
Morgan Stanley	373,750	12,083,337
Prudential Financial	21,150	1,877,485
State Street	48,800	3,282,288
TD Ameritrade Holding	106,800	3,348,180
US Bancorp	58,650	2,540,718
		84,595,144
Healthcare – 16.02%
AbbVie	75,050	4,235,822
Actavis †	49,100	10,951,755
Aetna	116,900	9,478,252
Alexion Pharmaceuticals †	42,900	6,703,125
Allergan	34,300	5,804,246
Amgen	34,750	4,113,357
Biogen Idec †	60,500	19,076,255
Celgene †	153,000	13,139,640
Covidien (Ireland)	92,800	8,368,704
Forest Laboratories †	35,200	3,484,800
Gilead Sciences †	415,200	34,424,232
HCA Holdings †	230,259	12,982,002
Humana	28,900	3,691,108
IDEXX Laboratories †	18,700	2,497,759
Incyte †	46,400	2,618,816
Insulet †	33,400	1,324,978
Intercept Pharmaceuticals †	2,050	485,091
Intuitive Surgical †	11,800	4,859,240
McKesson	71,000	13,220,910
Pharmacyclics †	69,650	6,248,301
Regeneron Pharmaceuticals †	8,100	2,288,007
St. Jude Medical	99,800	6,911,150
Thermo Fisher Scientific	87,500	10,325,000
UnitedHealth Group	54,400	4,447,200
Universal Health Services
Class B	6,800	651,168
Valeant Pharmaceuticals
International (Canada) †	75,350	9,503,142
Vertex Pharmaceuticals †	59,800	5,661,864
		207,495,924
Industrials – 12.33%
American Airlines Group †	202,200	8,686,512
Boeing	102,750	13,072,883
Copa Holdings Class A
(Panama)	4,450	634,437
Danaher	262,250	20,646,943
Delta Air Lines	127,000	4,917,440
Eagle Materials	36,500	3,441,220
Eaton (Ireland)	41,752	3,222,419
Fastenal	31,800	1,573,782
FedEx	25,400	3,845,052
Flowserve	19,100	1,420,085
Grainger (W.W.)	9,200	2,339,284
HD Supply Holdings †	121,250	3,442,287
Honeywell International	139,150	12,933,993
Hunt (J.B.) Transport Services	23,400	1,726,452
Ingersoll-Rand (Ireland)	54,900	3,431,799
Kansas City Southern	52,600	5,655,026
Martin Marietta Materials	16,900	2,231,645
Precision Castparts	79,450	20,053,180
Quanta Services †	68,400	2,365,272
Roper Industries	44,100	6,439,041
Tyco International
(Switzerland)	275,450	12,560,520
Union Pacific	38,150	3,805,463
United Continental Holdings †	70,700	2,903,649
United Rentals †	20,350	2,131,255
United Technologies	79,250	9,149,413
WABCO Holdings †	29,550	3,156,531
Wabtec	47,100	3,889,989
		159,675,572
Information Technology – 25.88%
Akamai Technologies †	37,000	2,259,220
Alliance Data Systems †	21,050	5,920,313
Altera	58,596	2,036,797
Apple	481,700	44,764,381
ASML Holding (Netherlands)	49,700	4,635,519
Avago Technologies	13,250	954,928
Baidu ADR †	46,100	8,611,941
Broadcom Class A	41,600	1,544,192
Cognizant Technology
Solutions Class A †	68,000	3,325,880
CoStar Group †	20,850	3,297,845
Ctrip.com International ADR †	94,150	6,029,366
eBay †	89,550	4,482,873
F5 Networks †	33,850	3,772,244
Facebook Class A †	387,750	26,091,697
Fiserv †	94,350	5,691,192
Google Class A †	45,100	26,368,617
Google Class C †	59,050	33,970,284

2 NQ-OPTLG [6/14] 8/14 (13032)

(Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock² (continued)
Information Technology (continued)
International Business
Machines	16,950	$3,072,527
King Digital Entertainment
(Ireland) †	25,250	518,888
Lam Research	55,950	3,781,101
LinkedIn Class A †	30,150	5,169,821
MasterCard Class A	184,300	13,540,521
Micron Technology †	213,135	7,022,798
Microsoft	161,150	6,719,955
Moody’s	12,200	1,069,452
NAVER (South Korea)	3,715	3,065,242
NetSuite †	28,500	2,476,080
NXP Semiconductor
(Netherlands) †	177,650	11,756,877
QUALCOMM	117,750	9,325,800
Red Hat †	64,700	3,575,969
salesforce.com †	284,900	16,546,992
SAP ADR	25,050	1,928,850
ServiceNow †	47,100	2,918,316
Stratasys †	34,100	3,874,783
Tencent Holdings (China)
(Hong Kong Exchange)	160,000	2,440,148
Vipshop Holdings ADR †	14,800	2,778,552
Visa Class A	147,450	31,069,189
VistaPrint (Netherlands) †	44,100	1,784,286
VMware Class A †	34,200	3,310,902
Western Digital	26,100	2,409,030
Workday Class A †	23,500	2,111,710
Yahoo †	262,100	9,207,573
		335,232,651
Materials – 2.87%
Dow Chemical	36,000	1,852,560
Ecolab	62,800	6,992,152
FMC	7,400	526,806
Monsanto	27,400	3,417,876
Potash Corp of Saskatchewan
(Canada)	66,950	2,541,422
Praxair	31,600	4,197,744
Rockwood Holdings	110,850	8,423,491
Sherwin-Williams	44,400	9,186,804
		37,138,855
Telecommunication Services – 2.31%
Crown Castle International	176,900	13,136,594
Softbank (Japan)	81,400	6,060,309
Verizon Communications	219,400	10,735,242
		29,932,145
Total Common Stock
(cost $1,010,125,985)		1,263,479,006

Convertible Preferred Stock – 0.07%
Airbnb =†	7,710	894,607
LivingSocial Private Placement
Series F @=†	14,824	6,819
Total Convertible Preferred
Stock (cost $1,055,689)		901,426

	Principal
	amount°
Short-Term Investments – 2.50%
Discount Notes – 1.43%≠
Federal Home Loan Bank
0.03% 7/21/14	2,396,430	2,396,404
0.05% 7/28/14	1,232,748	1,232,729
0.05% 8/14/14	7,467,143	7,466,964
0.05% 8/15/14	1,041,380	1,041,354
0.06% 8/18/14	4,001,617	4,001,509
0.075% 11/19/14	2,360,042	2,359,580
		18,498,540
Repurchase Agreements – 0.90%
Bank of America Merrill Lynch
0.04%, dated 6/30/14, to
be repurchased on 7/1/14,
repurchase price
$5,324,132 (collateralized
by U.S. government
obligations 0.25% -
3.625% 12/31/15 -
8/15/43; market value
$5,430,609)	5,324,126	5,324,126
Bank of Montreal
0.08%, dated 6/30/14, to
be repurchased on 7/1/14,
repurchase price
$1,774,713 (collateralized
by U.S. government
obligations 0.00% -
2.625% 9/30/14 -
11/15/20; market value
$1,810,204)	1,774,709	1,774,709

(continues)      NQ-OPTLG [6/14] 8/14 (13032) 3

Schedule of investments

Optimum Large Cap Growth Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas
0.09%, dated 6/30/14, to
be repurchased on 7/1/14,
repurchase price
$4,497,176 (collateralized
by U.S. government
obligations 0.00% -
1.625% 11/13/14 -
4/30/19; market value
$4,587,110)	4,497,165	$4,497,165
		11,596,000
U.S. Treasury Obligation – 0.17%≠
U.S. Treasury Bill 0.093%
11/13/14	2,248,977	2,248,588
		2,248,588

Total Short-Term
Investments
(cost $32,341,937)		32,343,128
Total Value of
Securities – 100.11%
(cost $1,043,523,611)		$1,296,723,560
Liabilities Net of
Receivables and Other
Assets – (0.11%)		(1,400,725)
Net Assets – 100.00%		$1,295,322,835
____________________

@	Illiquid security. At June 30, 2014, the aggregate value of illiquid securities was $6,819, which represents 0.00% of the Fund’s net assets. See Note 5 in “Notes.”
²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2014, the aggregate value of fair valued securities was $901,426, which represented 0.07% of the Fund’s net assets. See Note 1 in “Notes.”
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non income producing security.

The following foreign currency exchange contract was outstanding at June 30, 2014:1

Foreign Currency Exchange Contract

				Unrealized
	Contracts to			Appreciation
Counterparty	Receive (Deliver)	In Exchange For	Settlement Date	(Depreciation)
BNYM	HKD 47,240	USD (6,095)	7/2/14	$0

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Summary of abbreviations:
ADR – American Depositary Receipt
BNYM – BNY Mellon
HKD – Hong Kong Dollar
USD – United States Dollar

4 NQ-OPTLG [6/14] 8/14 (13032)

Notes

Optimum Large Cap Growth Fund
June 30, 2014 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Optimum Fund Trust (Trust) – Optimum Large Cap Growth Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal and Foreign Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (March 31, 2010–March 31, 2014), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries it invests in that may date back to the inception of the Fund.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on June 30, 2014.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

(continues)      NQ-OPTLG [6/14] 8/14 (13032) 5

(Unaudited)

1. Significant Accounting Policies (continued)

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Trust are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. The Fund declares and pays distributions from net investment income and net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At June 30, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2014, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,047,975,522
Aggregate unrealized appreciation	$258,769,963
Aggregate unrealized depreciation	(10,021,925)
Net unrealized appreciation	$248,748,038

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

6 NQ-OPTLG [6/14] 8/14 (13032)

(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Common Stock	1,263,479,006	—	—	1,263,479,006
Convertible Preferred Stock	—	—	901,426	901,426
Short-Term Investments	—	32,343,128	—	32,343,128
Total	$1,263,479,006	$32,343,128	$901,426	$1,296,723,560
Foreign Currency Exchange
Contract	$—	$—	$—	$—

During the period ended June 30, 2014, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the Fair Valuation Procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s Net Asset Value is determined) will be established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s Net Asset Value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund enters into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(continues)      NQ-OPTLG [6/14] 8/14 (13032) 7

(Unaudited)

4. Securities Lending

The Fund may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments® Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization, and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At June 30, 2014, the Fund had no securities out on loan.

5. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

8 NQ-OPTLG [6/14] 8/14 (13032)

(Unaudited)

The Fund may invest in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended June 30, 2014. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of June 30, 2014, there were no Rule 144A securities held by the Fund. Illiquid securities have been identified in the schedule of investments.

6. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2014 that would require recognition or disclosure in the Fund’s schedule of investments.

NQ-OPTLG [6/14] 8/14 (13032) 9

Schedule of Investments

Optimum Large Cap Value Fund
June 30, 2014 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 97.30%
Consumer Discretionary – 9.19%
Advance Auto Parts	26,619	$3,591,435
Bed Bath & Beyond †	22,810	1,308,838
Coach	197,231	6,743,328
Comcast Special Class A	131,546	7,015,348
Delphi Automotive
(United Kingdom)	57,683	3,965,129
Disney (Walt)	89,468	7,670,986
General Motors	33,511	1,216,449
Hasbro	50,002	2,652,606
Johnson Controls	128,223	6,402,174
Kohl’s	25,786	1,358,406
Mattel	47,493	1,850,802
McDonald’s	65,928	6,641,587
Omnicom Group	97,536	6,946,514
Ross Stores	155,113	10,257,623
Staples	197,958	2,145,865
Target	140,311	8,131,022
Time †	6,835	165,544
Time Warner	55,359	3,888,970
TJX	294,574	15,656,608
Viacom Class B	55,435	4,807,878
Yum Brands	149,421	12,132,985
		114,550,097
Consumer Staples – 11.40%
Altria Group	418,919	17,569,463
Campbell Soup	236,228	10,821,605
Colgate-Palmolive	223,420	15,232,776
CVS Caremark	147,956	11,151,444
Danone (France)	67,983	5,048,970
Diageo (United Kingdom)	300,608	9,600,675
Dr Pepper Snapple Group	55,197	3,233,440
General Mills	178,834	9,395,938
Imperial Tobacco Group
(United Kingdom)	29,797	1,341,275
Kellogg	61,338	4,029,907
Lorillard	116,337	7,093,067
Nestle (Switzerland)	143,409	11,109,205
Philip Morris International	395,836	33,372,933
Procter & Gamble	38,944	3,060,609
		142,061,307
Energy – 13.21%
Apache	161,775	16,277,802
Chevron	215,515	28,135,483
ConocoPhillips	164,168	14,074,123
Continental Resources †	101,037	15,967,887
EOG Resources	23,508	2,747,145
Exxon Mobil	266,424	26,823,568
Marathon Petroleum	192,113	14,998,262
Oasis Petroleum †	253,305	14,157,216
Occidental Petroleum	86,319	8,858,919
PBF Energy	199,774	5,323,977
SM Energy	132,344	11,130,130
Southwestern Energy †	132,634	6,033,521
		164,528,033
Financials – 22.40%
ACE (Switzerland)	63,600	6,595,320
AFLAC	261,843	16,299,727
American Capital Agency	336,475	7,876,880
Aon (United Kingdom)	62,873	5,664,229
Apartment Investment &
Management	399,880	12,904,128
Bank of New York Mellon	252,119	9,449,420
BlackRock	17,796	5,687,602
CBOE Holdings	318,766	15,686,475
Chubb	48,474	4,467,849
Citigroup	30,980	1,459,158
Discover Financial Services	264,689	16,405,424
Eaton Vance	288,881	10,916,813
Franklin Resources	147,099	8,508,206
Goldman Sachs Group	64,916	10,869,535
JPMorgan Chase	439,893	25,346,635
McGraw Hill Financial	191,214	15,876,498
MetLife	218,551	12,142,694
Moody’s	94,548	8,288,078
NASDAQ OMX Group	92,081	3,556,168
Nationstar Mortgage
Holdings †	199,287	7,234,118
PNC Financial Services Group	51,805	4,613,235
Prudential Financial	71,299	6,329,212
State Street	79,374	5,338,695
Travelers	114,464	10,767,628
US Bancorp	242,945	10,524,377
Waddell & Reed Financial
Class A	250,459	15,676,229
Wells Fargo	391,118	20,557,162
		279,041,495
Healthcare – 11.40%
Abbott Laboratories	175,300	7,169,770
AmerisourceBergen	92,499	6,720,977
Baxter International	150,844	10,906,021
Covidien (Ireland)	59,460	5,362,103
Endo International (Ireland) †	95,345	6,676,057

(continues)     NQ-OPTLV [6/14] 8/14 (13031) 1

Schedule of Investments

Optimum Large Cap Value Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
Healthcare (continued)
Express Scripts †	81,459	$5,647,552
Gilead Sciences †	76,845	6,371,219
Johnson & Johnson	217,201	22,723,569
Medtronic	116,296	7,415,033
Merck	109,382	6,327,749
Mylan †	310,227	15,995,304
Novartis (Switzerland)	22,253	2,014,902
Pfizer	591,440	17,553,939
Quest Diagnostics	12,822	752,523
Roche Holding (Switzerland)	6,331	1,888,199
St. Jude Medical	68,258	4,726,867
Thermo Fisher Scientific	46,656	5,505,408
United Therapeutics †	91,558	8,101,967
Zoetis	5,193	167,578
		142,026,737
Industrials – 12.73%
3M	88,355	12,655,970
Canadian National Railway (Canada)	65,848	4,281,437
Caterpillar	15,653	1,701,012
Copa Holdings Class A (Panama)	39,845	5,680,702
Danaher	97,719	7,693,417
Eaton (Ireland)	71,942	5,552,484
Honeywell International	122,229	11,361,186
Illinois Tool Works	31,294	2,740,103
Joy Global	246,189	15,160,319
Lockheed Martin	186,908	30,041,723
Northrop Grumman	39,288	4,700,023
Pentair (United Kingdom)	22,374	1,613,613
Rockwell Collins	143,729	11,230,984
Stanley Black & Decker	45,374	3,984,745
Tyco International (Switzerland)	142,397	6,493,303
United Parcel Service Class B	209,878	21,546,075
United Technologies	105,686	12,201,449
		158,638,545
Information Technology – 9.99%
Accenture Class A (Ireland)	238,804	19,304,915
Apple	209,188	19,439,841
Fidelity National Information Services	45,883	2,511,635
Fiserv †	57,141	3,446,745
International Business Machines	134,080	24,304,682
Microsoft	351,496	14,657,383
Oracle	196,842	7,978,006
Texas Instruments	19,693	941,128
Western Digital	183,575	16,943,973
Western Union	859,005	14,895,147
		124,423,455
Materials – 4.35%
CF Industries Holdings	46,961	11,295,529
Crown Holdings †	64,096	3,189,417
LyondellBasell Industries	149,421	14,590,961
NewMarket	34,153	13,391,733
PPG Industries	41,600	8,742,240
Southern Copper	78,268	2,376,999
Valspar	7,755	590,853
		54,177,732
Telecommunication Services – 1.98%
AT&T	101,080	3,574,189
Verizon Communications	359,354	17,583,191
Vodafone Group (United Kingdom)	1,041,510	3,476,063
		24,633,443
Utilities – 0.65%
AES	391,342	6,085,368
Duke Energy	27,994	2,076,875
		8,162,243
Total Common Stock (cost $895,503,038)		1,212,243,087

Convertible Preferred Stock – 0.04%
United Technologies 7.50% exercise price $98.52, expiration date 8/1/15	7,480	487,621
Total Convertible Preferred Stock (cost $376,064)		487,621

	Principal
	amount°
Short-Term Investments – 2.45%
Discount Notes - 0.59%≠
Federal Home Loan Bank
0.03% 7/21/14	952,145	952,134
0.05% 7/28/14	759,187	759,176
0.05% 8/14/14	2,966,830	2,966,758
0.05% 8/15/14	359,327	359,318
0.06% 8/18/14	1,733,002	1,732,955
0.075% 11/19/14	570,360	570,248
		7,340,589

2 NQ-OPTLV [6/14] 8/14 (13031)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Short-Term Investments (continued)
Repurchase Agreements – 1.80%
Bank of America Merrill Lynch
0.04%, dated 6/30/14, to
be repurchased on 7/1/14,
repurchase price
$10,276,823
(collateralized by U.S.
government obligations
0.25% - 3.625%
12/31/15 - 8/15/43;
market value $10,482,349)	10,276,812	$10,276,812
Bank of Montreal
0.08%, dated 6/30/14, to
be repurchased on 7/1/14,
repurchase price
$3,425,612 (collateralized
by U.S. government
obligations 0.00% -
2.625% 9/30/14 -
11/15/20; market value
$3,494,118)	3,425,604	3,425,604
BNP Paribas
0.09%, dated 6/30/14, to
be repurchased on 7/1/14,
repurchase price
$8,680,605 (collateralized
by U.S. government
obligations 0.00% -
1.625% 11/13/14 -
4/30/19; market value
$8,854,198)	8,680,584	8,680,584
		22,383,000
U.S. Treasury Obligation – 0.06%≠
U.S. Treasury Bill
0.093% 11/13/14	759,216	759,085
		759,085
Total Short-Term
Investments
(cost $30,482,250)		30,482,674

Total Value of
Securities – 99.79%
(cost $926,361,352)		1,243,213,382
Receivables and Other
Assets Net of
Liabilities – 0.21%		2,654,679
Net Assets – 100.00%		$1,245,868,061
____________________

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non income producing security.

NQ-OPTLV [6/14] 8/14 (13031) 3

Notes

Optimum Large Cap Value Fund
June 30, 2014 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Optimum Fund Trust (Trust) – Optimum Large Cap Value Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal and Foreign Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (March 31, 2011–March 31, 2014), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries it invests in that may date back to the inception of the Fund.

Class Accounting – Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on June 30, 2014.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

4 NQ-OPTLV [6/14] 8/14 (13031)

(Unaudited)

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Trust are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays distributions from net investment income and net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At June 30, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2014, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of Investments	$936,603,804
Aggregate unrealized appreciation	$326,102,086
Aggregate unrealized depreciation	(19,492,508)
Net unrealized appreciation	$306,609,578

For federal income tax purposes, at March 31, 2014, capital loss carryforwards of $57,884,661 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire as follows: $57,884,661 expires in 2018.

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation. As of March 31,2014, the Fund had no capital loss carryforwards under the Act.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

(continues)     NQ-OPTLV [6/14] 8/14 (13031) 5

(Unaudited)

2. Investments (continued)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2014:

	Level 1	Level 2	Total
Common Stock	$1,212,243,087	$—	$1,212,243,087
Convertible Preferred Stock	487,621	—	487,621
Short-Term Investments	—	30,482,674	30,482,674
Total	$1,212,730,708	$30,482,674	$1,243,213,382

During the period ended June 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value is determined) will be established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s net asset value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the net assets. At June 30, 2014, there were no Level 3 investments.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

6 NQ-OPTLV [6/14] 8/14 (13031)

(Unaudited)

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No foreign currency exchange contracts were outstanding at June 30, 2014.

4. Securities Lending

The Fund may lend may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day, the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may, be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities, and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent, and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in a Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At June 30, 2014, the Fund had no securities out on loan.

(continues)     NQ-OPTLV [6/14] 8/14 (13031) 7

(Unaudited)

5. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended June 30, 2014. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC, the day-today functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of June 30, 2014, there were no Rule 144A securities held by the Fund and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

6. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2014 that would require recognition or disclosure in the Fund’s schedule of investments.

8 NQ-OPTLV [6/14] 8/14 (13031)

Schedule of investments

Optimum Small-Mid Cap Growth Fund
June 30, 2014 (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock – 96.53%
Consumer Discretionary – 14.81%
Bally Technologies †	60,121	$3,951,152
Bloomin’ Brands †	161,760	3,628,277
Boulder Brands †	60,000	850,800
Buffalo Wild Wings †	21,346	3,537,246
Casey’s General Stores	35,887	2,522,497
Choice Hotels International	40,000	1,884,400
Domino’s Pizza	27,000	1,973,430
Dorman Products †	14,000	690,480
Dreamworks Animation Class A †	61,865	1,438,980
Fiesta Restaurant Group †	40,000	1,856,400
GNC Holdings	20,000	682,000
HSN	54,787	3,245,582
Imax (Canada) †	89,772	2,556,707
Jarden †	30,000	1,780,500
KAR Auction Services	60,000	1,912,200
Life Time Fitness †	30,000	1,462,200
LKQ †	159,000	4,243,710
Madden (Steven) †	36,283	1,244,507
Michaels †	55,000	937,750
Panera Bread Class A †	14,237	2,133,130
Pier 1 Imports	95,000	1,463,950
Pool	36,000	2,036,160
PVH	22,000	2,565,200
Red Robin Gourmet Burgers †	38,517	2,742,410
Samsonite International	608,830	2,007,084
Select Comfort †	37,000	764,420
Shutterfly †	23,383	1,006,872
Skechers U.S.A. Class A †	47,445	2,168,237
Standard Pacific †	303,351	2,608,819
Taylor Morrison Home Class A †	97,558	2,187,250
Tenneco †	46,484	3,053,999
Tuesday Morning †	92,017	1,639,743
Vail Resorts	49,000	3,781,820
Vince Holding †	68,238	2,498,876
Williams-Sonoma	22,000	1,579,160
		74,635,948
Consumer Staples – 3.25%
B&G Foods	38,000	1,242,220
Chefs’ Warehouse †	86,000	1,700,220
Fresh Market †	115,000	3,849,050
Prestige Brands Holdings †	42,000	1,423,380
Spectrum Brands Holdings	25,450	2,189,463
Sprouts Farmers Market †	40,895	1,338,084
United Natural Foods †	41,000	2,669,100
WhiteWave Foods †	60,069	1,944,434
		16,355,951
Energy – 5.74%
Athlon Energy †	64,682	3,085,331
Atwood Oceanics †	16,000	839,680
Bill Barrett †	21,372	572,342
Carrizo Oil & Gas †	18,000	1,246,680
Clayton Williams Energy †	14,000	1,923,180
Diamondback Energy †	29,503	2,619,866
Energen	12,000	1,066,560
FMC Technologies †	22,000	1,343,540
Gulfport Energy †	11,000	690,800
Hornbeck Offshore Services †	53,582	2,514,067
Laredo Petroleum Holdings †	112,498	3,485,188
Parsley Energy Class A †	8,967	215,836
PDC Energy †	15,000	947,250
Real Goods Solar Class A †	225,000	670,500
Rice Energy †	7,500	228,375
Rosetta Resources †	31,000	1,700,350
Rowan	15,000	478,950
RSP Permian †	70,300	2,280,532
SM Energy	27,000	2,270,700
WPX Energy †	30,000	717,300
		28,897,027
Financials – 11.31%
Allied World Assurance Holdings (Switzerland)	30,000	1,140,600
Associated Banc-Corp	110,000	1,988,800
Assured Guaranty (Bermuda)	75,468	1,848,966
Berkshire Hills Bancorp	17,500	406,350
Blackhawk Network Holdings †	79,000	2,121,150
Brown & Brown	32,000	982,720
City National	27,000	2,045,520
CoreSite Realty	60,000	1,984,200
Douglas Emmett	55,930	1,578,345
Education Realty Trust	315,000	3,383,100
Enstar Group (Bermuda) †	12,000	1,808,760
Extra Space Storage	55,000	2,928,750
Financial Engines	36,179	1,638,185
First Busey	177,800	1,033,018
First Commonwealth Financial	83,000	765,260
HFF Class A	66,906	2,488,234
Kennedy-Wilson Holdings	129,542	3,474,316
Kite Realty Group Trust	300,000	1,842,000
Lakeland Financial	40,000	1,526,400

(continues)     NQ-OPTSG [6/14] 8/14 (13030) 1

Schedule of investments

Optimum Small-Mid Cap Growth Fund (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock (continued)
Financials (continued)
MB Financial	53,000	$1,433,650
PacWest Bancorp	68,116	2,940,568
Pebblebrook Hotel Trust	34,054	1,258,636
Post Properties	46,000	2,459,160
Sandy Spring Bancorp	43,000	1,071,130
SEI Investments	79,000	2,588,830
St. Joe †	50,000	1,271,500
SVB Financial Group †	20,000	2,332,400
Virtus Investment Partners	10,606	2,245,821
WisdomTree Investments †	94,959	1,173,693
WL Ross Holding †	72,300	744,690
World Acceptance †	12,766	969,705
Xoom †	57,592	1,518,125
		56,992,582
Healthcare – 13.96%
Acadia Healthcare †	66,497	3,025,613
Aerie Pharmaceuticals †	12,976	321,415
Akorn †	95,000	3,158,750
Allscripts Healthcare Solutions †	125,000	2,006,250
Alnylam Pharmaceuticals †	30,032	1,897,121
BioCryst Pharmaceuticals †	34,100	434,775
BioMarin Pharmaceutical †	10,000	622,100
Celldex Therapeutics †	53,700	876,384
Cepheid †	58,900	2,823,666
Covance †	30,049	2,571,593
Cubist Pharmaceuticals †	29,926	2,089,433
DexCom †	74,819	2,967,322
Envision Healthcare Holdings †	82,731	2,970,870
ExamWorks Group †	85,927	2,726,464
HealthSouth	25,000	896,750
HeartWare International †	32,788	2,901,738
Hyperion Therapeutics †	41,233	1,076,181
Insulet †	70,736	2,806,097
Intercept Pharmaceuticals †	2,000	473,260
Ironwood Pharmaceuticals †	62,063	951,426
Medicines †	40,505	1,177,075
Mettler-Toledo International †	20,000	5,063,600
NPS Pharmaceuticals †	75,136	2,483,245
Pacira Pharmaceuticals †	21,329	1,959,282
Portola Pharmaceuticals †	59,830	1,745,839
Revance Therapeutics †	6,000	204,000
Salix Pharmaceuticals †	15,148	1,868,506
Sarepta Therapeutics †	36,000	1,072,440
Seattle Genetics †	93,335	3,570,064
Sirona Dental Systems †	29,000	2,391,340
Synageva BioPharma †	37,624	3,942,995
Team Health Holdings †	62,488	3,120,651
Techne	19,000	1,758,830
TESARO †	57,656	1,793,678
Ultragenyx Pharmaceutical †	9,862	442,705
Wright Medical Group †	3,773	118,472
		70,309,930
Industrials – 23.49%
Acuity Brands	39,932	5,520,599
AECOM Technology †	68,108	2,193,078
Altra Holdings @	101,446	3,691,620
AMETEK	105,000	5,489,400
Applied Industrial Technologies	64,703	3,282,383
Armstrong World Industries †	51,589	2,962,756
Avis Budget Group †	80,000	4,775,200
Belden	21,000	1,641,360
CAI International †	53,000	1,166,530
Chart Industries †	22,000	1,820,280
Chicago Bridge & Iron (Netherlands)	23,000	1,568,600
Clean Harbors †	56,542	3,632,823
Cognex †	70,370	2,702,208
Con-way	18,443	929,712
DigitalGlobe †	88,730	2,466,694
Donaldson	135,000	5,713,200
ESCO Technologies	47,000	1,628,080
Forward Air	24,000	1,148,400
Generac Holdings †	92,701	4,518,247
HD Supply Holdings †	79,884	2,267,907
HEICO Class A	62,500	2,537,500
Hertz Global Holdings †	56,500	1,583,695
Interface	90,000	1,695,600
Kennametal	41,000	1,897,480
Kirby †	16,000	1,874,240
Knoll	65,000	1,126,450
Landstar System	37,461	2,397,504
McGrath RentCorp	31,000	1,139,250
Middleby †	30,000	2,481,600
Moog Class A †	74,190	5,407,709
MRC Global †	40,000	1,131,600
Nordson	70,000	5,613,300
Old Dominion Freight Line †	31,918	2,032,538
Orbital Sciences †	64,752	1,913,422
Oshkosh	22,000	1,221,660

2 NQ-OPTSG [6/14] 8/14 (13030)

(Unaudited)

	Number of shares	Value (U.S. $)
Common Stock (continued)
Industrials (continued)
PGT †	85,000	$719,950
RPX †	34,000	603,500
Rush Enterprises Class A †	57,000	1,976,190
Spirit Airlines †	35,386	2,237,811
Swift Transportation †	123,089	3,105,535
Teledyne Technologies †	26,093	2,535,457
Textainer Group Holdings (Bermuda)	36,000	1,390,320
Thermon Group Holdings @†	41,408	1,089,859
Toro	35,000	2,226,000
TrueBlue †	91,723	2,528,803
WageWorks †	30,483	1,469,585
Watts Water Technologies Class A	3,979	245,624
WESCO International †	58,354	5,040,618
		118,341,877
Information Technology – 20.36%
Acxiom †	55,860	1,211,603
Amber Road †	65,000	1,048,450
Amphenol Class A	28,400	2,736,056
Angie’s List †	54,174	646,838
ANSYS †	53,000	4,018,460
Atmel †	173,000	1,621,010
Bankrate †	190,744	3,345,650
Castlight Health Class B †	12,000	182,400
CommVault Systems †	10,000	491,700
Concur Technologies †	26,477	2,471,363
Constant Contact †	85,689	2,751,474
CoStar Group †	13,044	2,063,169
Dealertrack Technologies †	52,748	2,391,594
Demandware †	34,801	2,414,145
E2open †	23,000	475,410
Envestnet †	35,118	1,717,973
Exa †	40,000	450,400
ExlService Holdings †	80,000	2,356,000
FleetMatics Group (Ireland) †	107,788	3,485,864
FLIR Systems	55,000	1,910,150
Freescale Semiconductor †	88,284	2,074,674
Heartland Payment Systems	61,445	2,532,148
Infinera †	125,000	1,150,000
Informatica †	90,000	3,208,500
IPG Photonics †	41,000	2,820,800
Ixia †	48,000	548,640
Lattice Semiconductor †	230,986	1,905,635
MAXIMUS	38,034	1,636,223
Medidata Solutions †	16,000	684,960
MICROS Systems †	12,500	848,750
Palo Alto Networks †	18,266	1,531,604
Pandora Media †	30,000	885,000
Power Integrations	28,803	1,657,325
PTC †	60,447	2,345,344
RealPage †	36,000	809,280
Rogers †	25,000	1,658,750
Shutterstock †	31,360	2,602,253
Silicon Laboratories †	54,739	2,695,896
Solera Holdings	25,742	1,728,575
SPS Commerce †	50,000	3,159,500
Stratasys †	8,000	909,040
SunEdison †	62,911	1,421,789
Tableau Software Class A †	18,683	1,332,658
Telogis @=	185,242	150,046
Textura †	9,440	223,162
Tyler Technologies †	30,132	2,748,340
Ultratech †	28,000	621,040
Veeva Systems Class A †	69,230	1,761,903
Verint Systems †	58,580	2,873,349
Virtusa †	149,763	5,361,515
Web.com Group †	130,937	3,780,151
WEX †	24,015	2,520,855
WNS Holdings ADR †	239,040	4,584,787
		102,562,201
Materials – 2.50%
Airgas	36,000	3,920,760
Caesarstone Sdot-Yam (Israel)	39,443	1,935,862
Headwaters †	111,917	1,554,527
KapStone Paper & Packaging †	60,510	2,004,696
Platform Specialty Products †	113,716	3,187,459
		12,603,304
Telecommunication Services – 1.11%
Boingo Wireless †	75,000	512,250
CalAmp †	49,000	1,061,340
SBA Communications Class A †	19,000	1,943,700
tw telecom Class A †	12,192	491,460
Ubiquiti Networks †	35,603	1,608,900
		5,617,650

Total Common Stock
(cost $363,301,243)		486,316,470

(continues)     NQ-OPTSG [6/14] 8/14 (13030) 3

Schedule of investments

Optimum Small-Mid Cap Growth Fund (Unaudited)

	Number of shares	Value (U.S. $)
Convertible Preferred Stock – 0.65%
Cloudera @=†	30,243	$440,338
DocuSign
Series B @†	1,166	17,653
Series B-1 @†	349	5,284
Series D @†	838	12,813
Series E @†	21,664	454,944
Mobileye Series F2 =†	25,929	1,274,929
Telogis @=†	252,269	1,077,189
Total Convertible Preferred Stock (cost $2,215,955)		3,283,150

Preferred Stock – 0.25%
Apigee Series H =	256,001	707,715
Pure Storage =	36,123	539,678
Total Preferred Stock (cost $1,313,030)		1,247,393

	Principal amount°
Short-Term Investments – 3.34%
Discount Notes – 1.96% ≠
Federal Home Loan Bank
0.03% 7/21/14	1,360,477	1,360,462
0.05% 7/28/14	719,757	719,746
0.05% 8/14/14	4,239,170	4,239,068
0.05% 8/15/14	372,802	372,792
0.06% 8/18/14	2,619,315	2,619,244
0.075% 11/19/14	591,749	591,633
		9,902,945
Repurchase Agreements – 1.17%
Bank of America Merrill Lynch
0.04%, dated 6/30/14, to
be repurchased on 7/1/14,
repurchase price
$2,702,470 (collateralized
by U.S. government
obligations 0.25% -
3.625% 12/31/15 -
8/15/43; market value
$2,756,516)	2,702,467	2,702,467
Bank of Montreal
0.08%, dated 6/30/14, to
be repurchased on 7/1/14,
repurchase price $900,824
(collateralized by U.S.
government obligations
0.00% - 2.625% 9/30/14
- 11/15/20; market value
$918,839)	900,822	900,822
BNP Paribas
0.09%, dated 6/30/14, to
be repurchased on 7/1/14,
repurchase price
$2,282,716 (collateralized
by U.S. government
obligations 0.00% -
1.625% 11/13/14 -
4/30/19; market value
$2,328,366)	2,282,711	2,282,711
		5,886,000
U.S. Treasury Obligation – 0.21% ≠
U.S. Treasury Bill 0.093%
11/13/14	1,060,609	1,060,426
		1,060,426

Total Short-Term Investments (cost $16,848,794)		16,849,371

Total Value of Securities – 100.77% (cost $383,679,022)		507,696,384

Liabilities Net of Receivables and Other Assets – (0.77%)		(3,871,821)
Net Assets – 100.00%		$503,824,563
____________________

@	Illiquid security. At June 30, 2014, the aggregate value of illiquid securities was $6,939,746, which represents 1.38% of the Fund’s net assets. See Note 5 in “Notes.”
=

Security is being fair valued in accordance with the Fund’s fair valuation policy.At June 30, 2014, the aggregate value of fair valued securities was $4,189,895, which represents 0.83% of the Fund’s net assets. See Note 1 in “Notes.”

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non income producing security.

ADR – American Depositary Receipt

4 NQ-OPTSG [6/14] 8/14 (13030)

Notes

Optimum Small-Mid Cap Growth Fund
June 30, 2014 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Optimum Fund Trust (Trust) – Optimum Small-Mid Cap Growth Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal and Foreign Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (March 31, 2010–June 30, 2014), and has concluded that no position for federal income tax is required in the Fund’s financial statements. In regards to foreign taxes only, the Fund has open tax years in certain foreign countries it invests in that may date back to the inception of the Fund.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on June 30, 2014.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not bifurcates that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

(continues)     NQ-OPTSG [6/14] 8/14 (13030) 5

(Unaudited)

1. Significant Accounting Policies (continued)

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Trust are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund may pay foreign capital gains taxes on certain foreign securities held as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. The Fund declares and pays distributions from net investment income and net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At June 30, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2014, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$384,219,766
Aggregate unrealized appreciation	$128,607,642
Aggregate unrealized depreciation	(5,131,024)
Net unrealized appreciation	$123,476,618

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs). (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

6 NQ-OPTSG [6/14] 8/14 (13030)

(Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Common Stock
Consumer Discretionary	$74,635,948	$—	$—	$74,635,948
Consumer Staples	16,355,951	—	—	16,355,951
Energy	28,897,027	—	—	28,897,027
Financials	56,992,582	—	—	56,992,582
Healthcare	70,309,930	—	—	70,309,930
Industrials	118,341,877	—	—	118,341,877
Information Technology	102,412,155	—	150,046	102,562,201
Materials	12,603,304	—	—	12,603,304
Telecommunication Services	5,617,650	—	—	5,617,650
Convertible Preferred Stock	—	—	3,283,150	3,283,150
Preferred Stock	—	—	1,247,393	1,247,393
Short-Term Investments	—	16,849,371	—	16,849,371
Total	$486,166,424	$16,849,371	$4,680,589	$507,696,384

During the period ended June 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the Fair Valuation Procedures described in Note 1, International Fair Value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s Net Asset Value is determined) will be established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s Net Asset Value is determined. Further, International Fair Value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded , causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund enters into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(continues)     NQ-OPTSG [6/14] 8/14 (13030) 7

(Unaudited)

3. Derivatives (continued)

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No foreign currency exchange contracts were outstanding at June 30, 2014.

4. Securities Lending

The Fund may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments® Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization, and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in a Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At June 30, 2014, the Fund had no securities out on loan.

8 NQ-OPTSG [6/14] 8/14 (13030)

(Unaudited)

5. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a significant portion of its assets in small- and mid- sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund may invest in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended June 30, 2014. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of June 30, 2014, there were no rule 144A securities. Illiquid securities have been identified in the schedule of investments.

6. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2014 that would require recognition or disclosure in the Fund’s schedule of investments.

NQ-OPTSG [6/14] 8/14 (13030) 9

Schedule of Investments

Optimum Small-Mid Cap Value Fund
June 30, 2014 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 89.20%²
Consumer Discretionary – 11.31%
AMC Networks Class A †	54,100	$3,326,609
Ascena Retail Group †	168,000	2,872,800
bebe stores	589,616	1,798,329
Callaway Golf	459,860	3,826,035
Christopher & Banks †	14,100	123,516
Crocs †	215,800	3,243,474
Express †	188,400	3,208,452
Finish Line Class A	83,000	2,468,420
Foot Locker	22,600	1,146,272
Hooker Furniture	143,694	2,319,221
LeapFrog Enterprises †	343,700	2,526,195
Lear	37,100	3,313,772
Life Time Fitness †	63,300	3,085,242
Lithia Motors Class A	29,300	2,756,251
Meredith	45,300	2,190,708
Pier 1 Imports	60,000	924,600
Ruth’s Hospitality Group	195,553	2,415,080
SeaWorld Entertainment	105,300	2,983,149
Spartan Motors	510,538	2,317,842
Stage Stores	45,000	841,050
Staples	339,000	3,674,760
Thor Industries	13,900	790,493
Tupperware Brands	31,800	2,661,660
Winnebago Industries †	66,143	1,665,481
		56,479,411
Energy – 6.96%
Boardwalk Pipeline Partners	100,000	1,850,000
Bonanza Creek Energy †	33,300	1,904,427
Cloud Peak Energy †	180,210	3,319,468
CONSOL Energy	45,000	2,073,150
Evolution Petroleum	90,371	989,562
Gulf Island Fabrication	107,875	2,321,470
Hallador Energy	160,876	1,526,713
Newpark Resources †	283,403	3,531,201
Oasis Petroleum †	67,200	3,755,808
Oil States International †	21,500	1,377,935
PDC Energy †	26,900	1,698,735
Primoris Services	51,900	1,496,796
Rex Energy †	107,000	1,894,970
VAALCO Energy †	534,756	3,866,286
Warren Resources †	284,936	1,766,603
Weatherford International
(Switzerland) †	60,000	1,380,000
		34,753,124
Financials – 8.19%
Alexandria Real Estate
Equities	43,192	3,353,427
BankUnited	93,500	3,130,380
Cedar Realty Trust	446,776	2,792,350
City Holding	45,575	2,056,344
Comerica	30,100	1,509,816
DiamondRock Hospitality	127,700	1,637,114
Dime Community Bancshares	208,303	3,289,104
East West Bancorp	42,900	1,501,071
First Financial Bancorp @	125,100	2,152,971
Hallmark Financial Services †	292,778	3,147,363
HCC Insurance Holdings	29,400	1,438,836
Inland Real Estate	143,200	1,522,216
Potlatch	48,903	2,024,584
PrivateBancorp	106,400	3,091,984
SVB Financial Group †	28,300	3,300,346
Wintrust Financial	64,900	2,985,400
XL Group (Ireland)	60,000	1,963,800
		40,897,106
Healthcare – 3.89%
CareFusion †	87,900	3,898,365
Haemonetics †	53,800	1,898,064
Hospira †	64,700	3,323,639
Mednax †	50,800	2,954,020
Myriad Genetics †	127,400	4,958,408
Teleflex	22,700	2,397,120
		19,429,616
Industrials – 26.23%
AAON	49,707	1,666,179
ACCO Brands †	367,200	2,353,752
Acuity Brands	14,800	2,046,100
Aegion †	108,000	2,513,160
Albany International	35,600	1,351,376
AMETEK	52,875	2,764,305
Apogee Enterprises	49,200	1,715,112
Avery Dennison	76,000	3,895,000
B/E Aerospace †	33,400	3,089,166
Boise Cascade †	73,400	2,102,176
Brady Class A	58,300	1,741,421
Cardtronics †	62,300	2,123,184
Carlisle	30,800	2,667,896
Civeo †	43,000	1,076,290
Colfax †	55,500	4,136,970
Crane	33,300	2,476,188
Diana Shipping (Greece) †	287,100	3,126,519
Dover	48,700	4,429,265
Encore Wire	59,397	2,912,829
Energizer Holdings	30,200	3,685,306
Ennis	158,790	2,423,135

(continues)     NQ-OPTSV [6/14] 8/14 (13034) 1

Schedule of Investments

Optimum Small-Mid Cap Value Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock² (continued)
Industrials (continued)
Equifax	45,297	$3,285,844
Federal Signal	27,000	395,550
FreightCar America	135,972	3,404,739
Graham	80,803	2,812,752
Granite Construction	107,171	3,856,013
Harsco	126,000	3,355,380
Houston Wire & Cable	205,015	2,544,236
Hubbell Class B	23,900	2,943,285
IDEX	20,200	1,630,948
Joy Global	54,400	3,349,952
Kennametal	86,800	4,017,104
Knoll	205,224	3,556,532
ManpowerGroup	27,000	2,290,950
McDermott International †	60,500	489,445
McGrath RentCorp	92,476	3,398,493
PerkinElmer	33,500	1,569,140
Robert Half International	30,800	1,470,392
Rush Enterprises Class A †	70,600	2,447,702
Stanley Black & Decker	45,000	3,951,900
Timken	78,100	5,298,304
Trex †	40,800	1,175,856
Trinity Industries	44,800	1,958,656
TrueBlue †	171,300	4,722,741
Tyco International
(Switzerland)	28,400	1,295,040
U.S. Ecology	45,348	2,219,785
Watts Water Technologies
Class A	48,801	3,012,486
WESCO International †	42,800	3,697,064
Woodward	50,100	2,514,018
		130,959,636
Information Technology – 18.37%
Advanced Energy Industries †	164,925	3,174,806
Amdocs	86,000	3,984,380
AVG Technologies
(Netherlands) †	157,600	3,172,488
Broadridge Financial
Solutions	73,600	3,064,704
Brooks Automation	175,500	1,890,135
Checkpoint Systems †	134,600	1,883,054
Conversant †	20,000	508,000
Diebold	23,500	943,995
Diodes †	23,000	666,080
Fairchild Semiconductor
International †	324,500	5,062,200
Flextronics International †	582,000	6,442,740
FLIR Systems	71,200	2,472,776
Harris	16,100	1,219,575
Henry (Jack) & Associates	26,200	1,557,066
IAC/InterActiveCorp	53,300	3,689,959
Infineon Technologies
(Germany)	100,000	1,249,988
Ingram Micro Class A †	103,000	3,008,630
j2 Global @	61,200	3,112,632
Jabil Circuit	191,000	3,991,900
KEMET †	200,000	1,150,000
Mercury Systems †	174,629	1,980,293
Methode Electronics	105,540	4,032,683
Micrel	320,111	3,610,852
ModusLink Global Solutions †	242,700	907,698
ON Semiconductor †	269,200	2,460,488
Plexus †	112,302	4,861,554
Rudolph Technologies †	244,342	2,414,099
ScanSource †	71,636	2,727,899
Silicon Image †	512,018	2,580,571
Synaptics †	41,625	3,772,890
Teradyne	192,100	3,765,160
Unisys †	141,287	3,495,440
Vishay Intertechnology	106,200	1,645,038
Xcerra †	135,300	1,231,230
		91,731,003
Materials – 12.78%
Ashland	29,700	3,229,578
Cabot	44,000	2,551,560
Carpenter Technology	62,000	3,921,500
Celanese Class A	26,000	1,671,280
Chemtura †	83,000	2,168,790
Eastman Chemical	46,600	4,070,510
Fuller (H.B.)	38,000	1,827,800
Intrepid Potash †	199,400	3,341,944
KMG Chemicals	208,301	3,745,252
Landec †	232,734	2,906,848
MeadWestvaco	20,600	911,756
Minerals Technologies	65,800	4,315,164
Molycorp †	205,000	526,850
Olympic Steel	117,624	2,911,194
Owens-Illinois †	97,000	3,360,080
PolyOne	119,000	5,014,660
Rock-Tenn Class A	16,200	1,710,558
Rockwood Holdings	51,000	3,875,490
Sealed Air	96,000	3,280,320
Sonoco Products	77,600	3,408,968
Stillwater Mining †	238,356	4,183,148
Xerium Technologies †	62,500	872,500
		63,805,750

2 NQ-OPTSV [6/14] 8/14 (13034)

(Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock² (continued)
Telecommunication Services – 0.63%
Vonage Holdings †	842,600	$3,159,750
		3,159,750
Utilities – 0.84%
New Jersey Resources	15,200	868,832
Questar	133,800	3,318,240
		4,187,072

Total Common Stock
(cost $326,366,108)		445,402,468

	Principal
	amount°
Short-Term Investments – 10.04%
Discount Notes – 5.32% ≠
Federal Home Loan Bank
0.03% 7/21/14	3,440,936	3,440,898
0.05% 7/28/14	2,161,526	2,161,494
0.05% 8/14/14	10,721,764	10,721,507
0.05% 8/15/14	1,453,678	1,453,642
0.06% 8/18/14	5,631,914	5,631,762
0.075% 11/19/14	3,163,496	3,162,876
		26,572,179
Repurchase Agreements – 4.13%
Bank of America Merrill Lynch
0.04%, dated 6/30/14, to
be repurchased on 7/1/14,
repurchase price
$9,470,583 (collateralized
by U.S. government
obligations 0.25% -
3.625% 12/31/15 -
8/15/43; market value
$9,659,983)	9,470,572	9,470,572
Bank of Montreal
0.08%, dated 6/30/14, to
be repurchased on 7/1/14,
repurchase price
$3,156,864 (collateralized
by U.S. government
obligations 0.00% -
2.625% 9/30/14 -
11/15/20; market value
$3,219,996)	3,156,857	3,156,857
BNP Paribas
0.09%, dated 6/30/14, to
be repurchased on 7/1/14,
repurchase price
$7,999,591 (collateralized
by U.S. government
obligations 0.00% -
1.625% 11/13/14 -
4/30/19; market value
$8,159,565)	7,999,571	$7,999,571
		20,627,000
U.S. Treasury Obligation – 0.59% ≠
U.S. Treasury Bill
0.093% 11/13/14	2,930,712	2,930,205
		2,930,205
Total Short-Term
Investments
(cost $50,127,744)		50,129,384

Total Value of
Securities – 99.24%
(cost $376,493,852)		495,531,852

Receivables and Other
Assets Net of
Liabilities – 0.76%		3,791,735
Net Assets – 100.00%		$499,323,587
____________________

@	Illiquid security. At June 30, 2014, the aggregate value of illiquid securities was $5,265,603, which represents 1.05% of the Fund’s net assets. See Note 4 in “Notes.”
²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non income producing security.

NQ-OPTSV [6/14] 8/14 (13034) 3

Notes

Optimum Small-Mid Cap Value Fund
June 30, 2014 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Optimum Fund Trust (Trust) – Optimum Small-Mid Cap Value Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (March 31, 2011–March 31, 2014 ), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on June 30, 2014.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

4 NQ-OPTSV [6/14] 8/14 (13034)

(Unaudited)

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Trust are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays distributions from net investment income and net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At June 30, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2014, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of Investments	$376,851,809
Aggregate unrealized appreciation	$125,269,882
Aggregate unrealized depreciation	(6,589,839)
Net unrealized appreciation	$118,680,043

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

(continues)     NQ-OPTSV [6/14] 8/14 (13034) 5

(Unaudited)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2014:

	Level 1	Level 2	Total
Common Stock	$445,402,468	$—	$445,402,468
Short-Term Investments	—	50,129,384	50,129,384
Total	$445,402,468	$50,129,384	$495,531,852

During the period ended June 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value is determined) will be established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s net asset value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded , causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At June 30, 2014, there were no Level 3 investments.

3. Securities Lending

The Fund may lend may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities, and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent, and the borrower.

6 NQ-OPTSV [6/14] 8/14 (13034)

(Unaudited)

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in a Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At June 30, 2014, the Fund had no securities out on loan.

4. Credit and Market Risk

The Fund invests a significant portion of its assets in small- and mid- sized companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund may invest in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended June 30, 2014. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their on going operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of June 30, 2014, there were no Rule 144A securities held by the Fund. Illiquid securities have been identified on the schedule of investments.

5. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2014 that would require recognition or disclosure in the Fund’s schedule of investments.

NQ-OPTSV [6/14] 8/14 (13034) 7

Item 2. Controls and Procedures.

       The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

       File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: